Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER DOMESTIC EQUITY FUND

Investments	Shares	Value
COMMON STOCKS - 29.0%
COMMUNICATION SERVICES - 1.2%
Alphabet, Inc., Class A(a)	69,283	$8,293,175
Bandwidth, Inc., Class A(a)	161	2,202
Cogent Communications Holdings, Inc.	42,840	2,882,704
Netflix, Inc.(a)	1,645	724,606
Scholastic Corp.	683	26,562
Spok Holdings, Inc.	1,624	21,583
Telephone & Data Systems, Inc.	7,062	58,120
Yelp, Inc.(a)	5,934	216,057
Total Communication Services		12,225,009
CONSUMER DISCRETIONARY - 2.1%
Aaron's Co., Inc. (The)	4,387	62,032
Abercrombie & Fitch Co., Class A(a)	5,377	202,605
Academy Sports & Outdoors, Inc.	146	7,891
Advance Auto Parts, Inc.	4,100	288,230
Amazon.com, Inc.(a)	78,051	10,174,728
American Axle & Manufacturing Holdings, Inc.(a)	22,900	189,383
Bath & Body Works, Inc.	9,400	352,500
Carriage Services, Inc.	1,781	57,829
Cavco Industries, Inc.(a)	707	208,565
Dana, Inc.	949	16,133
Dave & Buster's Entertainment, Inc.(a)	3,703	165,006
Expedia Group, Inc.(a)	4,895	535,464
G-III Apparel Group Ltd.(a)	4,899	94,404
General Motors Co.	30,365	1,170,874
Goodyear Tire & Rubber Co. (The)(a)	9,449	129,262
GoPro, Inc., Class A(a)	7,865	32,561
Green Brick Partners, Inc.(a)	973	55,266
Group 1 Automotive, Inc.	622	160,538
Home Depot, Inc. (The)	4,539	1,409,995
Lear Corp.	754	108,237
Leslie's, Inc.(a)	27,475	257,990
Marriott International, Inc., Class A	5,943	1,091,670
MasterCraft Boat Holdings, Inc.(a)	1,445	44,289
Monarch Casino & Resort, Inc.	1,530	107,789
Movado Group, Inc.	534	14,327
National Vision Holdings, Inc.(a)	8,568	208,117
O'Reilly Automotive, Inc.(a)	1,244	1,188,393
Planet Fitness, Inc., Class A(a)	5,630	379,687
PlayAGS, Inc.(a)	3,474	19,628
Sonic Automotive, Inc., Class A	2,818	134,334
Sonos, Inc.(a)	12,559	205,088
Standard Motor Products, Inc.	1,630	61,158
Stride, Inc.(a)	2,768	103,053
Tractor Supply Co.	1,800	397,980
TRI Pointe Group, Inc..(a)	8,116	266,692
Ulta Beauty, Inc.(a)	670	315,299

Investments	Shares	Value
COMMON STOCKS (continued)
CONSUMER DISCRETIONARY (continued)
Universal Electronics, Inc.(a)	525	$5,051
Wolverine World Wide, Inc.	12,385	181,936
Total Consumer Discretionary		20,403,984
CONSUMER STAPLES - 3.0%
Brown-Forman Corp., Class B	6,260	418,043
Cal-Maine Foods, Inc.	16,143	726,435
Calavo Growers, Inc.	24,776	719,000
Clorox Co. (The)	32,712	5,202,516
Costco Wholesale Corp.	2,884	1,552,688
Darling Ingredients, Inc.(a)	24,363	1,554,116
Dollar General Corp.	28,727	4,877,270
Estee Lauder Cos., Inc. (The), Class A	3,284	644,912
Fresh Del Monte Produce, Inc.	309	7,944
Freshpet, Inc.(a)	6,900	454,089
Henkel AG & Co. KGaA, ADR	179,698	3,166,279
Hormel Foods Corp.	11,440	460,117
JM Smucker Co. (The)	2,540	375,082
Kimberly-Clark Corp.	22,058	3,045,327
Lamb Weston Holdings, Inc.	2,610	300,019
McCormick & Co., Inc., NVDR	48,795	4,256,388
Medifast, Inc.	748	68,936
Mission Produce, Inc.(a)	32,899	398,736
PepsiCo, Inc.	5,114	947,215
USANA Health Sciences, Inc.(a)	1,070	67,453
Vector Group Ltd.	15,926	204,012
Total Consumer Staples		29,446,577
ENERGY - 0.5%
Antero Resources Corp.(a)	28,686	660,639
California Resources Corp.	5,230	236,867
Dorian LPG Ltd.	3,063	78,566
Halliburton Co.	27,391	903,629
Kosmos Energy Ltd.(a)	364,810	2,185,212
Par Pacific Holdings, Inc.(a)	5,839	155,376
Patterson-UTI Energy, Inc.	9,153	109,561
ProPetro Holding Corp.(a)	7,002	57,696
REX American Resources Corp.(a)	7,006	243,879
World Fuel Services Corp.	1,263	26,119
Total Energy		4,657,544
FINANCIALS - 3.9%
American Equity Investment Life Holding Co.	4,682	243,979
Ameriprise Financial, Inc.	4,297	1,427,292
AMERISAFE, Inc.	592	31,565
Aon PLC, Class A	9,685	3,343,262
Arthur J Gallagher & Co.	1,750	384,247
Banc of California, Inc.	5,648	65,404
Bank of America Corp.	31,301	898,026
BankUnited, Inc.	7,326	157,875
Banner Corp.	2,132	93,104
Berkshire Hathaway, Inc., Class B(a)	10,270	3,502,070
Berkshire Hills Bancorp, Inc.	7,196	149,173
Blucora, Inc.(a)	11,205	250,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
FINANCIALS (continued)
Brightsphere Investment Group, Inc.	1,002	$20,992
Charles Schwab Corp. (The)	17,469	990,143
Chubb Ltd.	8,163	1,571,867
Commerce Bancshares, Inc.	7,238	352,491
Cullen/Frost Bankers, Inc.	6,585	708,085
Customers Bancorp, Inc.(a)	4,295	129,967
Donnelley Financial Solutions, Inc.(a)	1,883	85,733
Employers Holdings, Inc.	4,009	149,977
Encore Capital Group, Inc.(a)	5,972	290,359
Enova International, Inc.(a)	1,393	73,996
Everest Re Group Ltd.	2,650	905,929
EZCORP, Inc., Class A(a)	20,965	175,687
FactSet Research Systems, Inc.	1,135	454,738
FS Bancorp, Inc.	177	5,322
Green Dot Corp., Class A(a)	3,089	57,888
Hanmi Financial Corp.	1,322	19,737
Hartford Financial Services Group, Inc. (The)	4,535	326,611
HCI Group, Inc.	243	15,013
Hilltop Holdings, Inc.	832	26,175
HomeStreet, Inc.	1,011	5,985
Horace Mann Educators Corp.	2,601	77,146
Independent Bank Corp.	14,777	657,724
Intercontinental Exchange, Inc.	52,239	5,907,186
James River Group Holdings Ltd.	2,587	47,239
JPMorgan Chase & Co.	13,471	1,959,222
LendingTree, Inc.(a)	2,680	59,255
MetLife, Inc.	6,908	390,509
National Bank Holdings Corp., Class A	544	15,798
NBT Bancorp, Inc.	563	17,932
Northern Trust Corp.	51,852	3,844,307
Northrim BanCorp, Inc.	516	20,294
OFG Bancorp	996	25,976
Pathward Financial, Inc.	2,452	113,675
PRA Group, Inc.(a)	4,768	108,949
Preferred Bank	787	43,277
ProAssurance Corp.	4,424	66,758
PROG Holdings, Inc.(a)	2,994	96,167
Reinsurance Group of America, Inc.	12,999	1,802,831
Ryan Specialty Holdings, Inc.(a)	4,295	192,803
S&T Bancorp, Inc.	776	21,099
SiriusPoint Ltd.(a)	11,682	105,488
Stewart Information Services Corp.	616	25,342
StoneX Group, Inc.(a)	1,308	108,669
Toast, Inc., Class A(a)	18,650	420,930
Towne Bank	28,627	665,291
Tradeweb Markets, Inc. Class A, Class A	10,510	719,725
Travelers Cos., Inc. (The)	17,158	2,979,658
Trustmark Corp.	2,967	62,663
United Fire Group, Inc.	1,803	40,856
Universal Insurance Holdings, Inc.	7,639	117,870

Investments	Shares	Value
COMMON STOCKS (continued)
FINANCIALS (continued)
Veritex Holdings, Inc.	2,627	$47,102
WR Berkley Corp.	9,141	544,438
Total Financials		38,219,639
HEALTH CARE - 5.0%
Abbott Laboratories	14,041	1,530,750
Abcam PLC, ADR(a)	8,525	208,607
ACADIA Pharmaceuticals, Inc.(a)	4,716	112,948
Adaptive Biotechnologies Corp.(a)	98,282	659,472
Align Technology, Inc.(a)	1,530	541,069
Allscripts Healthcare Solutions, Inc.(a)	8,527	107,440
Amphastar Pharmaceuticals, Inc.(a)	4,764	273,787
AngioDynamics, Inc.(a)	5,407	56,395
ANI Pharmaceuticals, Inc.(a)	359	19,325
Becton Dickinson and Co.	10,226	2,699,766
Bio-Rad Laboratories, Inc., Class A(a)	690	261,593
Bio-Techne Corp.	22,245	1,815,859
Bristol-Myers Squibb Co.	17,067	1,091,435
Catalyst Pharmaceuticals, Inc.(a)	8,477	113,931
Chemed Corp.	4,450	2,410,431
Cigna Corp.	6,021	1,689,493
Codexis, Inc.(a)	3,232	9,050
Computer Programs & Systems, Inc.(a)	1,022	25,233
Cooper Cos., Inc. (The)	1,060	406,436
Cross Country Healthcare, Inc.(a)	4,402	123,608
CytomX Therapeutics, Inc.(a)	14,691	25,269
Danaher Corp.	8,460	2,030,400
DENTSPLY SIRONA, Inc.	95,051	3,803,941
Dexcom, Inc.(a)	5,000	642,550
Edwards Lifesciences Corp.(a)	7,330	691,439
Emergent BioSolutions, Inc.(a)	11,720	86,142
Enanta Pharmaceuticals, Inc.(a)	1,130	24,182
Exelixis, Inc.(a)	2,400	45,864
Globus Medical, Inc., Class A(a)	38,844	2,312,772
Guardant Health, Inc.(a)	26,730	956,934
Harmony Biosciences Holdings, Inc.(a)	2,378	83,682
Health Catalyst, Inc.(a)	1,352	16,900
HealthStream, Inc.	4,659	114,425
ICU Medical, Inc.(a)	3,544	631,505
IDEXX Laboratories, Inc.(a)	550	276,227
Inogen, Inc.(a)	3,936	45,461
Integra LifeSciences Holdings Corp.(a)	3,845	158,145
Intercept Pharmaceuticals, Inc.(a)	3,474	38,422
iTeos Therapeutics, Inc.(a)	2,364	31,299
Johnson & Johnson	17,995	2,978,532
MEDNAX, Inc."(a)	5,081	72,201
Medtronic PLC	6,204	546,572

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
HEALTH CARE (continued)
Merit Medical Systems, Inc.(a)	2,194	$183,506
Nektar Therapeutics(a)	41,025	23,598
NextGen Healthcare, Inc.(a)	3,954	64,134
NGM Biopharmaceuticals, Inc.(a)	2,807	7,270
NuVasive, Inc.(a)	4,024	167,358
OraSure Technologies, Inc.(a)	4,459	22,340
REGENXBIO, Inc.(a)	4,891	97,771
Repligen Corp.(a)	1,630	230,580
Rigel Pharmaceuticals, Inc.(a)	35,392	45,656
Sarepta Therapeutics, Inc.(a)	339	38,822
Semler Scientific, Inc.(a)	469	12,307
Smith & Nephew PLC, ADR	91,603	2,954,197
STERIS PLC	2,860	643,443
Surmodics, Inc.(a)	2,252	70,510
Teleflex, Inc.	4,403	1,065,658
Thermo Fisher Scientific, Inc.	2,415	1,260,026
Universal Health Services, Inc., Class B	21,777	3,435,757
US Physical Therapy, Inc.	1,552	188,397
Vanda Pharmaceuticals, Inc.(a)	11,028	72,675
Veeva Systems, Inc., Class A(a)	3,350	662,395
Vertex Pharmaceuticals, Inc.(a)	9,685	3,408,248
Waters Corp.(a)	3,485	928,892
West Pharmaceutical Services, Inc.	1,000	382,470
Zimmer Biomet Holdings, Inc.	16,432	2,392,499
Zimvie, Inc.(a)	2,077	23,325
Zoetis, Inc.	4,228	728,104
Total Health Care		48,879,430
INDUSTRIALS - 3.7%
3M Co.	35,610	3,564,205
Aerojet Rocketdyne Holdings, Inc.(a)	15,439	847,138
AGCO Corp.	391	51,385
American Woodmark Corp.(a)	211	16,114
AMETEK, Inc.	18,577	3,007,245
Apogee Enterprises, Inc.	5,966	283,206
ArcBest Corp.	2,234	220,719
Astec Industries, Inc.	2,648	120,325
Boise Cascade Co.	1,236	111,673
Chart Industries, Inc.(a)	5,643	901,695
Comfort Systems USA, Inc.	1,907	313,129
CSG Systems International, Inc.	5,563	293,393
DXP Enterprises, Inc.(a)	235	8,556
Dycom Industries, Inc.(a)	2,173	246,961
Encore Wire Corp.	1,349	250,820
Energy Recovery, Inc.(a)	2,239	62,580
Enviri Corp.(a)	10,151	100,190
Forrester Research, Inc.(a)	1,292	37,584
Fortive Corp.	13,800	1,031,826
Generac Holdings, Inc.(a)	3,300	492,129
GMS, Inc.(a)	4,243	293,616
Graco, Inc.	8,982	775,596
Heartland Express, Inc.	10,086	165,511

Investments	Shares	Value
COMMON STOCKS (continued)
INDUSTRIALS (continued)
Heidrick & Struggles International, Inc.	5,141	$136,082
Honeywell International, Inc.	5,940	1,232,550
Hyster-Yale Materials Handling, Inc.	1,122	62,653
IDEX Corp.	2,810	604,881
Insteel Industries, Inc.	1,703	52,997
Interface, Inc.	5,193	45,647
Kelly Services, Inc., Class A	3,261	57,426
Knorr-Bremse AG, ADR	102,120	1,944,365
Lindsay Corp.	5,904	704,583
Lyft, Inc., Class A(a)	6,435	61,712
Mueller Water Products, Inc., Class A	186,526	3,027,317
MYR Group, Inc.(a)	2,160	298,814
Nordson Corp.	2,600	645,268
Norfolk Southern Corp.	7,103	1,610,676
NOW, Inc.(a)	4,115	42,631
PGT Innovations, Inc.(a)	6,299	183,616
Powell Industries, Inc.	1,466	88,825
Proto Labs, Inc.(a)	3,450	120,612
Quanex Building Products Corp.	8,314	223,231
Resideo Technologies, Inc.(a)	5,835	103,046
Resources Connection, Inc.	4,328	67,993
Rockwell Automation, Inc.	1,580	520,531
RXO, Inc.(a)	8,316	188,524
Saia, Inc.(a)	4,890	1,674,385
Spirit AeroSystems Holdings, Inc., Class A	18,065	527,317
Titan International, Inc.(a)	4,267	48,985
Toro Co. (The)	6,600	670,890
Trane Technologies PLC	5,782	1,105,865
TrueBlue, Inc.(a)	2,521	44,647
Union Pacific Corp.	13,695	2,802,271
Verisk Analytics, Inc.	13,105	2,962,123
Viad Corp.(a)	1,905	51,206
Wabash National Corp.	10,114	259,323
Werner Enterprises, Inc.	8,664	382,776
Xylem, Inc.	1,690	190,328
Total Industrials		35,939,692
INFORMATION TECHNOLOGY - 6.1%
8x8, Inc.(a)	22,796	96,427
A10 Networks, Inc.	5,100	74,409
Accenture PLC, Class A	4,720	1,456,498
Adeia, Inc.	2,853	31,412
Agilysys, Inc.(a)	625	42,900
Akamai Technologies, Inc.(a)	6,550	588,648
Amphenol Corp., Class A	35,525	3,017,849
ANSYS, Inc.(a)	750	247,702
Apple, Inc.	28,502	5,528,533
Applied Materials, Inc.	9,495	1,372,407
Arlo Technologies, Inc.(a)	4,894	53,394
Asana, Inc., Class A(a)	9,650	212,686
Autodesk, Inc.(a)	2,830	579,046
Axcelis Technologies, Inc.(a)	1,885	345,577
Benchmark Electronics, Inc.	755	19,502
Box, Inc., Class A(a)	1,729	50,798
Brightcove, Inc.(a)	328	1,315
Broadcom, Inc.	2,264	1,963,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
Cerence, Inc.(a)	4,507	$131,740
CEVA, Inc.(a)	1,559	39,832
CommScope Holding Co., Inc.(a)	10,055	56,610
Comtech Telecommunications Corp.	2,077	18,984
Consensus Cloud Solutions, Inc.(a)	1,147	35,557
Daktronics, Inc.(a)	4,851	31,046
DocuSign, Inc.(a)	696	35,559
Domo, Inc., Class B(a)	1,643	24,086
Dropbox, Inc., Class A(a)	6,236	166,314
Entegris, Inc.	18,485	2,048,508
Everbridge, Inc.(a)	264	7,102
Extreme Networks, Inc.(a)	9,863	256,931
FARO Technologies, Inc.(a)	2,313	37,471
LivePerson, Inc.(a)	16,641	75,217
Microchip Technology, Inc.	7,476	669,775
Microsoft Corp.	34,575	11,774,170
MongoDB, Inc.(a)	1,240	509,628
Monolithic Power Systems, Inc.	3,230	1,744,943
Motorola Solutions, Inc.	14,525	4,259,892
Murata Manufacturing Co., Ltd., ADR	12,566	180,196
NETGEAR, Inc.(a)	996	14,103
New Relic, Inc.(a)	1,459	95,477
Nutanix, Inc., Class A(a)	15,350	430,567
NVIDIA Corp.	14,055	5,945,546
Okta, Inc.(a)	10,860	753,141
OneSpan, Inc.(a)	1,209	17,942
Palo Alto Networks, Inc.(a)	1,970	503,355
PDF Solutions, Inc.(a)	1,226	55,293
Pure Storage, Inc., Class A(a)	21,695	798,810
Rambus, Inc.(a)	4,422	283,760
Ribbon Communications, Inc.(a)	1,386	3,867
salesforce.com, Inc.(a)	17,945	3,791,061
ScanSource, Inc.(a)	7,215	213,275
ServiceNow, Inc.(a)	2,628	1,476,857
SMART Global Holdings, Inc.(a)	7,972	231,268
Squarespace, Inc., Class A(a)	1,534	48,382
Synopsys, Inc.(a)	2,851	1,241,354
VeriSign, Inc.(a)	12,810	2,894,676
Viavi Solutions, Inc.(a)	17,143	194,230
Visa, Inc., Class A	5,967	1,417,043
Workday, Inc., Class A(a)	4,450	1,005,210
Xerox Holdings Cop.	3,926	58,458
Xperi, Inc.(a)	6,666	87,658
Zscaler, Inc.(a)	4,720	690,536
Total Information Technology		60,038,394
MATERIALS - 1.3%
AdvanSix, Inc.	1,334	46,663
American Vanguard Corp.	1,397	24,964
AptarGroup, Inc.	9,445	1,094,298
Avery Dennison Corp.	7,546	1,296,403
Clearwater Paper Corp.(a)	537	16,819

Investments	Shares	Value
COMMON STOCKS (continued)
MATERIALS (continued)
Compass Minerals International, Inc.	3,609	$122,706
DuPont de Nemours, Inc.	5,596	399,778
Ecovyst, Inc.(a)	1,520	17,419
O-I Glass, Inc.(a)	15,853	338,145
Olympic Steel, Inc.	918	44,982
Rayonier Advanced Materials, Inc.(a)	8,654	37,039
Sherwin-Williams Co. (The)	18,680	4,959,914
Sylvamo Corp.	1,875	75,844
Trinseo PLC	4,284	54,278
Warrior Met Coal, Inc.	6,382	248,579
Wheaton Precious Metals Corp.	100,495	4,343,394
Total Materials		13,121,225
REAL ESTATE - 0.9%
Acadia Realty Trust	14,993	215,749
Alexandria Real Estate Equities, Inc.	5,467	620,450
Armada Hoffler Properties, Inc.	2,525	29,492
Chatham Lodging Trust	13,376	125,199
Community Healthcare Trust, Inc.	459	15,156
DiamondRock Hospitality Co.	17,463	139,879
Equity Commonwealth	49,638	1,005,666
Healthcare Realty Trust, Inc.	138,500	2,612,110
Healthpeak Properties, Inc.	54,158	1,088,576
Hersha Hospitality Trust, Class A	3,857	23,489
Marcus & Millichap, Inc.	970	30,565
Pebblebrook Hotel Trust	5,087	70,913
Prologis, Inc.	20,708	2,539,422
Saul Centers, Inc.	826	30,422
Sunstone Hotel Investors, Inc.	5,770	58,392
Xenia Hotels & Resorts, Inc.	11,055	136,087
Total Real Estate		8,741,567
UTILITIES - 1.3%
American Water Works Co., Inc.	11,915	1,700,866
Avista Corp.	8,446	331,674
California Water Service Group	31,369	1,619,582
Chesapeake Utilities Corp.	1,774	211,106
NextEra Energy, Inc.	73,396	5,445,983
Northwest Natural Holding Co.	3,305	142,280
Pennon Group PLC	37,402	685,392
Portland General Electric Co.	14,974	701,233
Severn Trent PLC, ADR	5,313	179,459
SJW Group	9,348	655,388
United Utilities Group PLC, ADR	28,988	724,120
Total Utilities		12,397,083
TOTAL COMMON STOCKS (Cost: $268,726,354)		284,070,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (concluded)

Investments	Shares	Value
EXCHANGE-TRADED FUND - 69.4%
Vanguard Total Stock Market ETF	3,088,419	$680,316,937
(Cost: $579,011,877)
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 4.94%(b) (Cost: $16,656,696)	16,656,696	16,656,696
TOTAL INVESTMENTS - 100.1% (Cost: $864,394,927)		981,043,777
OTHER ASSETS AND LIABILITIES, NET - (0.1)%		(618,642)
NET ASSETS - 100.0%		$980,425,135

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield of June 30, 2023.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NVDR	Non-Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$284,070,144	$—	$—	$284,070,144
Exchange-Traded Fund	680,316,937	—	—	680,316,937
Money Market Fund	16,656,696	—	—	16,656,696
Total Investments in Securities	$981,043,777	$—	$—	$981,043,777

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND

Investments	Shares	Value
COMMON STOCKS - 55.2%
AUSTRALIA - 2.2%
JB Hi-Fi Ltd.	53,079	$1,552,110
Santos Ltd.	524,249	2,640,477
Brambles Ltd.	123,466	1,188,333
oOh!media Ltd.	244,892	194,098
CSL Ltd.	11,306	2,092,163
Aristocrat Leisure Ltd.	107,753	2,790,209
BlueScope Steel Ltd.	70,146	967,732
Washington H. Soul Pattinson & Co., Ltd.	14,824	314,263
MMA Offshore Ltd.(a)	20,255	15,558
Myer Holdings Ltd.	170,752	67,336
Sierra Rutile Holdings Ltd.(a)	10,352	1,737
Ventia Services Group Pty Ltd.	151,488	306,843
Base Resources Ltd.	163,136	18,477
GR Engineering Services Ltd.	29,714	42,357
Clarity Pharmaceuticals Ltd.(a)	24,827	11,658
Qantas Airways Ltd.(a)	55,012	228,116
WiseTech Global Ltd.	8,736	468,014
Lycopodium Ltd.	6,166	43,674
CSR Ltd.	3,805	13,231
Nufarm Ltd.	4,508	15,404
Atlassian Corp., Class A(a)	16,988	2,850,756
Australian Vintage Ltd.	2,853	763
Macmahon Holdings Ltd.	136,065	14,062
Whitehaven Coal Ltd.	109,058	489,940
Wagners Holding Co., Ltd.(a)	12,951	6,923
Pilbara Minerals Ltd.	28,171	92,901
Cooper Energy Ltd.(a)	230,653	23,134
BCI Minerals Ltd.(a)	72,503	11,615
AIC Mines Ltd.(a)	35,686	9,771
Total Australia		16,471,655

AUSTRIA - 0.4%
Erste Group Bank AG	47,700	1,674,926
Raiffeisen Bank International AG(a)	9,646	153,209
ANDRITZ AG	11,012	614,504
RHI Magnesita N.V.	2,543	85,781
Zumtobel Group AG	6,237	50,289
Palfinger AG	1,526	46,539
Total Austria		2,625,248

BELGIUM - 0.0% (b)
Ascencio	447	21,461
EVS Broadcast Equipment S.A.	382	8,922
Total Belgium		30,383

BERMUDA - 0.3%
Arch Capital Group Ltd.(a)	27,192	2,035,321
BRAZIL - 0.9%
Boa Vista Servicos S.A.	150,250	249,151
Localiza Rent a Car S.A.	29,714	425,089
Lojas Renner S.A.	87,806	366,760
Equatorial Energia S.A.	37,869	254,268
Embraer S.A.(a)	62,716	242,837
Raia Drogasil S.A.	101,305	626,254
Banco BTG Pactual S.A., (Unit)	65,637	431,119
CCR S.A.	59,567	174,787

Investments	Shares	Value
COMMON STOCKS (continued)
BRAZIL (continued)
WEG S.A.	24,055	$189,649
TIM S.A.	79,738	243,467
PRIO S.A.(a)	56,748	439,459
Itau Unibanco Holding S.A., ADR	207,524	1,224,392
Petroleo Brasileiro S.A., ADR	17,983	248,705
Vale S.A., ADR	49,553	665,001
Energisa S.A.	23,010	241,239
Rede D'Or Sao Luiz S.A.(c)	49,420	339,774
Total Brazil		6,361,951

BRITAIN - 6.2%
Sage Group PLC (The)	35,245	414,029
Burberry Group PLC	21,859	588,302
Auto Trader Group PLC(c)	44,022	341,198
Rightmove PLC	47,628	316,389
FDM Group Holdings PLC	19,111	136,328
Numis Corp. PLC	18,579	78,472
Baltic Classifieds Group PLC	173,178	404,833
Victorian Plumbing Group PLC	77,529	65,505
Mortgage Advice Bureau Holdings Ltd.	17,173	129,078
IntegraFin Holdings PLC	59,503	179,509
AJ Bell PLC	51,177	208,607
Howden Joinery Group PLC	23,731	193,752
HSBC Holdings PLC	302,756	2,394,619
BP PLC	400,471	2,346,297
London Stock Exchange Group PLC	17,404	1,844,244
Coca-Cola Europacific Partners PLC	68,085	4,386,717
Ashtead Group PLC	71,863	4,990,162
Rentokil Initial PLC	350,000	2,733,755
Unilever PLC	37,800	1,967,839
Haleon PLC	639,000	2,629,688
GSK PLC	104,800	1,851,259
Centrica PLC	71,741	112,980
Anglo American PLC	87,251	2,473,077
Rolls-Royce Holdings PLC(a)	49,381	94,842
Ferguson PLC	15,230	2,404,405
Compass Group PLC	66,850	1,870,011
BAE Systems PLC	151,980	1,793,200
AstraZeneca PLC	41,648	5,965,585
Costain Group PLC(a)	35,140	20,500
Dowlais Group PLC(a)	109,074	175,847
Prudential PLC	42,628	601,155
Me Group International PLC	16,630	34,663
Bank of Georgia Group PLC	10,524	391,056
Pepco Group N.V.(a)	15,519	140,492
Aptitude Software Group PLC	3,430	14,812
Rio Tinto PLC, ADR	6,636	423,642
BP PLC, ADR	38,050	1,342,784
Cerillion PLC	2,818	46,527
TORM PLC, Class A	6,937	166,839
Total Britain		46,272,999

CANADA - 2.2%
Computer Modelling Group Ltd.	11,731	58,976
Pason Systems, Inc.	9,550	82,830
CAE, Inc.(a)	10,699	239,461
Cameco Corp.	77,000	2,411,572
Magna International, Inc.	37,900	2,139,680
Brookfield Corp.	97,700	3,289,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
CANADA (continued)
Mullen Group Ltd.	14,266	$163,471
Waste Connections, Inc.	12,050	1,722,307
Canadian Pacific Kansas City Ltd.	50,790	4,102,308
Canfor Corp.(a)	3,200	57,442
Melcor Developments Ltd.	2,000	17,135
Crew Energy, Inc.(a)	25,300	103,893
Martinrea International, Inc.	16,079	160,820
Canfor Pulp Products, Inc.(a)	2,421	3,728
CES Energy Solutions Corp.	10,400	20,568
Lucara Diamond Corp.(a)	48,000	16,667
Thomson Reuters Corp.	10,050	1,356,892
Total Canada		15,946,990

CHILE - 0.1%
Antofagasta PLC	7,321	136,433
Banco de Chile	1,866,759	194,859
Banco Santander Chile, ADR	19,408	365,841
Total Chile		697,133

CHINA - 3.5%
NetEase, Inc.	117,200	2,277,515
Trip.com Group Ltd.(a)	45,350	1,586,572
Kweichow Moutai Co., Ltd., Class A	7,157	1,664,762
Ping An Insurance Group Co. of China Ltd., Class H	377,500	2,418,714
Haitian International Holdings Ltd.	91,314	213,371
ENN Energy Holdings Ltd.	41,900	523,613
PICC Property & Casualty Co., Ltd., Class H	302,000	336,648
Yum China Holdings, Inc.	5,613	317,135
Shenzhou International Group Holdings Ltd.	71,000	680,360
China Merchants Bank Co., Ltd., Class H	141,500	643,494
Sunny Optical Technology Group Co., Ltd.	22,800	229,132
China Pacific Insurance Group Co., Ltd., Class H	235,000	608,564
ZTO Express Cayman, Inc., ADR	5,934	148,825
Meituan, Class B(a)(c)	25,260	397,039
Kweichow Moutai Co., Ltd., Class A	1,500	349,756
Wuliangye Yibin Co., Ltd., Class A	17,400	392,987
H World Group Ltd., ADR(a)	16,139	625,870
Tencent Holdings Ltd.	82,100	3,494,384
Sany Heavy Industry Co., Ltd., Class A	153,800	352,666
Shenzhen Inovance Technology Co., Ltd., Class A	67,487	597,261
Natural Food International Holding Ltd.(a)	208,000	13,318
SF Holding Co., Ltd., Class A	87,900	545,606
Hengli Petrochemical Co., Ltd., Class A(a)	95,100	188,218
NARI Technology Co., Ltd., Class A	120,000	382,405
Modern Land China Co., Ltd.(a)	430,000	5,872

Investments	Shares	Value
COMMON STOCKS (continued)
CHINA (continued)
Innovent Biologics, Inc.(a)(c)	77,500	$294,305
Contemporary Amperex Technology Co., Ltd., Class A	21,967	693,684
Alibaba Group Holding Ltd.(a)	208,616	2,169,620
Midea Group Co., Ltd., Class A	149,300	1,215,195
Zhejiang Supor Co., Ltd., Class A	28,361	195,257
Centre Testing International Group Co., Ltd., Class A	70,800	190,243
Wuxi Biologics Cayman, Inc.(a)(c)	48,500	233,696
JD.com, Inc., Class A	41,481	705,687
Kinetic Development Group Ltd.	640,000	40,912
Baidu, Inc., Class A(a)	11,416	195,133
LONGi Green Energy Technology Co., Ltd., Class A	51,864	204,679
Satellite Chemical Co., Ltd., Class A	210,669	434,499
Yum China Holdings, Inc.	5,850	330,599
Sieyuan Electric Co., Ltd., Class A	41,600	267,435
Total China		26,165,031

DENMARK - 1.9%
Carlsberg A/S, Class B	11,062	1,768,731
Demant A/S(a)	2,483	105,070
Novo Nordisk A/S, Class B	55,800	9,012,468
DSV A/S	12,568	2,644,961

AP Moller - Maersk A/S, Class B	455	800,481
Genmab A/S(a)	564	214,064
Total Denmark		14,545,775

FINLAND - 0.0% (b)
Enento Group Oyj(a)(c)	8,142	187,226
Alma Media Oyj	1,354	13,630
Total Finland		200,856

FRANCE - 4.2%
Alten S.A.(a)	1,852	291,876
Amundi S.A.(c)	26,900	1,589,834
TotalEnergies SE	40,100	2,298,230
Safran S.A.	16,000	2,513,787
Dassault Systemes SE	72,400	3,210,658
Cie Generale des Etablissements Michelin SCA	72,400	2,140,237
Wendel SE	111	11,404
Rexel S.A.	35,208	870,555
Pernod Ricard S.A.	9,150	2,021,595
Schneider Electric SE	17,400	3,171,448
Hermes International	582	1,266,110
Cie de Saint-Gobain	5,324	324,325
La Francaise des Jeux SAEM(c)	5,418	213,323
LVMH Moet Hennessy Louis Vuitton SE	10,998	10,379,097
Christian Dior SE	74	65,696
CBo Territoria	4,714	18,414
Jacquet Metals SACA	789	16,366
Infotel S.A.	299	18,799
Dassault Aviation S.A.	4,022	804,759
Total France		31,226,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
GERMANY - 3.4%
New Work SE	939	$126,405
Brockhaus Technologies AG(a)(c)	2,957	77,183
Hypoport SE(a)	947	173,069
Merck KGaA	9,547	1,578,428
Puma SE	16,669	1,002,402
Deutsche Telekom AG	134,823	2,938,729
Symrise AG	17,200	1,801,881
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,400	3,524,871
Nemetschek SE	34,500	2,583,621
thyssenkrupp AG	8,638	67,550
Siemens AG	21,918	3,648,219
Infineon Technologies AG	1,923	79,305
Knorr-Bremse AG	3,146	240,197
E.ON SE	68,889	878,083
HOCHTIEF AG	3,102	267,988
Heidelberg Materials AG	13,633	1,119,472
Deutsche Lufthansa AG(a)	54,856	561,475
SAP SE	27,875	3,806,162
Traton SE	743	15,889
Deutz AG	39,178	230,118
Duerr AG	4,601	148,819
MasterFlex SE	829	9,921
Surteco Group SE	292	6,150
Krones AG	336	40,749
KSB SE & Co. KGaA	26	16,605
Bastei Luebbe AG	1,032	5,453
Rational AG	232	167,856
Total Germany		25,116,600

GREECE - 0.1%
Eurobank Ergasias Services and Holdings SA, Class A(a)	189,084	311,660
Alpha Services and Holdings SA(a)	60,619	99,382
National Bank of Greece S.A.(a)	47,990	312,045
Piraeus Financial Holdings S.A.(a)	59,285	194,696
Total Greece		917,783

GUERNSEY - 0.0% (b)
Zimplats Holdings Ltd.	1,092	16,996
HONG KONG - 1.9%
Hong Kong Exchanges & Clearing Ltd.	51,700	1,966,101
Swire Pacific Ltd., Class A	247,500	1,904,182
Hang Lung Properties Ltd.	150,000	231,513
Bank of East Asia Ltd. (The)	86,000	118,912
China Resources Land Ltd.	74,000	315,143
China Mengniu Dairy Co., Ltd.(a)	197,000	742,961
Pico Far East Holdings Ltd.	264,607	46,346
AIA Group Ltd.	752,700	7,679,936
Chen Hsong Holdings	44,000	9,097
SITC International Holdings Co., Ltd.	286,043	524,988

Investments	Shares	Value
COMMON STOCKS (continued)
HONG KONG (continued)
Luk Fook Holdings International Ltd.	24,000	$61,581
Singamas Container Holdings Ltd.	306,000	25,045
Kerry Logistics Network Ltd.	188,538	222,965
VSTECS Holdings Ltd.	88,000	45,388
Orient Overseas International Ltd.	5,500	73,796
VTech Holdings Ltd.	3,200	21,028
Stella International Holdings Ltd.	52,500	49,637
PC Partner Group Ltd.	16,000	8,853
APT Satellite Holdings Ltd.	94,000	26,830
Total Hong Kong		14,074,302

HUNGARY - 0.1%
OTP Bank Nyrt	8,735	310,355
Richter Gedeon Nyrt	8,904	219,606
Total Hungary		529,961

INDIA - 1.5%
Infosys Ltd., ADR	79,106	1,271,233
Reliance Industries Ltd., GDR(c)	4,920	307,112
ICICI Bank Ltd., ADR	163,626	3,776,488
Axis Bank Ltd., GDR	21,050	1,256,685
Mahindra & Mahindra Ltd., GDR	25,358	448,837
HDFC Bank Ltd., ADR	53,191	3,707,413
Reliance Industries Ltd., GDR(c)	7,407	461,456
Hindalco Industries Ltd., GDR(c)	28,249	144,954
Total India		11,374,178

INDONESIA - 0.3%
Sarana Menara Nusantara Tbk PT	3,380,762	238,707
Bank Rakyat Indonesia Persero Tbk PT	1,756,269	638,387
Bank Negara Indonesia Persero Tbk PT	527,600	323,304
Bank Central Asia Tbk PT	706,400	435,477
Telkom Indonesia Persero Tbk PT	1,130,500	301,672
Bumitama Agri Ltd.	60,200	24,514
Total Indonesia		1,962,061

IRELAND - 2.3%
Bank of Ireland Group PLC	198,981	1,901,075
Ryanair Holdings PLC, ADR(a)	10,438	1,154,443
James Hardie Industries PLC(a)	15,612	416,160
Experian PLC	112,590	4,326,333
Accenture PLC, Class A	20,390	6,291,946
ICON PLC(a)	11,300	2,827,260
Total Ireland		16,917,217

ISRAEL - 0.2%
Max Stock Ltd.	49,351	101,395
Check Point Software Technologies Ltd.(a)	5,118	642,923
Wix.com Ltd.(a)	5,607	438,692
Nice Ltd., ADR(a)	957	197,620
Castro Model Ltd.	177	1,687
Zvi Sarfati & Sons Investments & Constructions 1992 Ltd.	4,066	29,769
Monday.com Ltd.(a)	1,981	339,187
Total Israel		1,751,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
ITALY - 1.2%
Gruppo MutuiOnline SpA(a)	6,959	$234,256
Davide Campari-Milano N.V.	159,369	2,208,632
Ferrari N.V.	18,052	5,909,956
Recordati Industria Chimica e Farmaceutica SpA	3,781	180,716
UniCredit SpA	23,614	550,683
Orsero SpA	4,975	68,607
Total Italy		9,152,850

JAPAN - 5.4%
Mercari, Inc.(a)	10,500	245,944
TechnoPro Holdings, Inc.	63,100	1,368,520
Meitec Corp.	11,200	193,286
MarkLines Co., Ltd.	11,800	211,431
Freee KK(a)	4,300	98,160
Nextage Co., Ltd.	102,300	1,988,735
Chiba Bank Ltd. (The)	378,000	2,293,281
IHI Corp.	39,600	1,073,981
Nidec Corp.	23,100	1,269,713
Kubota Corp.	96,600	1,407,206
KDDI Corp.	74,000	2,287,032
FANUC Corp.	58,400	2,053,367
Pan Pacific International Holdings Corp.	141,000	2,526,691
Sony Group Corp.	77,600	6,960,537
Brother Industries Ltd.	9,000	131,979
Subaru Corp.	7,800	147,577
Keyence Corp.	11,800	5,580,435
Panasonic Holdings Corp.	11,700	143,325
Seiko Epson Corp.	12,900	200,303
NEC Corp.	18,600	904,355
Nissan Motor Co., Ltd.	14,600	60,293
Ono Pharmaceutical Co., Ltd.	26,300	476,866
Ricoh Co., Ltd.	86,100	735,152
Suzuken Co., Ltd.	10,300	280,573
Sega Sammy Holdings, Inc.	7,500	160,500
Taisho Pharmaceutical Holdings Co., Ltd.	8,400	316,461
Otsuka Holdings Co., Ltd.	70,200	2,572,870
Advantest Corp.	4,300	576,048
Mani, Inc.	4,400	52,181
Nexon Co., Ltd.	500	9,581
FP Partner, Inc.(a)	1,200	37,206
PR Times Corp.(a)	2,200	21,780
Daihatsu Diesel Manufacturing Co., Ltd.	12,100	60,967
Horiba Ltd.	3,900	224,050
Tsubakimoto Kogyo Co., Ltd.	700	20,150
Anritsu Corp.	26,100	221,444
Justsystems Corp.	3,900	109,212
Nihon Trim Co., Ltd.	2,500	60,294
en Japan, Inc.	200	3,465
Fukuyama Transporting Co., Ltd.	600	16,743
Heiwa Corp.	9,700	168,939
Maruzen Showa Unyu Co., Ltd.	900	24,613
Nissin Corp.	1,100	19,280
Sanken Electric Co., Ltd.	2,300	217,023

Investments	Shares	Value
COMMON STOCKS (continued)
JAPAN (continued)
Shibusawa Warehouse Co., Ltd. (The)	500	$9,720
Dai-Ichi Cutter Kogyo KK	2,800	27,638
SMS Co., Ltd.	900	18,034
SCREEN Holdings Co., Ltd.	1,100	124,945
Hanwa Co., Ltd.	1,700	53,769
Sugimoto & Co., Ltd.	800	12,156
Topy Industries Ltd.	2,200	34,734
Ai Holdings Corp.	2,000	32,292
Kita-Nippon Bank Ltd. (The)	600	8,515
Nippon Shinyaku Co., Ltd.	7,000	285,535
MIMAKI ENGINEERING Co., Ltd.	3,900	25,579
Capcom Co., Ltd.	11,100	439,926
Makiya Co., Ltd.	1,100	5,596
Kuriyama Holdings Corp.	3,500	22,947
Himacs Ltd.	200	2,014
Techno Medica Co., Ltd.	1,800	23,363
Ajis Co., Ltd.	1,000	16,579
OBIC Business Consultants Co., Ltd.	2,300	84,311
Kyokuto Securities Co., Ltd.	3,400	15,106
Kanamoto Co., Ltd.	3,400	51,987
JAC Recruitment Co., Ltd.	1,800	32,712
Iwaki Co., Ltd.	1,700	16,454
Kenko Mayonnaise Co., Ltd.	1,200	11,043
Kokuyo Co., Ltd.	3,900	53,714
Osaki Electric Co., Ltd.	3,700	14,139
ST Corp.	800	8,392
77 Bank Ltd. (The)	2,800	50,162
Tokyo Seimitsu Co., Ltd.	9,100	503,737
Warabeya Nichiyo Holdings Co., Ltd.	2,800	43,249
NTT Data Intramart Corp.	800	10,015
Gecoss Corp.	1,600	9,732
Sekisui Kasei Co., Ltd.	5,400	16,511
SMK Corp.	500	8,404
Yushin Precision Equipment Co., Ltd.	5,900	29,411
Hito Communications Holdings, Inc.	1,100	11,859
Kawada Technologies, Inc.	900	36,316
ID Holdings Corp.	3,400	30,430
Medikit Co., Ltd.	800	14,273
Chino Corp.	500	8,596
Elecom Co., Ltd.	3,800	38,326
Shibuya Corp.	3,600	66,119
Shofu, Inc.	3,400	54,739
Toyo Kanetsu KK	400	9,505
Universal Engeisha KK	400	9,515
Total Japan		39,913,648

MACAU - 0.2%
MGM China Holdings Ltd.(a)	1,187,200	1,390,929
MALAYSIA - 0.1%
Heineken Malaysia Bhd	40,102	224,233
CIMB Group Holdings Bhd	155,092	168,307
Total Malaysia		392,540

MEXICO - 0.8%
Wal-Mart de Mexico S.A.B. de C.V.	437,178	1,733,950
Corp. Moctezuma S.A.B. de C.V., Series *	57,896	204,633
Grupo Mexico S.A.B. de C.V., Series B	397,392	1,910,695
Grupo Financiero Banorte S.A.B. de C.V., Class O	74,585	613,604
Fomento Economico Mexicano S.A.B. de C.V., ADR	10,486	1,162,268
Cemex SAB de CV, ADR(a)	33,226	235,240
Total Mexico		5,860,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
NETHERLANDS - 3.0%
QIAGEN N.V.(a)	37,223	$1,676,152
BE Semiconductor Industries N.V.	27,597	2,991,705

ASML Holding N.V.	4,308	3,118,436
Heineken N.V.	23,400	2,408,136
Akzo Nobel N.V.	24,500	2,001,908
ABN AMRO Bank N.V.(c)	608	9,457
Adyen N.V.(a)(c)	2,110	3,655,816
Wolters Kluwer N.V.	7,444	945,201
ASML Holding N.V.	3,650	2,645,337
ASM International N.V.	5,690	2,419,839
Total Netherlands		21,871,987

NEW ZEALAND - 0.0% (b)
Scales Corp. Ltd.	20,309	39,331
Channel Infrastructure NZ Ltd.	39,562	35,749
Eroad Ltd.(a)	4,854	3,732
SKY Network Television Ltd.	23,673	35,395
Rakon Ltd.(a)	19,302	10,675
Total New Zealand		124,882

NORWAY - 0.1%
Bouvet ASA	35,723	216,042
Equinor ASA	4,681	135,982
Sparebanken More	2,257	16,233
Kongsberg Gruppen ASA	439	19,969
Wilh Wilhelmsen Holding ASA, Class B	459	11,332
Wilson ASA(a)	2,111	12,902
Total Norway		412,460

PERU - 0.4%
Credicorp Ltd.	21,476	3,170,717
POLAND - 0.2%
Allegro.eu S.A.(a)(c)	26,497	208,513
Grupa Pracuj S.A.	18,330	253,290
Bank Polska Kasa Opieki S.A.	14,030	382,665
Powszechna Kasa Oszczednosci Bank Polski S.A.	28,551	254,057
Powszechny Zaklad Ubezpieczen S.A.	37,503	363,714
Total Poland		1,462,239

RUSSIA - 0.0% (b)
Yandex N.V., Class A(a)	8,610	0
SAUDI ARABIA - 0.2%
Saudi Arabian Oil Co.(c)	33,431	287,453
Saudi National Bank (The)	36,227	355,441
Saudi Telecom Co.	29,440	341,440

Investments	Shares	Value
COMMON STOCKS (continued)
SAUDI ARABIA (continued)
Alinma Bank	35,293	$315,226
Total Saudi Arabia		1,299,560

SINGAPORE - 0.9%
Haw Par Corp. Ltd.	39,300	272,112
Seatrium Ltd.(a)	18,580,720	1,720,668
DBS Group Holdings Ltd.	102,100	2,387,336
Golden Agri-Resources Ltd.	302,100	55,067
Jardine Cycle & Carriage Ltd.	7,200	185,836
Singapore Airlines Ltd.	195,400	1,034,127
Sembcorp Industries Ltd.	71,700	305,166

Sea Ltd., ADR(a)	2,769	160,713
Great Eastern Holdings Ltd.	900	11,750
IGG, Inc.(a)	42,000	20,814
HRnetgroup Ltd.	101,100	55,341
Raffles Medical Group Ltd.	16,900	17,020
Delfi Ltd.	35,400	33,852
BRC Asia Ltd.	18,500	22,581
Samudera Shipping Line Ltd.	81,500	52,259
Total Singapore		6,334,642

SOUTH AFRICA - 0.7%
Gold Fields Ltd.	39,064	542,657
Foschini Group Ltd. (The)	36,127	180,980
Capitec Bank Holdings Ltd.	5,133	427,532
MTN Group Ltd.	56,224	413,702
FirstRand Ltd.	315,124	1,149,953
Naspers Ltd., Class N	4,829	875,188
Nedbank Group Ltd.	16,480	200,117
Shoprite Holdings Ltd.	40,124	481,112
Aspen Pharmacare Holdings Ltd.	38,860	379,481
Bid Corp. Ltd.	10,673	234,418
AVI Ltd.	41,842	151,610
Total South Africa		5,036,750

SOUTH KOREA - 2.1%
S-1 Corp.	3,681	149,325
LG Energy Solution Ltd.(a)	2,748	1,161,834
Samsung Electronics Co., Ltd., GDR	1,650	2,286,061
Samsung Fire & Marine Insurance Co., Ltd.	1,816	317,793
SK Telecom Co., Ltd.	1,557	55,003
LG H&H Co., Ltd.	614	215,063
LG Chem Ltd.	819	418,876
SK Hynix, Inc.	12,027	1,060,473
Korea Zinc Co., Ltd.	615	228,532
Samsung SDI Co., Ltd.	1,890	966,967
Samsung Electro-Mechanics Co., Ltd.	3,275	360,687
Samsung Electronics Co., Ltd.	150,635	8,302,465
Total South Korea		15,523,079

SPAIN - 0.2%
Industria de Diseno Textil S.A.	31,563	1,226,294
Amadeus IT Group S.A.(a)	1,106	84,323
Naturhouse Health SAU	579	1,068
Acerinox S.A.	8,608	91,545
Total Spain		1,403,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
SWEDEN - 1.3%
Nordnet AB publ	8,953	$120,045
VNV Global AB(a)	8,596	15,957
BTS Group AB, Class B	3,300	77,915
SkiStar AB	15,515	166,066
Assa Abloy AB, Class B	72,400	1,737,910
H & M Hennes & Mauritz AB, Class B	32,827	564,549
Volvo AB, Class B	39,871	827,002
FM Mattsson Mora Group AB	1,306	6,517
Atlas Copco AB, Class A	162,837	2,348,481
Spotify Technology S.A.(a)	3,543	568,829
Evolution AB(c)	22,140	2,805,575
B3 Consulting Group AB	1,929	21,584
Total Sweden		9,260,430

SWITZERLAND - 2.8%
Julius Baer Group Ltd.	33,901	2,137,556
Alcon, Inc.	33,800	2,808,294
DSM-Firmenich AG(a)	17,100	1,840,221
ABB Ltd.	26,084	1,026,361
Roche Holding AG	525	160,438
Nestle S.A.	20,340	2,447,404
Swatch Group AG (The)	2,840	832,374
Lonza Group AG	2,320	1,385,482
Cie Financiere Richemont S.A., Class A	8,002	1,357,729
Sika AG	9,480	2,711,494
Kuehne & Nagel International AG	427	126,229
Coca-Cola HBC AG(a)	15,974	475,964
Novartis AG	27,407	2,766,117
BKW AG	1,583	279,631
Georg Fischer AG	801	60,156
dormakaba Holding AG	52	23,379
Total Switzerland		20,438,829

TAIWAN - 2.1%
Lumax International Corp. Ltd.	24,900	62,116
Kerry TJ Logistics Co., Ltd.	87,000	109,636
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	36,674	3,701,140
Chunghwa Telecom Co., Ltd.	71,000	265,568
MediaTek, Inc.	47,000	1,043,267
Cathay Financial Holding Co., Ltd.	319,037	443,608
Hon Hai Precision Industry Co., Ltd.	353,000	1,284,833
CTBC Financial Holding Co., Ltd.	799,000	638,842
Uni-President Enterprises Corp.	135,000	331,235
Taiwan Semiconductor Manufacturing Co., Ltd.	297,000	5,534,692
ASE Technology Holding Co., Ltd.	188,000	670,570
Chailease Holding Co., Ltd.(a)	29,000	190,985
Nien Made Enterprise Co., Ltd.	59,000	650,856

Investments	Shares	Value
COMMON STOCKS (continued)
TAIWAN (continued)
Accton Technology Corp.	55,000	$623,304
Total Taiwan		15,550,652

UNITED ARAB EMIRATES - 0.1%
Emaar Properties PJSC	340,476	597,642

UNITED STATES - 1.6%
Linde PLC	4,880	1,859,670
Viemed Healthcare, Inc.(a)	3,200	31,330
Mettler-Toledo International, Inc.(a)	1,270	1,665,783
ResMed, Inc.	6,890	1,505,465
STERIS PLC	10,670	2,400,537
Aon PLC, Class A	9,950	3,434,740
EPAM Systems, Inc.(a)	5,240	1,177,690
Hamilton Thorne Ltd.(a)	9,700	10,617
Total United States		12,085,832
URUGUAY - 0.1%
Globant S.A.(a)	1,274	228,963
MercadoLibre, Inc.(a)	244	289,043
Total Uruguay		518,006
TOTAL COMMON STOCKS (Cost: $392,500,474)		407,041,520

EXCHANGE-TRADED FUNDS - 42.9%
iShares Core MSCI Total International Stock ETF	4,954,999	310,282,038
iShares MSCI India ETF	125,749	5,495,231
TOTAL EXCHANGE-TRADED FUNDS (Cost: $323,802,316)		315,777,269
PREFERRED STOCKS - 0.2%
BRAZIL - 0.2%
Banco Bradesco S.A.	298,037	1,023,914
Gerdau S.A.	39,546	207,056
TOTAL PREFERRED STOCKS (Cost: $1,026,415)		1,230,970

SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 4.94%(d) (Cost: $11,267,627)	11,267,627	11,267,627

TOTAL INVESTMENTS - 99.8% (Cost: $728,596,832)		735,317,386

OTHER ASSETS AND LIABILITIES, NET- 0.2%		1,580,162
NET ASSETS - 100.0%		$736,897,548

(a)	Non-income producing security.
(b)	Amount is less than 0.05%.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2023, the value of these securities was $11,553,914, representing 1.6% of net assets.

(d)	The rate shown is the annualized seven-day yield at June 30, 2023.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (concluded)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2023:

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Australia	$2,850,756	$13,620,899	$—	$16,471,655
Austria	—	2,625,248	—	2,625,248
Belgium	—	30,383	—	30,383
Bermuda	2,035,321	—	—	2,035,321
Brazil	6,361,951	—	—	6,361,951
Britain	6,153,143	40,119,856	—	46,272,999
Canada	15,946,990	—	—	15,946,990
Chile	560,700	136,433	—	697,133
China	2,762,464	23,402,567	—	26,165,031
Denmark	—	14,545,775	—	14,545,775
Finland	—	200,856	—	200,856
France	—	31,226,513	—	31,226,513
Germany	—	25,116,600	—	25,116,600
Greece	—	917,783	—	917,783
Guernsey	—	16,996	—	16,996
Hong Kong	—	14,074,302	—	14,074,302
Hungary	—	529,961	—	529,961
India	11,067,066	307,112	—	11,374,178
Indonesia	—	1,962,061	—	1,962,061
Ireland	10,273,649	6,643,568	—	16,917,217
Israel	1,618,422	132,851	—	1,751,273
Italy	—	9,152,850	—	9,152,850
Japan	—	39,913,648	—	39,913,648
Macau	—	1,390,929	—	1,390,929
Malaysia	—	392,540	—	392,540
Mexico	5,860,390	—	—	5,860,390
Netherlands	4,321,489	17,550,498	—	21,871,987
New Zealand	—	124,882	—	124,882
Norway	—	412,460	—	412,460
Peru	3,170,717	—	—	3,170,717
Poland	—	1,462,239	—	1,462,239
Russia	—	—	—	—
Saudi Arabia	—	1,299,560	—	1,299,560
Singapore	160,713	6,173,929	—	6,334,642
South Africa	—	5,036,750	—	5,036,750
South Korea	—	15,523,079	—	15,523,079
Spain	—	1,403,230	—	1,403,230
Sweden	568,829	8,691,601	—	9,260,430
Switzerland	—	20,438,829	—	20,438,829
Taiwan	3,701,140	11,849,512	—	15,550,652
United Arab Emirates	—	597,642	—	597,642
United States	12,085,832	—	—	12,085,832
Uruguay	518,006	—	—	518,006

Total Common Stocks	90,017,578	317,023,942	—	407,041,520

Exchange-Traded Funds	315,777,269	—	—	315,777,269
Preferred Stocks*	1,230,970	—	—	1,230,970
Money Market Fund	11,267,627	—	—	11,267,627

Total Investments in Securities	$418,293,444	$317,023,942	$—	$735,317,386

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND

Investments	Principal Amount	Value
CORPORATE BONDS - 19.1%
BASIC MATERIALS - 0.4%
Air Products and Chemicals, Inc., 4.80%, 3/3/33	$1,500,000	$1,513,487
Albemarle Corp., 5.05%, 6/1/32	94,000	91,011
Albemarle Corp., 5.65%, 6/1/52	78,000	74,223
Celanese US Holdings LLC, 5.90%, 7/5/24	145,000	144,692
CF Industries, Inc., 5.38%, 3/15/44	153,000	139,316
Eastman Chemical Co., 5.75%, 3/8/33	99,000	98,880
Ecolab, Inc., 2.70%, 12/15/51	147,000	97,442
Ecolab, Inc., 5.25%, 1/15/28	92,000	93,449
FMC Corp., 5.15%, 5/18/26	46,000	45,253
Georgia-Pacific LLC, 0.95%, 5/15/26 (a)	547,000	483,570
LYB International Finance III LLC, 4.20%, 5/1/50	205,000	156,353
Newmont Corp., 2.25%, 10/1/30	775,000	634,951
Nucor Corp., 4.30%, 5/23/27	104,000	100,865
RPM International, Inc., 2.95%, 1/15/32	49,000	38,762
RPM International, Inc., 4.55%, 3/1/29	187,000	175,183
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	197,328
Westlake Chemical Corp., 3.38%, 8/15/61	167,000	101,501
Total Basic Materials		4,186,266
COMMUNICATIONS - 1.0%
Amazon.com, Inc., 3.30%, 4/13/27	121,000	115,232
Amazon.com, Inc., 3.60%, 4/13/32	45,000	41,956
Amazon.com, Inc., 4.10%, 4/13/62	204,000	175,635
Amazon.com, Inc., 4.65%, 12/1/29	79,000	79,200
AT&T, Inc., 3.50%, 9/15/53	1,305,000	923,830
AT&T, Inc., 3.65%, 9/15/59	28,000	19,494
AT&T, Inc., 3.85%, 6/1/60	52,000	37,649
AT&T, Inc., 5.40%, 2/15/34	136,000	136,234
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	151,000	138,815
AT&T, Inc., Senior Bond, 4.75%, 5/15/46	342,000	301,879
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	134,000	125,764
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/1/41	79,000	53,436
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 3/1/42	430,000	287,626

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$578,000	$436,100
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.85%, 4/1/61	51,000	30,846
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	38,000	32,372
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	330,622
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	597,000	581,887
Comcast Corp., 4.00%, 3/1/48	252,000	210,004
Comcast Corp., 4.15%, 10/15/28	120,000	116,265
Comcast Corp., 4.25%, 10/15/30	90,000	86,669
Comcast Corp., 4.60%, 10/15/38	87,000	81,012
Comcast Corp., 5.25%, 11/7/25	48,000	48,259
Comcast Corp., 5.50%, 5/15/64	302,000	306,251
Corning, Inc., 5.45%, 11/15/79	277,000	250,205
Cox Communications, Inc., 2.60%, 6/15/31 (a)	625,000	510,150
Cox Communications, Inc., 5.45%, 9/15/28 (a)	89,000	88,920
CSC Holdings LLC, 5.50%, 4/15/27 (a)	250,000	207,997
Discovery Communications LLC, 5.30%, 5/15/49	97,000	80,381
Expedia Group, Inc., 2.95%, 3/15/31	73,000	61,514
Paramount Global, 4.38%, 3/15/43	379,000	267,379
Paramount Global, 4.60%, 1/15/45	44,000	31,193
Paramount Global, Senior Bond, 5.85%, 9/1/43	37,000	31,531
Sprint LLC, 7.88%, 9/15/23	275,000	275,664
T-Mobile USA, Inc., 3.00%, 2/15/41	875,000	639,720
T-Mobile USA, Inc., 3.60%, 11/15/60	86,000	60,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
T-Mobile USA, Inc., 3.88%, 4/15/30	$150,000	$138,190
T-Mobile USA, Inc., 4.38%, 4/15/40	475,000	419,469
T-Mobile USA, Inc., 5.65%, 1/15/53	37,000	37,570
Time Warner Cable LLC, 6.55%, 5/1/37	4,000	3,835
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	790,301
Verizon Communications, Inc., 1.68%, 10/30/30	25,000	19,737
Verizon Communications, Inc., 2.55%, 3/21/31	710,000	592,802
Verizon Communications, Inc., 2.85%, 9/3/41	114,000	81,080
Verizon Communications, Inc., 3.00%, 11/20/60	184,000	114,933
Verizon Communications, Inc., 3.40%, 3/22/41	99,000	76,409
Verizon Communications, Inc., 3.88%, 3/1/52	99,000	78,038
Verizon Communications, Inc., 5.05%, 5/9/33	121,000	119,654
Verizon Communications, Inc., 5.88%, 3/20/26 (SOFR + 0.790%)(b)	1,000,000	1,001,198
Total Communications		10,675,265
CONSUMER, CYCLICAL - 1.4%
Advance Auto Parts, Inc., 5.90%, 3/9/26	24,000	23,736
Caesars Entertainment, Inc., 7.00%, 2/15/30 (a)	150,000	150,636
Daimler Truck Finance North America LLC, 5.13%, 1/19/28 (a)	159,000	157,566
Daimler Truck Finance North America LLC, 5.20%, 1/17/25 (a)	153,000	151,769
Dana, Inc., 5.38%, 11/15/27	75,000	71,045
Delta Air Lines Pass Through Trust, Series 2015-1A, 3.88%, 1/30/29	375,748	339,066
Delta Air Lines Pass Through Trust, Series 2019-1A, 3.40%, 10/25/25	150,000	146,126
Delta Air Lines Pass Through Trust, Series 2020-A, 2.50%, 12/10/29	1,166,277	1,005,234
Delta Air Lines Pass Through Trust, Series 2020-AA, 2.00%, 12/10/29	410,309	361,207
Delta Air Lines Pass Through Trust, Series AA, 3.20%, 10/25/25	1,000,000	979,878
Ford Motor Co., 5.29%, 12/8/46	400,000	329,357
Ford Motor Co., Senior Bond, 4.75%, 1/15/43	100,000	76,881
Gap, Inc. (The), 3.63%, 10/1/29 (a)	50,000	35,330

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, CYCLICAL (continued)
Gap, Inc. (The), 3.88%, 10/1/31 (a)	$150,000	$102,678
General Motors Co., 5.40%, 10/15/29	110,000	107,256
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	200,470
General Motors Financial Co., Inc., 2.70%, 6/10/31	95,000	75,772
General Motors Financial Co., Inc., 5.80%, 6/23/28	91,000	90,653
Harley-Davidson Financial Services, Inc., Series CO, 6.50%, 3/10/28 (a)	146,000	146,045
Hyatt Hotels Corp., 5.75%, 1/30/27	1,186,000	1,182,956
Hyundai Capital America, 5.80%, 6/26/25 (a)	66,000	65,873
Lowe's Cos., Inc., 2.80%, 9/15/41	1,250,000	884,059
Lowe's Cos., Inc., 4.45%, 4/1/62	68,000	54,598
Lowe's Cos., Inc., 5.15%, 7/1/33	1,625,000	1,624,412
Lowe's Cos., Inc., 5.75%, 7/1/53	1,150,000	1,171,800
Marriott International, Inc., 4.90%, 4/15/29	45,000	43,782
Marriott International, Inc., Series GG, 3.50%, 10/15/32	761,000	657,274
Marriott International, Inc., Series HH, 2.85%, 4/15/31	281,000	236,264
McDonald's Corp., 3.50%, 7/1/27	103,000	98,054
McDonald's Corp., 3.63%, 9/1/49	156,000	123,025
Mercedes-Benz Finance North America LLC, 4.80%, 3/30/28 (a)	150,000	148,007
Mercedes-Benz Finance North America LLC, 5.38%, 11/26/25 (a)	151,000	150,994
O'Reilly Automotive, Inc., Senior Note, 3.60%, 9/1/27	100,000	94,625
Ritchie Bros Holdings, Inc., 6.75%, 3/15/28 (a)	25,000	25,198
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	197,250
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	465,867
Stellantis Finance US, Inc., 2.69%, 9/15/31 (a)	385,000	307,648
Taylor Morrison Communities, Inc., 5.13%, 8/1/30 (a)	100,000	92,330
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24 (a)	150,000	148,875
United Airlines, Inc., 4.38%, 4/15/26 (a)	185,000	175,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, CYCLICAL (continued)
United Airlines, Inc., 4.63%, 4/15/29 (a)	$35,000	$31,891
Walmart, Inc., 1.80%, 9/22/31	1,175,000	975,589
Warnermedia Holdings, Inc., 3.64%, 3/15/25	89,000	85,843
Warnermedia Holdings, Inc., 5.05%, 3/15/42	447,000	376,762
Warnermedia Holdings, Inc., 5.14%, 3/15/52	253,000	206,005
Warnermedia Holdings, Inc., 5.39%, 3/15/62	123,000	100,241
Warnermedia Holdings, Inc., 6.41%, 3/15/26	135,000	135,112
William Carter Co. (The), 5.63%, 3/15/27 (a)	250,000	242,582
Wolverine World Wide, Inc., 4.00%, 8/15/29 (a)	150,000	119,437
ZF North America Capital, Inc., 6.88%, 4/14/28 (a)	300,000	303,805
Total Consumer, Cyclical		15,076,633
CONSUMER, NON-CYCLICAL - 3.4%
AbbVie, Inc., 4.05%, 11/21/39	174,000	151,495
AbbVie, Inc., 4.25%, 11/21/49	482,000	416,028
AbbVie, Inc., 4.55%, 3/15/35	380,000	361,864
AbbVie, Inc., 4.75%, 3/15/45	150,000	137,153
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	190,019
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 3.50%, 3/15/29 (a)	175,000	151,487
AmerisourceBergen Corp., 3.45%, 12/15/27	46,000	43,067
AmerisourceBergen Corp., 4.25%, 3/1/45	25,000	20,626
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	76,000	64,863
Amgen, Inc., 2.80%, 8/15/41	610,000	430,992
Amgen, Inc., 4.40%, 5/1/45	37,000	32,046
Amgen, Inc., 5.25%, 3/2/33	1,145,000	1,146,460
Amgen, Inc., 5.65%, 3/2/53	111,000	112,410
Amgen, Inc., 5.75%, 3/2/63	74,000	75,068
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	120,000	116,714
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	252,000	240,859
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	287,000	266,408
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	200,000	206,950
Ascension Health, 2.53%, 11/15/29	630,000	541,788
Ascension Health, 3.11%, 11/15/39	120,000	93,822
Astrazeneca Finance LLC, 4.88%, 3/3/28	135,000	134,922

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Astrazeneca Finance LLC, 4.90%, 3/3/30	$147,000	$147,276
BAT Capital Corp., 2.73%, 3/25/31	620,000	493,819
Becton Dickinson & Co., 4.69%, 2/13/28	135,000	133,167
Becton Dickinson and Co., 4.30%, 8/22/32	60,000	56,914
Bristol-Myers Squibb Co., 0.75%, 11/13/25	164,000	149,011
Bristol-Myers Squibb Co., 3.90%, 2/20/28	152,000	147,566
Bristol-Myers Squibb Co., 4.13%, 6/15/39	40,000	36,470
Brown-Forman Corp., 4.75%, 4/15/33	64,000	64,240
Bush Foundation, 2.75%, 10/1/50	300,000	200,895
Cardinal Health, Inc., 4.50%, 11/15/44	150,000	122,353
Cigna Group (The), 2.40%, 3/15/30	430,000	365,337
Cigna Group (The), 3.40%, 3/15/50	217,000	158,576
Cigna Group (The), 3.88%, 10/15/47	56,000	44,181
Cigna Group (The), 4.38%, 10/15/28	190,000	183,721
Conagra Brands, Inc., 7.00%, 10/1/28	159,000	169,629
Conservation Fund A Nonprofit Corp. (The), Series 2019, 3.47%, 12/15/29	1,000,000	865,484
Constellation Brands, Inc., 4.35%, 5/9/27	67,000	65,333
CVS Health Corp., 5.13%, 7/20/45	261,000	241,459
CVS Health Corp., 6.00%, 6/1/63	61,000	62,770
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	512,000	472,510
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	1,000,000	921,743
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	58,481
Elevance Health, Inc., 2.88%, 9/15/29	114,000	100,457
Elevance Health, Inc., 6.10%, 10/15/52	54,000	59,156
Eli Lilly & Co., 4.70%, 2/27/33	89,000	90,167
Eli Lilly & Co., 4.88%, 2/27/53	85,000	87,304
Eli Lilly & Co., 4.95%, 2/27/63	40,000	40,821
ERAC USA Finance LLC, 4.20%, 11/1/46 (a)	325,000	272,598
Estee Lauder Cos., Inc. (The), 4.38%, 5/15/28	92,000	90,605
Ford Foundation (The), 2.82%, 6/1/70	161,000	99,552
General Mills, Inc., 4.95%, 3/29/33	1,114,000	1,104,049
General Mills, Inc., 5.24%, 11/18/25	63,000	63,008
Haleon US Capital LLC, 3.63%, 3/24/32	357,000	320,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
HCA, Inc., 3.38%, 3/15/29 (a)	$57,000	$50,682
HCA, Inc., 3.50%, 9/1/30	126,000	110,445
HCA, Inc., 3.50%, 7/15/51	145,000	100,317
HCA, Inc., 4.63%, 3/15/52 (a)	162,000	133,123
HCA, Inc., 7.75%, 7/15/36	150,000	166,009
Hershey Co. (The), 4.25%, 5/4/28	47,000	46,502
Hormel Foods Corp., 0.65%, 6/3/24	147,000	140,573
Humana, Inc., 1.35%, 2/3/27	140,000	121,811
Humana, Inc., 5.50%, 3/15/53	37,000	36,850
Humana, Inc., 5.88%, 3/1/33	45,000	46,764
Kenvue, Inc., 5.05%, 3/22/53 (a)	54,000	55,114
Keurig Dr Pepper, Inc., 4.42%, 12/15/46	685,000	588,123
Kraft Heinz Foods Co., 4.38%, 6/1/46	499,000	424,077
Kraft Heinz Foods Co., 4.88%, 10/1/49	78,000	71,172
Kroger Co. (The), 3.88%, 10/15/46	37,000	28,419
Lamb Weston Holdings, Inc., 4.13%, 1/31/30 (a)	75,000	67,029
Lamb Weston Holdings, Inc., 4.38%, 1/31/32 (a)	225,000	200,987
Mars, Inc., 4.65%, 4/20/31 (a)	1,094,000	1,086,317
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	57,672
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	139,880
Mather Foundation, Series 2021, 2.68%, 10/1/31	1,000,000	830,125
McCormick & Co., Inc., 4.95%, 4/15/33	51,000	50,060
Medline Borrower L.P., 3.88%, 4/1/29 (a)	175,000	152,086
Merck & Co., Inc., 2.15%, 12/10/31	1,150,000	952,821
Merck & Co., Inc., 2.75%, 12/10/51	625,000	431,084
Merck & Co., Inc., 5.15%, 5/17/63	114,000	116,436
Mylan, Inc., 5.20%, 4/15/48	290,000	225,947
Mylan, Inc., 5.40%, 11/29/43	180,000	150,347
NBM US Holdings, Inc., 6.63%, 8/6/29 (a)	800,000	732,532
Nestle Holdings, Inc., 3.50%, 9/24/25 (a)	547,000	526,990
Nestle Holdings, Inc., 4.85%, 3/14/33 (a)	1,000,000	1,020,603
Nestle Holdings, Inc., 4.95%, 3/14/30 (a)	900,000	912,264
Nestle Holdings, Inc., 5.25%, 3/13/26 (a)	153,000	154,137
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 4/30/28 (a)	275,000	244,071

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Orlando Health Obligated Group, 4.09%, 10/1/48	$50,000	$41,078
PepsiCo, Inc., 2.25%, 3/19/25	131,000	124,975
PepsiCo, Inc., 2.88%, 10/15/49	1,000,000	750,997
PepsiCo, Inc., 3.60%, 2/18/28	81,000	77,945
PepsiCo, Inc., 3.90%, 7/18/32	92,000	88,448
PepsiCo, Inc., 4.00%, 3/5/42	37,000	33,182
Philip Morris International, Inc., 5.13%, 2/15/30	1,285,000	1,270,534
Philip Morris International, Inc., 5.38%, 2/15/33	200,000	199,559
Philip Morris International, Inc., 5.63%, 11/17/29	480,000	489,088
Pilgrim's Pride Corp., 5.88%, 9/30/27 (a)	300,000	296,401
President & Fellows of Harvard College, 5.63%, 10/1/38	515,000	564,764
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	43,674
President & Fellows of Harvard College, 6.50%, 1/15/39 (a)	105,000	124,888
Procter & Gamble Co. (The), 1.20%, 10/29/30	1,150,000	927,218
Procter & Gamble Co. (The), 3.95%, 1/26/28	139,000	136,516
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	92,608
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50	52,000	33,485
Roche Holdings, Inc., 2.13%, 3/10/25 (a)	803,000	762,863
S&P Global, Inc., 2.70%, 3/1/29	130,000	117,005
Smithfield Foods, Inc., 4.25%, 2/1/27 (a)	129,000	118,879
Smithfield Foods, Inc., 5.20%, 4/1/29 (a)	162,000	149,286
Stanford Health Care, 3.03%, 8/15/51	1,000,000	694,804
Sutter Health, 4.09%, 8/15/48	125,000	103,326
Sutter Health, 5.16%, 8/15/33	409,000	408,035
Sysco Corp., 4.45%, 3/15/48	290,000	248,062
Sysco Corp., 4.50%, 4/1/46	165,000	139,891
Sysco Corp., 5.95%, 4/1/30	38,000	39,779
Sysco Corp., 6.60%, 4/1/50	95,000	108,286
Tenet Healthcare Corp., 4.38%, 1/15/30	25,000	22,560
Trustees of Boston College, 3.13%, 7/1/52	169,000	125,096
Trustees of Princeton University (The), 2.52%, 7/1/50	90,000	61,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Trustees of Princeton University (The), 5.70%, 3/1/39	$495,000	$556,364
Unilever Capital Corp., 2.13%, 9/6/29	675,000	582,366
United Rentals North America, Inc., 3.75%, 1/15/32	50,000	42,348
United Rentals North America, Inc., 3.88%, 2/15/31	62,000	53,680
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	66,817
UnitedHealth Group, Inc., 1.25%, 1/15/26	234,000	213,777
UnitedHealth Group, Inc., 4.75%, 5/15/52	160,000	151,784
UnitedHealth Group, Inc., 4.95%, 5/15/62	52,000	49,991
UnitedHealth Group, Inc., 5.05%, 4/15/53	1,550,000	1,540,618
UnitedHealth Group, Inc., 5.15%, 10/15/25	127,000	127,352
UnitedHealth Group, Inc., 5.25%, 2/15/28	97,000	98,894
UnitedHealth Group, Inc., 6.05%, 2/15/63	97,000	109,685
University of Chicago (The), 0, 2.76%, 4/1/45	100,000	74,717
Vector Group Ltd., 5.75%, 2/1/29 (a)	250,000	217,523
Viatris, Inc., 3.85%, 6/22/40	156,000	107,803
Viatris, Inc., 4.00%, 6/22/50	309,000	204,354
Wisconsin Alumni Research Foundation, 3.56%, 10/1/49	1,300,000	924,295
Zoetis, Inc., 5.40%, 11/14/25	46,000	46,141
Zoetis, Inc., 5.60%, 11/16/32	678,000	708,714
Total Consumer, Non-cyclical		36,867,327

ENERGY - 1.7%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 5/15/26 (a)	175,000	177,482
Apache Corp., 5.35%, 7/1/49	301,000	234,028
Boardwalk Pipelines L.P., 3.60%, 9/1/32	73,000	61,975
BP Capital Markets America, Inc., 2.77%, 11/10/50	1,000,000	661,431
BP Capital Markets America, Inc., 3.00%, 2/24/50	140,000	97,566
BP Capital Markets America, Inc., 3.54%, 4/6/27	264,000	252,051
BP Capital Markets America, Inc., 4.81%, 2/13/33	1,000,000	985,467
BP Capital Markets America, Inc., 4.89%, 9/11/33	1,213,000	1,200,475
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	203,584
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	205,000	188,683
Cheniere Energy Partners L.P., 5.95%, 6/30/33 (a)	500,000	501,455

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
Chevron Corp., 1.55%, 5/11/25	$152,000	$142,428
Chevron USA, Inc., 4.20%, 10/15/49	52,000	43,732
Colonial Enterprises, Inc., 3.25%, 5/15/30 (a)	510,000	454,475
ConocoPhillips Co., 5.30%, 5/15/53	1,038,000	1,055,812
Continental Resources, Inc., 3.80%, 6/1/24	775,000	759,657
DCP Midstream Operating L.P., 5.13%, 5/15/29	320,000	313,038
DCP Midstream Operating L.P., 6.75%, 9/15/37 (a)	550,000	583,704
Diamondback Energy, Inc., 3.50%, 12/1/29	80,000	72,010
Diamondback Energy, Inc., 4.40%, 3/24/51	151,000	119,452
Diamondback Energy, Inc., 6.25%, 3/15/53	150,000	151,734
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	192,119
Energy Transfer L.P., 4.90%, 3/15/35	157,000	143,900
Energy Transfer L.P., 4.95%, 6/15/28	115,000	111,547
Energy Transfer L.P., 5.00%, 5/15/50	505,000	426,504
Energy Transfer L.P., 5.30%, 4/15/47	110,000	95,675
Energy Transfer L.P., 5.75%, 2/15/33	64,000	64,419
Energy Transfer L.P., 6.13%, 12/15/45	20,000	19,001
Energy Transfer L.P., Senior Note, 4.95%, 5/15/28	165,000	159,638
Enterprise Products Operating LLC, 3.70%, 1/31/51	37,000	28,306
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	183,367
Enterprise Products Operating LLC, 5.35%, 1/31/33	46,000	46,778
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(b)	121,000	105,809
EQT Corp., 3.63%, 5/15/31 (a)	38,000	32,684
Florida Gas Transmission Co. LLC, 2.30%, 10/1/31 (a)	355,000	282,342
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	113,000	112,044
Gray Oak Pipeline LLC, 3.45%, 10/15/27 (a)	173,000	154,602
Halliburton Co., 4.75%, 8/1/43	107,000	93,663
Halliburton Co., Senior Bond, 4.85%, 11/15/35	152,000	143,130
Helmerich & Payne, Inc., 2.90%, 9/29/31	375,000	302,273
Hess Corp., 6.00%, 1/15/40	46,000	45,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 4/15/30 (a)	$100,000	$91,057
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 4/15/32 (a)	100,000	89,137
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	48,000	47,857
MPLX L.P., Senior Bond, 5.50%, 2/15/49	225,000	203,894
Murray Energy Corp., Secured Note, 12.00%, 4/15/24 (a)(c)	180,991	0
Occidental Petroleum Corp., 4.40%, 4/15/46	239,000	184,572
ONEOK Partners L.P., 6.65%, 10/1/36	186,000	190,899
ONEOK, Inc., 3.10%, 3/15/30	610,000	523,833
ONEOK, Inc., 4.50%, 3/15/50	250,000	190,862
ONEOK, Inc., 4.95%, 7/13/47	150,000	123,608
ONEOK, Inc., 5.20%, 7/15/48	300,000	255,740
Ovintiv, Inc., 6.25%, 7/15/33	59,000	58,193
Ovintiv, Inc., Senior Bond, 7.38%, 11/1/31	231,000	247,725
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	177,945
Petroleos Mexicanos, 6.75%, 9/21/47	335,000	210,354
Pioneer Natural Resources Co., 5.10%, 3/29/26	1,144,000	1,137,137
Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 1/15/37	159,000	159,504
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37 (a)	63,000	63,903
Sanchez Energy Corp., 7.75%, 6/15/21 (c)	150,000	0
Sanchez Energy Corp., 6.13%, 1/15/23	100,000	0
Schlumberger Holdings Corp., 3.90%, 5/17/28 (a)	92,000	86,684
Southwestern Energy Co., 4.75%, 2/1/32	125,000	110,167
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30 (a)	175,000	154,175
Targa Resources Corp., 6.50%, 2/15/53	560,000	571,889
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	180,000	178,696
Topaz Solar Farms LLC, 4.88%, 9/30/39 (a)	316,851	289,919
Topaz Solar Farms LLC, 5.75%, 9/30/39 (a)	982,741	963,632

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50	$230,000	$177,359
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	336,716
Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29 (a)	25,000	21,840
Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31 (a)	25,000	21,499
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	8,347
Williams Cos., Inc. (The), 5.75%, 6/24/44	322,000	313,705
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	200,000	174,520
Total Energy		18,369,321

FINANCIAL - 6.1%
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35	135,000	125,258
American Tower Trust #1, 5.49%, 3/15/28 (a)	1,400,000	1,401,133
Americo Life, Inc., 3.45%, 4/15/31 (a)	110,000	84,407
Athene Global Funding, 1.73%, 10/2/26 (a)	237,000	204,285
Bank of America Corp., 0.98%, 9/25/25 (0.98% fixed rate until 9/25/24; 0.91% + SOFR thereafter)(b)	32,000	30,065
Bank of America Corp., 2.46%, 10/22/25 (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)(b)	496,000	473,582
Bank of America Corp., 2.57%, 10/20/32 (2.57% fixed rate until 10/20/31; 1.21% + SOFR thereafter)(b)	530,000	431,685
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD LIBOR thereafter)(b)	45,000	39,663
Bank of America Corp., 3.31%, 4/22/42 (3.31% fixed rate until 4/22/41; 1.58% + SOFR thereafter)(b)	153,000	116,578
Bank of America Corp., 3.38%, 4/2/26 (3.38% fixed rate until 4/02/25; 1.33% + SOFR thereafter)(b)	106,000	101,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Bank of America Corp., 3.85%, 3/8/37 (3.85% fixed rate until 3/08/32; 2.00% + 5 year CMT thereafter)(b)	$335,000	$286,467
Bank of America Corp., 4.08%, 4/23/40 (4.08% fixed rate until 4/23/39; 1.32% + 3 month USD LIBOR thereafter)(b)	73,000	62,704
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,482,188
Bank of America Corp., 4.57%, 4/27/33 (4.57% fixed rate until 4/27/32; 1.83% + SOFR thereafter)(b)	70,000	65,817
Bank of America Corp., 5.29%, 4/25/34 (5.29% fixed rate until 4/25/33; 1.89% + SOFR thereafter)(b)	745,000	738,076
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(b)	1,367,000	1,292,562
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(b)(d)	290,000	281,387
Bank of America Corp., Series N, 2.65%, 3/11/32 (2.65% fixed rate until 3/11/31; 1.22% + SOFR thereafter)(b)	1,675,000	1,387,297
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	496,000	471,187
BankUnited, Inc., 4.88%, 11/17/25	459,000	423,943
BankUnited, Inc., 5.13%, 6/11/30	168,000	128,338
Blackstone Secured Lending Fund, 2.85%, 9/30/28	1,300,000	1,065,320
BOC Aviation USA Corp., 1.63%, 4/29/24 (a)	200,000	192,966
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	482,606
Brixmor Operating Partnership L.P., 4.05%, 7/1/30	625,000	563,354
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	459,700
Broadstone Net Lease LLC, 2.60%, 9/15/31	515,000	369,013
Cantor Fitzgerald L.P., 4.50%, 4/14/27 (a)	1,225,000	1,144,143

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Citigroup, Inc., 1.12%, 1/28/27 (1.12% fixed rate until 01/28/26; .77% + SOFR thereafter)(b)	$820,000	$730,980
Citigroup, Inc., 2.56%, 5/1/32 (2.56% fixed rate until 5/01/31; 1.17% + SOFR thereafter)(b)	300,000	244,958
Citigroup, Inc., 2.57%, 6/3/31 (2.57% fixed rate until 6/03/30; 2.11% + SOFR thereafter)(b)	58,000	48,390
Citigroup, Inc., 2.90%, 11/3/42 (2.90% fixed rate until 11/03/41; 1.38% + SOFR thereafter)(b)	51,000	36,108
Citigroup, Inc., 2.98%, 11/5/30 (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)(b)	160,000	138,651
Citigroup, Inc., 5.61%, 9/29/26 (5.61% fixed rate until 9/29/25; 1.55% + SOFR thereafter)(b)	153,000	152,792
Citigroup, Inc., 5.88%, 2/22/33	302,000	305,866
Citigroup, Inc., 6.17%, 5/25/34 (b)	55,000	55,479
Citigroup, Inc., Junior Subordinated Bond, Series V, 4.70%, 1/30/25 (4.70% fixed rate until 1/30/25; 3.23% + SOFR thereafter)(b)(d)	55,000	47,240
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.39% + 3 month USD LIBOR thereafter)(b)	5,000	4,674
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29 (4.08% fixed rate until 4/23/28; 1.19% + 3 month USD LIBOR thereafter)(b)	700,000	658,939
Citigroup, Inc., Series U, 5.00%, 9/12/24 (3.81% fixed rate until 9/12/24; 5.00% + SOFR thereafter)(b)(d)	225,000	210,024
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	218,000	224,004
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,637,000	1,563,054
Citizens Financial Group, Inc., 2.64%, 9/30/32	363,000	256,573
Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	1,000,000	838,141
Corporate Office Properties L.P., 2.90%, 12/1/33	68,000	47,053
Crown Castle, Inc., 5.00%, 1/11/28	91,000	89,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Crown Castle, Inc., 5.20%, 2/15/49	$44,000	$40,811
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Finance, 3.88%, 2/15/26 (a)	970,000	866,195
Equitable Financial Life Global Funding, 1.30%, 7/12/26 (a)	138,000	120,293
Everest Reinsurance Holding, Inc., 3.13%, 10/15/52	590,000	389,876
F&G Annuities & Life, Inc., 7.40%, 1/13/28 (a)	94,000	93,879
F&G Global Funding, 0.90%, 9/20/24 (a)	184,000	171,093
F&G Global Funding, 2.30%, 4/11/27 (a)	160,000	141,353
Federal Realty OP LP, 1.25%, 2/15/26	1,150,000	1,026,729
First Horizon Bank, 5.75%, 5/1/30	250,000	217,107
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/41 (a)	940,000	736,032
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	146,837
Goldman Sachs Group, Inc., 5.70%, 11/1/24	146,000	145,755
Goldman Sachs Group, Inc. (The), 1.54%, 9/10/27 (1.54% fixed rate until 9/10/26; 0.82% + SOFR thereafter)(b)	188,000	165,234
Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32 (2.38% fixed rate until 7/21/31; 1.25% + SOFR thereafter)(b)	120,000	96,120
Goldman Sachs Group, Inc. (The), 2.62%, 4/22/32 (2.62% fixed rate until 4/22/31; 1.28% + SOFR thereafter)(b)	770,000	631,492
Goldman Sachs Group, Inc. (The), 3.21%, 4/22/42 (3.21% fixed rate until 4/22/41; 1.51% + SOFR thereafter)(b)	132,000	97,524
Goldman Sachs Group, Inc. (The), 3.81%, 4/23/29 (3.81% fixed rate until 4/23/28; 1.16% + 3 month USD LIBOR thereafter)(b)	925,000	858,662
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(b)	1,408,000	1,329,843
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	390,000	419,462

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30 (a)	$1,000,000	$784,539
HNA 2015 LLC, 2.37%, 9/18/27	234,738	219,844
Host Hotels & Resorts L.P., Series I, 3.50%, 9/15/30	96,000	81,322
Host Hotels & Resorts L.P., Series J, 2.90%, 12/15/31	850,000	668,236
Intercontinental Exchange, Inc., 4.95%, 6/15/52	138,000	131,397
Intercontinental Exchange, Inc., 5.20%, 6/15/62	92,000	91,316
JPMorgan Chase & Co., 2.01%, 3/13/26 (2.01% fixed rate until 3/13/25; 1.59% + 3 month USD LIBOR thereafter)(b)	604,000	567,283
JPMorgan Chase & Co., 2.07%, 6/1/29 (2.07% fixed rate until 6/01/28; 1.02% + SOFR thereafter)(b)	119,000	102,058
JPMorgan Chase & Co., 2.53%, 11/19/41 (2.53% fixed rate until 1/19/40; 1.51% + 3 month USD LIBOR thereafter)(b)	575,000	395,523
JPMorgan Chase & Co., 2.55%, 11/8/32 (2.55% fixed rate until 11/08/31; 1.18% + SOFR thereafter)(b)	646,000	529,283
JPMorgan Chase & Co., 2.58%, 4/22/32 (2.58% fixed rate until 4/22/31; 1.25% + 3 month USD LIBOR thereafter)(b)	405,000	336,400
JPMorgan Chase & Co., 2.74%, 10/15/30 (2.74% fixed rate until 10/15/29; 1.51% + SOFR thereafter)(b)	2,250,000	1,938,201
JPMorgan Chase & Co., 3.54%, 5/1/28 (3.54% fixed rate until 5/01/27; 1.64% + 3 month USD LIBOR thereafter)(b)	154,000	143,966
JPMorgan Chase & Co., 3.78%, 2/1/28 (3.78% fixed rate until 2/1/27; 1.34% + 3 month USD LIBOR thereafter)(b)	300,000	285,372
JPMorgan Chase & Co., 4.91%, 7/25/33 (4.91% fixed rate until 7/25/32; 2.08% + SOFR thereafter)(b)	73,000	71,334
JPMorgan Chase & Co., Junior Subordinated Bond, Series HH, 4.60%, 2/1/25 (4.60% fixed rate until 2/01/25; 3.13% +3 month USD LIBOR thereafter)(b)(d)	165,000	153,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
JPMorgan Chase & Co., Junior Subordinated Bond, Series II, 4.00%, 4/1/25 (4.00% fixed rate until 4/01/25; 2.75% + 3 month USD LIBOR thereafter)(b)(d)	$975,000	$890,526
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(b)(d)	129,000	128,097
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(b)	1,240,000	1,167,402
KeyBank NA, 5.85%, 11/15/27	250,000	235,418
Kimco Realty OP LLC, 2.25%, 12/1/31	1,100,000	856,048
Kimco Realty OP LLC, 4.60%, 2/1/33	135,000	124,828
Liberty Mutual Group, Inc., 3.95%, 5/15/60 (a)	85,000	60,119
Liberty Mutual Group, Inc., 3.95%, 10/15/50 (a)	120,000	87,761
Liberty Mutual Group, Inc., 4.57%, 2/1/29 (a)	700,000	660,147
Low Income Investment Fund, 3.39%, 7/1/26	1,000,000	939,542
LPL Holdings, Inc., 4.38%, 5/15/31 (a)	325,000	280,789
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(b)	8,000	7,310
Mastercard, Inc., 1.90%, 3/15/31	1,000,000	831,150
Morgan Stanley, 1.16%, 10/21/25 (1.16% fixed rate until 10/21/24; 0.56% + SOFR thereafter)(b)	92,000	85,986
Morgan Stanley, 1.51%, 7/20/27 (1.51% fixed rate until 7/20/26; 0.86% + SOFR thereafter)(b)	246,000	217,948
Morgan Stanley, 2.24%, 7/21/32 (2.24% fixed rate until 7/21/31; 1.18% + SOFR thereafter)(b)	210,000	166,905
Morgan Stanley, 2.48%, 9/16/36 (2.48% fixed rate until 9/16/31; 1.36% + SOFR thereafter)(b)	32,000	24,280
Morgan Stanley, 2.94%, 1/21/33 (2.94% fixed rate until 1/21/32; 1.29% + SOFR thereafter)(b)	2,450,000	2,036,508

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Morgan Stanley, 3.22%, 4/22/42 (3.22% fixed rate until 4/22/41; 1.49% + SOFR thereafter)(b)	$132,000	$100,096
Morgan Stanley, 3.62%, 4/1/31 (3.62% fixed rate until 4/01/30; 3.12% + SOFR thereafter)(b)	46,000	41,450
Morgan Stanley, 3.95%, 4/23/27	950,000	899,491
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(b)	440,000	418,632
Morgan Stanley, 4.68%, 7/17/26 (4.68% fixed rate until 7/17/25; 1.67% + SOFR thereafter)(b)	62,000	60,840
Morgan Stanley, 5.30%, 4/20/37 (5.30% fixed rate until 4/20/32; 2.62% + SOFR thereafter)(b)	168,000	158,961
Morgan Stanley, Senior Bond, 3.59%, 7/22/28 (b)	405,000	373,689
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(b)	1,155,000	1,078,280
Morgan Stanley Direct Lending Fund, 4.50%, 2/11/27	1,310,000	1,231,719
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	200,000	137,804
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/27	150,000	126,198
Nasdaq, Inc., 5.95%, 8/15/53	37,000	37,884
Nasdaq, Inc., 6.10%, 6/28/63	44,000	44,992
National Community Renaissance Of California, 3.27%, 12/1/32	1,000,000	830,848
National Health Investors, Inc., 3.00%, 2/1/31	100,000	76,728
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(b)	165,000	153,831
New York Life Global Funding, 4.85%, 1/9/28 (a)	65,000	64,386
Nuveen Finance LLC, 4.13%, 11/1/24 (a)	400,000	388,400
OFS Capital Corp., 4.75%, 2/10/26	1,300,000	1,137,458
Omega Healthcare Investors, Inc., 3.25%, 4/15/33	169,000	125,506
Omega Healthcare Investors, Inc., 3.38%, 2/1/31	96,000	76,146
OneMain Finance Corp., 3.88%, 9/15/28	100,000	81,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
OneMain Finance Corp., 8.25%, 10/1/23	$125,000	$125,469
OWL Rock Core Income Corp., 7.75%, 9/16/27 (a)	1,375,000	1,368,040
Preservation Of Affordable Housing, Inc., 4.48%, 12/1/32	1,000,000	952,869
Principal Life Global Funding II, 0.50%, 1/8/24 (a)	109,000	106,036
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	391,365
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(b)	70,000	67,570
Realty Income Corp., 3.25%, 1/15/31	285,000	249,101
Regency Centers L.P., 3.75%, 6/15/24	500,000	485,455
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	259,000	279,861
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	467,846
SBA Tower Trust, 6.60%, 1/15/28 (a)	1,000,000	1,016,146
SBL Holdings, Inc., 5.00%, 2/18/31 (a)	124,000	96,029
Sculptor Alternative Solutions LLC, 6.00%, 5/15/37 (a)	1,720,000	1,421,924
Security Benefit Global Funding, 1.25%, 5/17/24 (a)	84,000	79,630
Signature Bank, 4.00%, 10/15/30 (3 month AMBOR + 3.890%)	150,000	2,625
State Street Corp., 5.16%, 5/18/34 (b)	1,000,000	994,016
Sun Communities Operating L.P., 5.70%, 1/15/33	285,000	277,590
Synchrony Financial, 4.50%, 7/23/25	708,000	667,452
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50 (a)	210,000	145,231
Thirax 2 LLC, 2.32%, 1/22/34	908,273	805,607
Truist Financial Corp., 4.26%, 7/28/26 (4.26% fixed rate until 7/28/25; 1.46% + SOFR thereafter)(b)	118,000	113,412
Truist Financial Corp., Senior Note, 4.00%, 5/1/25	353,000	340,826
U.S. Bancorp, 2.49%, 11/3/36 (2.49% fixed rate until 11/03/31; 0.95% + 5 year CMT thereafter)(b)	195,000	142,640

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
USAA Capital Corp., 2.13%, 5/1/30 (a)	$1,000,000	$831,754
USAA Capital Corp., 3.38%, 5/1/25 (a)	150,000	144,060
Valley National Bancorp, 3.00%, 6/15/31 (3.00% fixed rate until 6/15/26; 2.36% + 3 month USD LIBOR thereafter)(b)	231,000	182,130
Visa, Inc., 1.90%, 4/15/27	1,000,000	911,684
Vornado Realty L.P., 2.15%, 6/1/26	78,000	66,076
Wells Fargo & Co., 2.57%, 2/11/31 (2.58% fixed rate until 2/11/30; 1.26% + 3 month USD LIBOR thereafter)(b)	670,000	567,282
Wells Fargo & Co., 3.07%, 4/30/41 (3.07% fixed rate until 4/30/40; 2.53% + SOFR thereafter)(b)	814,000	598,710
Wells Fargo & Co., 4.30%, 7/22/27	830,000	796,209
Wells Fargo & Co., 4.54%, 8/15/26 (4.54% fixed rate until 8/15/25; 1.56% + SOFR thereafter)(b)	850,000	830,527
Wells Fargo & Co., 5.39%, 4/24/34 (5.39% fixed rate until 4/24/33; 2.02% + SOFR thereafter)(b)	435,000	432,222
Wells Fargo & Co., 5.61%, 1/15/44	84,000	80,641
Weyerhaeuser Co., 4.00%, 3/9/52	64,000	51,073
Weyerhaeuser Co., 4.75%, 5/15/26	132,000	129,659
Willis North America, Inc., 4.65%, 6/15/27	181,000	175,790
WR Berkley Corp., 4.00%, 5/12/50	160,000	125,961
Zions Bancorp NA, 3.25%, 10/29/29	271,000	198,904
Total Financial		66,917,065

INDUSTRIAL - 1.0%
AECOM, 5.13%, 3/15/27	100,000	96,757
Agilent Technologies, Inc., 2.30%, 3/12/31	180,000	147,303
Amcor Finance USA, Inc., 5.63%, 5/26/33	88,000	86,930
Amcor Flexibles North America, Inc., 2.69%, 5/25/31	62,000	50,784
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	89,000	85,982
Amsted Industries, Inc., 5.63%, 7/1/27 (a)	200,000	193,438
Ball Corp., 3.13%, 9/15/31	100,000	82,257
Ball Corp., 6.00%, 6/15/29	275,000	272,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
INDUSTRIAL (continued)
Berry Global, Inc., 1.57%, 1/15/26	$1,010,000	$910,753
Boeing Co. (The), 2.20%, 2/4/26	1,150,000	1,055,479
Boeing Co. (The), 3.38%, 6/15/46	79,000	55,367
Boeing Co. (The), 3.63%, 3/1/48	565,000	400,910
Boeing Co. (The), 5.15%, 5/1/30	48,000	47,537
Boeing Co. (The), 5.93%, 5/1/60	159,000	157,472
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	27,000	24,529
Burlington Northern Santa Fe LLC, 4.45%, 1/15/53	67,000	61,305
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	119,000	121,369
Carlisle Cos., Inc., 2.20%, 3/1/32	382,000	301,436
Carrier Global Corp., 3.38%, 4/5/40	180,000	138,182
Caterpillar Financial Services Corp., 1.70%, 1/8/27	89,000	80,326
Caterpillar Financial Services Corp., 3.60%, 8/12/27	47,000	45,243
Caterpillar Financial Services Corp., 4.35%, 5/15/26	36,000	35,439
Caterpillar Financial Services Corp., 4.80%, 1/6/26	109,000	108,762
Caterpillar Financial Services Corp., 5.40%, 3/10/25	135,000	135,237
CNH Industrial Capital LLC, 5.45%, 10/14/25	47,000	46,675
CSX Corp., 4.50%, 11/15/52	110,000	99,353
FedEx Corp. Pass-Through Trust, 1.88%, 8/20/35	58,910	48,056
Flowserve Corp., 2.80%, 1/15/32	245,000	195,224
GATX Corp., Senior Note, 3.25%, 9/15/26	107,000	98,734
Honeywell International, Inc., 1.75%, 9/1/31	119,000	95,408
Honeywell International, Inc., 4.25%, 1/15/29	96,000	93,437
Illinois Tool Works, Inc., 3.50%, 3/1/24	8,000	7,894
Jabil, Inc., 5.45%, 2/1/29	45,000	44,653
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	49,000	48,073
John Deere Capital Corp., 3.40%, 6/6/25	232,000	224,641
John Deere Capital Corp., 1.30%, 10/13/26	92,000	81,662
John Deere Capital Corp., 4.75%, 1/20/28	137,000	136,886
John Deere Capital Corp., 4.95%, 6/6/25	87,000	86,832
Lockheed Martin Corp., 4.45%, 5/15/28	103,000	101,529
Nature Conservancy (The), 6.38%, 2/1/24 (3 month USD LIBOR + 1.08%)(b)	520,000	521,130
Nature Conservancy (The), Series A, 1.51%, 7/1/29	300,000	235,284
Northrop Grumman Corp., 4.95%, 3/15/53	60,000	58,452

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
INDUSTRIAL (continued)
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (a)	$585,000	$592,312
Parker-Hannifin Corp., 4.25%, 9/15/27	125,000	121,197
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.70%, 2/1/28 (a)	47,000	46,380
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.20%, 6/15/30 (a)	58,000	58,303
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26 (a)	246,000	226,735
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.40%, 7/1/27 (a)	108,000	101,936
Raytheon Technologies Corp., 5.38%, 2/27/53	79,000	82,033
Republic Services, Inc., 5.00%, 4/1/34	1,109,000	1,106,509
Ryder System, Inc., 5.25%, 6/1/28	88,000	86,888
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 2/1/28 (a)	25,000	24,816
Sonoco Products Co., 1.80%, 2/1/25	406,000	378,993
Standard Industries, Inc., 4.38%, 7/15/30 (a)	175,000	151,567
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28 (a)	125,000	116,405
Stanley Black & Decker, Inc., 4.00%, 3/15/60 (4.00% fixed rate until 3/15/25; 2.66% + 5 year CMT thereafter)(b)	309,000	235,886
Tote Shipholdings LLC, 3.40%, 10/16/40	946,000	876,891
Trimble, Inc., 6.10%, 3/15/33	63,000	63,833
Trimble, Inc., Senior Note, 4.90%, 6/15/28	62,000	60,511
Union Pacific Corp., 2.97%, 9/16/62	225,000	146,501
Vontier Corp., 2.95%, 4/1/31	7,000	5,596
Waste Management, Inc., 4.63%, 2/15/30	44,000	43,350
Total Industrial		11,446,299

TECHNOLOGY - 0.9%
Apple, Inc., 1.40%, 8/5/28	240,000	207,154
Apple, Inc., 2.65%, 5/11/50	106,000	73,788
Apple, Inc., 2.70%, 8/5/51	75,000	52,241
Apple, Inc., 2.80%, 2/8/61	10,000	6,756
Apple, Inc., 3.95%, 8/8/52	95,000	83,728
Apple, Inc., 4.10%, 8/8/62	27,000	23,634
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	473,460
Broadcom, Inc., 2.45%, 2/15/31 (a)	198,000	161,034
Broadcom, Inc., 3.14%, 11/15/35 (a)	194,000	148,807
Broadcom, Inc., 3.19%, 11/15/36 (a)	202,000	152,662
Broadcom, Inc., 3.42%, 4/15/33 (a)	809,000	676,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
TECHNOLOGY (continued)
Broadcom, Inc., 4.93%, 5/15/37 (a)	$224,000	$202,721
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	315,000	282,832
CDW LLC/CDW Finance Corp., 5.50%, 12/1/24	350,000	347,701
Dell International LLC/EMC Corp., 3.38%, 12/15/41 (a)	165,000	116,355
Dell International LLC/EMC Corp., 8.10%, 7/15/36	108,000	126,356
Fidelity National Information Services, Inc., 5.63%, 7/15/52	92,000	86,720
Fiserv, Inc., 4.40%, 7/1/49	166,000	140,265
Foundry JV Holdco LLC, 5.88%, 1/25/34 (a)	200,000	199,209
Hewlett Packard Enterprise Co., 1.75%, 4/1/26	200,000	182,165
Hewlett Packard Enterprise Co., 5.25%, 7/1/28	177,000	175,298
Intel Corp., 4.15%, 8/5/32	1,000,000	950,213
Intel Corp., 5.20%, 2/10/33	184,000	185,744
Intel Corp., 5.63%, 2/10/43	95,000	96,473
Intel Corp., 5.90%, 2/10/63	52,000	53,701
KLA Corp., 4.95%, 7/15/52	114,000	112,245
Kyndryl Holdings, Inc., 3.15%, 10/15/31	22,000	16,507
Leidos, Inc., 4.38%, 5/15/30	119,000	109,258
Leidos, Inc., 5.75%, 3/15/33	68,000	67,554
Oracle Corp., 2.30%, 3/25/28	244,000	215,320
Oracle Corp., 4.00%, 11/15/47	108,000	83,148
Oracle Corp., 4.90%, 2/6/33	72,000	69,891
Oracle Corp., 5.55%, 2/6/53	36,000	34,860
Oracle Corp., 6.25%, 11/9/32	2,120,000	2,250,363
Oracle Corp., Senior Bond, 3.80%, 11/15/37	296,000	242,011
QUALCOMM, Inc., 6.00%, 5/20/53	52,000	58,204
Texas Instruments, Inc., 4.60%, 2/15/28	90,000	90,163
Texas Instruments, Inc., 5.00%, 3/14/53	74,000	74,969
Texas Instruments, Inc., 5.05%, 5/18/63	1,200,000	1,202,379
Total Technology		9,832,422

UTILITIES - 3.2%
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	365,195
AES Corp. (The), 2.45%, 1/15/31	190,000	153,574
AES Corp.(The), 5.45%, 6/1/28	1,092,000	1,072,275
Alabama Power Co., 3.75%, 3/1/45	170,000	133,610
Alexander Funding Trust, 1.84%, 11/15/23 (a)	555,000	542,831
American Electric Power Co., Inc., 5.63%, 3/1/33	130,000	132,166
American Electric Power Co., Inc., 5.70%, 8/15/25	108,000	107,270
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	93,000	85,914
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 8/20/26	225,000	211,635
Arizona Public Service Co., 3.75%, 5/15/46	500,000	369,601
Arizona Public Service Co., 6.35%, 12/15/32	630,000	668,336
Atmos Energy Corp., 5.75%, 10/15/52	99,000	104,780
Avangrid, Inc., 3.20%, 4/15/25	378,000	359,366
Baltimore Gas and Electric Co., 5.40%, 6/1/53	71,000	72,129

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
Calpine Corp., 3.75%, 3/1/31 (a)	$450,000	$364,546
CMS Energy Corp., 4.75%, 6/1/50 (4.75% fixed rate until 6/01/30; 4.12% + 5 year CMT thereafter)(b)	117,000	100,588
Commonwealth Edison Co., 3.70%, 8/15/28	320,000	301,922
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	105,000	88,396
Consolidated Edison Co. of New York, Inc., 4.45%, 3/15/44	55,000	48,275
Consolidated Edison Co. of New York, Inc., Series 20B, Senior Bond, 3.95%, 4/1/50	90,000	73,545
Credit Agricole SA, 5.40%, 1/15/54	37,000	37,697
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(b)	55,000	52,619
Dominion Energy, Inc., Series C, 3.38%, 4/1/30	230,000	205,724
DTE Electric Co., 3.95%, 3/1/49	258,000	211,988
DTE Electric Co., Series A, 1.90%, 4/1/28	1,000,000	874,882
DTE Energy Co., 4.88%, 6/1/28	135,000	132,048
Duke Energy Carolinas LLC, 3.55%, 3/15/52	52,000	39,628
Duke Energy Florida LLC, 2.50%, 12/1/29	1,000,000	863,349
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	523,359
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	42,589
Duke Energy Florida LLC, 5.95%, 11/15/52	51,000	55,552
Duke Energy Indiana LLC, 2.75%, 4/1/50	930,000	593,916
Duke Energy Ohio, Inc., 5.65%, 4/1/53	37,000	37,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
Emera US Finance L.P., 3.55%, 6/15/26	$225,000	$212,751
Emera US Finance L.P., 4.75%, 6/15/46	190,000	154,128
Entergy Mississippi LLC, 3.50%, 6/1/51	41,000	30,078
Entergy Texas, Inc., 4.50%, 3/30/39	424,000	380,933
Entergy Texas, Inc., 5.00%, 9/15/52	40,000	37,365
Essential Utilities, Inc., 3.35%, 4/15/50	101,000	70,196
Exelon Corp., 5.60%, 3/15/53	88,000	88,662
Florida Power & Light Co., 2.88%, 12/4/51	570,000	393,998
Georgia Power Co., Series A, 3.25%, 3/15/51	175,000	123,312
Indiana Michigan Power Co., 5.63%, 4/1/53	42,000	43,098
Interstate Power & Light Co., 3.50%, 9/30/49	92,000	66,907
ITC Holdings Corp., 4.95%, 9/22/27 (a)	450,000	442,966
Jersey Central Power & Light Co., 2.75%, 3/1/32 (a)	62,000	51,139
KeySpan Gas East Corp., 5.99%, 3/6/33 (a)	118,000	118,916
Liberty Utilities Finance GP 1, 2.05%, 9/15/30 (a)	1,138,000	884,126
Metropolitan Edison Co., 5.20%, 4/1/28 (a)	157,000	155,401
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	582,846
National Fuel Gas Co., 5.50%, 1/15/26	1,225,000	1,207,563
National Fuel Gas Co., 5.50%, 10/1/26	1,175,000	1,145,663
National Rural Utilities Cooperative Finance Corp., 1.88%, 2/7/25	78,000	73,640
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	543,000	522,150
National Rural Utilities Cooperative Finance Corp., 4.15%, 12/15/32	1,000,000	926,880
National Rural Utilities Cooperative Finance Corp., 4.80%, 3/15/28	55,000	54,374
New York State Electric & Gas Corp., 2.15%, 10/1/31 (a)	1,225,000	956,515
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	253,000	253,951
NiSource, Inc., 5.25%, 3/30/28	140,000	139,889
NiSource, Inc., 5.40%, 6/30/33	58,000	58,039
Northwest Natural Gas Co., 3.08%, 12/1/51	1,000,000	665,982
Ohio Edison Co., 5.50%, 1/15/33 (a)	930,000	931,312
Ohio Power Co., 5.00%, 6/1/33	53,000	51,995
Oklahoma Gas and Electric Co., 5.60%, 4/1/53	37,000	37,514

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	$720,000	$679,867
Oncor Electric Delivery Co. LLC, 4.15%, 6/1/32	98,000	93,036
Pacific Gas & Electric Co., 4.95%, 6/8/25	57,000	55,248
Pacific Gas and Electric Co., 3.95%, 12/1/47	107,000	72,869
Pacific Gas and Electric Co., 4.30%, 3/15/45	223,000	159,106
Pacific Gas and Electric Co., 4.95%, 7/1/50	320,000	251,331
Pacific Gas and Electric Co., 6.70%, 4/1/53	975,000	957,192
PacifiCorp, 2.90%, 6/15/52	748,000	466,116
PacifiCorp, 4.13%, 1/15/49	935,000	724,667
PacifiCorp, 5.50%, 5/15/54	1,309,000	1,228,106
PacifiCorp., 5.35%, 12/1/53	1,150,000	1,050,533
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	73,131
Public Service Co. of Colorado, 2.70%, 1/15/51	274,000	173,407
Public Service Co. of Colorado, 3.70%, 6/15/28	577,000	547,516
Public Service Co. of Colorado, 4.10%, 6/15/48	244,000	200,418
Public Service Co. of Oklahoma, Series J, 2.20%, 8/15/31	207,000	167,255
Public Service Electric & Gas Co., 2.70%, 5/1/50	420,000	280,655
Public Service Electric & Gas Co., 5.13%, 3/15/53	800,000	806,141
San Diego Gas & Electric Co., Series WWW, 2.95%, 8/15/51	1,375,000	930,345
SCE Recovery Funding LLC, Senior Secured Bond, Series A-2, 2.94%, 11/15/44	1,627,000	1,319,158
Southern California Edison Co., 5.85%, 11/1/27	770,000	787,385
Southern California Edison Co., Series C, 4.13%, 3/1/48	110,000	89,225
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	62,442
Southern Co. (The), 4.48%, 8/1/24 (e)	116,000	113,881
Southwestern Electric Power Co., 5.30%, 4/1/33	58,000	57,246
Southwestern Public Service Co., 3.75%, 6/15/49	360,000	275,883
Spire Missouri, Inc., 4.80%, 2/15/33	63,000	61,963
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33 (a)	405,400	396,899
Union Electric Co., 2.95%, 6/15/27	43,000	40,015
Union Electric Co., 3.90%, 4/1/52	1,155,000	941,924
Vistra Corp., 7.00%, 12/15/26 (7.00% fixed rate until 12/15/26; 5.74% + 5 year CMT thereafter)(a)(b)(d)	1,000,000	872,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
Vistra Operations Co. LLC, 3.55%, 7/15/24 (a)	$305,000	$294,571
Vistra Operations Co. LLC, 5.00%, 7/31/27 (a)	100,000	93,602
Wisconsin Power and Light Co., 4.95%, 4/1/33	46,000	45,495
Wisconsin Public Service Corp., 2.85%, 12/1/51	510,000	336,189
Total Utilities		34,594,832
TOTAL CORPORATE BONDS (Cost: $229,469,413)		207,965,430

U.S. GOVERNMENT AGENCIES - 16.5%
Federal Home Loan Mortgage Corp., 0.25%, 8/24/23	1,050,000	1,042,652
Federal Home Loan Mortgage Corp., 1.50%, 11/1/50	417,342	322,786
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	94,970	86,173
Federal Home Loan Mortgage Corp., 2.00%, 9/1/50	2,360,334	1,941,355
Federal Home Loan Mortgage Corp., 2.00%, 10/1/51	475,377	388,310
Federal Home Loan Mortgage Corp., 2.00%, 1/1/52	46,839	38,629
Federal Home Loan Mortgage Corp., 2.00%, 3/1/52	1,810,487	1,485,005
Federal Home Loan Mortgage Corp., 2.50%, 6/1/28	50,900	48,219
Federal Home Loan Mortgage Corp., 2.50%, 3/1/51	9,829,829	8,387,006
Federal Home Loan Mortgage Corp., 2.50%, 3/1/51	281,927	242,207
Federal Home Loan Mortgage Corp., 2.50%, 4/1/51	2,483,167	2,117,154
Federal Home Loan Mortgage Corp., 2.50%, 10/1/51	338,769	290,299
Federal Home Loan Mortgage Corp., 2.50%, 2/1/52	1,584,307	1,354,396
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	144,690	136,374
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	225,492	207,916
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	460,213	415,940

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	$195,103	$176,319
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	664,938	595,660
Federal Home Loan Mortgage Corp., 3.00%, 4/1/47	239,200	214,159
Federal Home Loan Mortgage Corp., 3.00%, 10/1/49	60,194	53,468
Federal Home Loan Mortgage Corp., 3.00%, 2/1/50	342,691	304,225
Federal Home Loan Mortgage Corp., 3.00%, 4/1/51	2,829,693	2,496,157
Federal Home Loan Mortgage Corp., 3.00%, 1/1/52	1,345,697	1,196,040
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	57,441	53,848
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	284,327	266,508
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	126,047	117,786
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	177,937	166,228
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	115,911	107,923
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	145,732	134,754
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	135,051	124,781
Federal Home Loan Mortgage Corp., 3.50%, 11/1/51	452,732	416,786
Federal Home Loan Mortgage Corp., 3.50%, 5/1/52	29,011	26,442
Federal Home Loan Mortgage Corp., 3.50%, 5/1/52	2,349,408	2,142,579
Federal Home Loan Mortgage Corp., 3.50%, 6/1/52	1,482,128	1,353,408
Federal Home Loan Mortgage Corp., 4.00%, 11/1/37	1,515,954	1,464,140
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	87,721	84,438
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	155,908	150,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	$3,393	$3,257
Federal Home Loan Mortgage Corp., 4.00%, 4/1/52	553,620	519,957
Federal Home Loan Mortgage Corp., 4.00%, 8/1/52	4,477,266	4,203,603
Federal Home Loan Mortgage Corp., 4.00%, 9/1/52	3,364,198	3,157,525
Federal Home Loan Mortgage Corp., 4.50%, 11/1/37	483,410	474,139
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	24,923	24,672
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	197,394	193,799
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	44,415	43,399
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	46,370	45,556
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	106,089	104,229
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	116,974	114,953
Federal Home Loan Mortgage Corp., 4.50%, 6/1/52	371,280	357,007
Federal Home Loan Mortgage Corp., 4.50%, 7/1/52	354,949	341,320
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	107,952	108,851
Federal Home Loan Mortgage Corp., 5.00%, 7/1/52	1,968,561	1,930,151
Federal Home Loan Mortgage Corp., 5.00%, 9/1/52	2,865,167	2,809,536
Federal National Mortgage Association, 0.00%, 3/17/31	260,000	186,658
Federal National Mortgage Association, 0.63%, 4/22/25	1,000,000	924,816
Federal National Mortgage Association, 0.88%, 8/5/30	1,265,000	1,016,856
Federal National Mortgage Association, 1.50%, 10/1/50	386,857	299,583
Federal National Mortgage Association, 1.50%, 12/1/50	1,764,915	1,365,039
Federal National Mortgage Association, 1.50%, 7/1/51	596,145	461,036

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 2.00%, 5/1/36	$480,330	$425,815
Federal National Mortgage Association, 2.00%, 12/1/36	1,519,732	1,347,250
Federal National Mortgage Association, 2.00%, 12/1/40	483,845	414,709
Federal National Mortgage Association, 2.00%, 2/1/41	405,589	346,285
Federal National Mortgage Association, 2.00%, 5/1/41	814,160	693,033
Federal National Mortgage Association, 2.00%, 9/1/50	2,986,386	2,456,806
Federal National Mortgage Association, 2.00%, 10/1/50	1,510,151	1,243,382
Federal National Mortgage Association, 2.00%, 11/1/50	382,724	314,795
Federal National Mortgage Association, 2.00%, 1/1/51	394,535	324,446
Federal National Mortgage Association, 2.00%, 2/1/51	430,049	352,476
Federal National Mortgage Association, 2.00%, 4/1/51	1,778,937	1,456,549
Federal National Mortgage Association, 2.00%, 5/1/51	6,259,644	5,125,637
Federal National Mortgage Association, 2.00%, 6/1/51	4,419,107	3,614,857
Federal National Mortgage Association, 2.00%, 11/1/51	545,477	445,563
Federal National Mortgage Association, 2.50%, 4/1/31	325,901	302,041
Federal National Mortgage Association, 2.50%, 7/1/32	244,178	225,670
Federal National Mortgage Association, 2.50%, 8/1/32	261,664	241,818
Federal National Mortgage Association, 2.50%, 9/1/32	255,510	236,141
Federal National Mortgage Association, 2.50%, 7/1/35	950,390	878,352
Federal National Mortgage Association, 2.50%, 5/1/43	196,161	169,342
Federal National Mortgage Association, 2.50%, 8/1/46	467,869	402,446
Federal National Mortgage Association, 2.50%, 9/1/46	39,650	34,106
Federal National Mortgage Association, 2.50%, 10/1/46	117,009	100,224
Federal National Mortgage Association, 2.50%, 8/1/50	593,125	506,098
Federal National Mortgage Association, 2.50%, 10/1/50	304,632	259,936
Federal National Mortgage Association, 2.50%, 2/1/51	213,590	183,843
Federal National Mortgage Association, 2.50%, 4/1/51	1,528,584	1,302,880
Federal National Mortgage Association, 2.50%, 4/1/51	342,666	294,388
Federal National Mortgage Association, 2.50%, 8/1/51	941,954	801,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 2.50%, 9/1/51	$1,819,154	$1,547,039
Federal National Mortgage Association, 2.50%, 2/1/52	920,529	786,765
Federal National Mortgage Association, 2.50%, 2/1/52	697,866	596,592
Federal National Mortgage Association, 2.50%, 2/1/52	2,260,527	1,929,675
Federal National Mortgage Association, 2.50%, 3/1/52	252,706	215,986
Federal National Mortgage Association, 2.63%, 9/6/24	1,000,000	970,356
Federal National Mortgage Association, 3.00%, 5/1/30	103,279	98,390
Federal National Mortgage Association, 3.00%, 5/1/32	341,571	321,477
Federal National Mortgage Association, 3.00%, 10/1/32	260,067	244,785
Federal National Mortgage Association, 3.00%, 5/1/40	205,830	187,328
Federal National Mortgage Association, 3.00%, 5/1/43	332,489	300,143
Federal National Mortgage Association, 3.00%, 9/1/46	111,623	99,912
Federal National Mortgage Association, 3.00%, 11/1/46	201,191	180,688
Federal National Mortgage Association, 3.00%, 11/1/46	171,319	153,332
Federal National Mortgage Association, 3.00%, 1/1/47	201,334	180,365
Federal National Mortgage Association, 3.00%, 2/1/47	1,017,712	918,792
Federal National Mortgage Association, 3.00%, 12/1/49	321,478	285,517
Federal National Mortgage Association, 3.00%, 2/1/50	805,910	715,592
Federal National Mortgage Association, 3.00%, 7/1/50	4,061,835	3,623,022
Federal National Mortgage Association, 3.00%, 9/1/51	317,789	282,681
Federal National Mortgage Association, 3.00%, 3/1/52	467,847	413,726
Federal National Mortgage Association, 3.00%, 4/1/52	468,630	413,588
Federal National Mortgage Association, 3.00%, 4/1/52	637,061	564,052
Federal National Mortgage Association, 3.00%, 4/1/52	106,192	93,907
Federal National Mortgage Association, 3.50%, 12/1/30	27,203	26,066
Federal National Mortgage Association, 3.50%, 1/1/35	103,908	99,054
Federal National Mortgage Association, 3.50%, 6/1/37	903,987	860,152
Federal National Mortgage Association, 3.50%, 5/1/40	70,162	65,838
Federal National Mortgage Association, 3.50%, 1/1/41	171,522	160,646
Federal National Mortgage Association, 3.50%, 8/1/42	133,245	124,752
Federal National Mortgage Association, 3.50%, 11/1/42	219,673	205,545

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 3.50%, 8/1/43	$98,605	$91,968
Federal National Mortgage Association, 3.50%, 1/1/45	10,625	9,934
Federal National Mortgage Association, 3.50%, 12/1/45	212,576	197,819
Federal National Mortgage Association, 3.50%, 12/1/45	156,387	145,448
Federal National Mortgage Association, 3.50%, 8/1/46	172,814	160,718
Federal National Mortgage Association, 3.50%, 12/1/46	81,317	75,471
Federal National Mortgage Association, 3.50%, 12/1/46	96,300	90,162
Federal National Mortgage Association, 3.50%, 1/1/47	93,658	86,606
Federal National Mortgage Association, 3.50%, 4/1/47	280,790	259,080
Federal National Mortgage Association, 3.50%, 9/1/47	127,584	117,970
Federal National Mortgage Association, 3.50%, 11/1/47	39,419	36,380
Federal National Mortgage Association, 3.50%, 11/1/47	4,713	4,395
Federal National Mortgage Association, 3.50%, 6/1/48	145,717	134,485
Federal National Mortgage Association, 3.50%, 6/1/48	141,314	130,419
Federal National Mortgage Association, 3.50%, 11/1/48	194,802	179,786
Federal National Mortgage Association, 3.50%, 3/1/49	167,604	154,685
Federal National Mortgage Association, 3.50%, 6/1/49	68,853	63,545
Federal National Mortgage Association, 3.50%, 4/1/50	1,078,942	986,702
Federal National Mortgage Association, 3.50%, 2/1/52	917,901	843,527
Federal National Mortgage Association, 3.50%, 3/1/52	1,495,338	1,364,278
Federal National Mortgage Association, 3.50%, 5/1/52	505,674	460,901
Federal National Mortgage Association, 3.50%, 5/1/52	1,419,880	1,294,151
Federal National Mortgage Association, 3.50%, 7/1/52	2,451,056	2,234,018
Federal National Mortgage Association, 4.00%, 11/1/37	1,017,190	981,762
Federal National Mortgage Association, 4.00%, 9/1/40	127,153	122,256
Federal National Mortgage Association, 4.00%, 3/1/41	230,002	221,144
Federal National Mortgage Association, 4.00%, 9/1/42	24,961	23,927
Federal National Mortgage Association, 4.00%, 5/1/44	2,428,523	2,325,127
Federal National Mortgage Association, 4.00%, 1/1/45	9,905	9,494
Federal National Mortgage Association, 4.00%, 12/1/45	259,741	248,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 4.00%, 7/1/46	$215,615	$205,817
Federal National Mortgage Association, 4.00%, 3/1/47	118,284	112,240
Federal National Mortgage Association, 4.00%, 9/1/47	148,012	141,484
Federal National Mortgage Association, 4.00%, 10/1/47	68,737	65,556
Federal National Mortgage Association, 4.00%, 12/1/47	92,063	88,002
Federal National Mortgage Association, 4.00%, 1/1/48	193,793	184,765
Federal National Mortgage Association, 4.00%, 4/1/48	67,938	64,859
Federal National Mortgage Association, 4.00%, 3/1/49	1,202,616	1,143,965
Federal National Mortgage Association, 4.00%, 4/1/52	454,505	430,973
Federal National Mortgage Association, 4.00%, 5/1/52	1,571,300	1,475,426
Federal National Mortgage Association, 4.00%, 6/1/52	459,999	431,931
Federal National Mortgage Association, 4.00%, 7/1/52	1,185,422	1,113,089
Federal National Mortgage Association, 4.00%, 8/1/52	2,695,521	2,530,208
Federal National Mortgage Association, 4.00%, 9/1/52	2,458,263	2,307,244
Federal National Mortgage Association, 4.00%, 10/1/52	3,809,346	3,575,721
Federal National Mortgage Association, 4.50%, 9/1/40	122,899	121,046
Federal National Mortgage Association, 4.50%, 2/1/41	240,724	237,719
Federal National Mortgage Association, 4.50%, 9/1/42	2,129	2,089
Federal National Mortgage Association, 4.50%, 12/1/43	12,500	12,256
Federal National Mortgage Association, 4.50%, 7/1/46	87,103	85,477
Federal National Mortgage Association, 4.50%, 11/1/47	38,690	37,967
Federal National Mortgage Association, 4.50%, 1/1/48	111,267	109,215
Federal National Mortgage Association, 4.50%, 2/1/48	19,726	19,362
Federal National Mortgage Association, 4.50%, 3/1/48	67,345	66,088
Federal National Mortgage Association, 4.50%, 5/1/48	80,959	79,447
Federal National Mortgage Association, 4.50%, 5/1/48	58,050	56,948
Federal National Mortgage Association, 4.50%, 6/1/52	179,784	172,881
Federal National Mortgage Association, 4.50%, 6/1/52	2,729,668	2,624,947
Federal National Mortgage Association, 4.50%, 7/1/52	155,269	149,320
Federal National Mortgage Association, 4.50%, 8/1/52	3,144,164	3,023,456

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 4.50%, 9/1/52	$9,631,158	$9,261,156
Federal National Mortgage Association, 4.50%, 11/1/52	226,547	217,832
Federal National Mortgage Association, 4.50%, 12/1/52	1,584,769	1,523,809
Federal National Mortgage Association, 4.50%, 3/1/53	983,698	945,846
Federal National Mortgage Association, 5.00%, 9/1/40	94,497	95,174
Federal National Mortgage Association, 5.00%, 2/1/41	73,681	74,209
Federal National Mortgage Association, 5.00%, 7/1/44	179,076	181,370
Federal National Mortgage Association, 5.00%, 5/1/48	42,121	41,980
Federal National Mortgage Association, 5.00%, 8/1/48	17,562	17,486
Federal National Mortgage Association, 5.00%, 7/1/52	796,891	781,444
Federal National Mortgage Association, 5.00%, 8/1/52	1,207,574	1,184,486
Federal National Mortgage Association, 5.00%, 9/1/52	197,367	193,535
Federal National Mortgage Association, 5.00%, 10/1/52	5,170,628	5,068,878
Federal National Mortgage Association, 5.50%, 2/1/42	39,153	40,066
Federal National Mortgage Association, 5.50%, 12/1/52	953,487	951,694
Federal National Mortgage Association, 5.50%, 2/1/53	1,025,903	1,021,002
Federal National Mortgage Association, Series 2017-51, Class CP, CMO, REMIC, 3.00%, 2/25/47	312,728	281,336
Government National Mortgage Association, 2.00%, 3/20/51	373,989	315,477
Government National Mortgage Association, 2.00%, 7/20/51	456,409	384,870
Government National Mortgage Association, 2.00%, 10/20/51	192,914	162,393
Government National Mortgage Association, 2.50%, 12/20/46	78,816	69,138
Government National Mortgage Association, 2.50%, 10/20/50	1,295,815	1,102,742
Government National Mortgage Association, 2.50%, 5/20/51	4,535,642	3,940,772
Government National Mortgage Association, 2.50%, 8/20/51	335,769	291,146
Government National Mortgage Association, 2.50%, 11/20/51	437,467	378,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Government National Mortgage Association, 2.50%, 12/20/51	$2,218,887	$1,922,009
Government National Mortgage Association, 2.50%, 5/20/52	1,398,554	1,211,192
Government National Mortgage Association, 3.00%, 12/20/42	177,970	162,586
Government National Mortgage Association, 3.00%, 12/20/45	54,651	49,856
Government National Mortgage Association, 3.00%, 9/20/46	80,127	72,847
Government National Mortgage Association, 3.00%, 10/20/46	166,904	151,418
Government National Mortgage Association, 3.00%, 2/20/47	193,904	175,908
Government National Mortgage Association, 3.00%, 4/20/47	131,230	119,011
Government National Mortgage Association, 3.00%, 12/20/47	58,996	53,351
Government National Mortgage Association, 3.00%, 1/20/48	122,230	110,735
Government National Mortgage Association, 3.00%, 9/20/49	95,105	85,810
Government National Mortgage Association, 3.00%, 12/20/49	190,137	171,140
Government National Mortgage Association, 3.00%, 1/20/50	440,516	397,449
Government National Mortgage Association, 3.00%, 4/15/50	186,930	167,415
Government National Mortgage Association, 3.00%, 8/20/50	268,270	240,930
Government National Mortgage Association, 3.00%, 8/20/50	359,556	322,903
Government National Mortgage Association, 3.00%, 8/20/50	225,424	202,313
Government National Mortgage Association, 3.00%, 10/20/50	151,835	136,127
Government National Mortgage Association, 3.00%, 10/20/50	240,586	215,545
Government National Mortgage Association, 3.00%, 7/20/51	256,510	230,291
Government National Mortgage Association, 3.00%, 12/20/51	487,163	436,188
Government National Mortgage Association, 3.00%, 5/20/52	3,884,962	3,474,091
Government National Mortgage Association, 3.50%, 2/20/42	146,846	138,138

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Government National Mortgage Association, 3.50%, 7/20/42	$214,214	$201,645
Government National Mortgage Association, 3.50%, 11/20/42	96,953	91,366
Government National Mortgage Association, 3.50%, 8/20/45	37,577	35,230
Government National Mortgage Association, 3.50%, 9/20/45	37,389	35,017
Government National Mortgage Association, 3.50%, 4/20/46	53,597	50,198
Government National Mortgage Association, 3.50%, 12/20/46	304,212	284,911
Government National Mortgage Association, 3.50%, 11/20/47	100,944	94,418
Government National Mortgage Association, 3.50%, 1/20/48	103,870	97,343
Government National Mortgage Association, 3.50%, 11/20/48	415,189	387,694
Government National Mortgage Association, 3.50%, 8/20/50	145,452	135,177
Government National Mortgage Association, 3.50%, 8/20/50	148,258	138,313
Government National Mortgage Association, 3.50%, 8/20/50	186,399	173,172
Government National Mortgage Association, 3.50%, 10/20/50	63,989	59,448
Government National Mortgage Association, 3.50%, 1/20/52	932,283	860,389
Government National Mortgage Association, 3.50%, 7/20/52	1,885,620	1,740,118
Government National Mortgage Association, 3.50%, 12/20/52	2,616,059	2,414,200
Government National Mortgage Association, 4.00%, 11/20/40	72,226	70,129
Government National Mortgage Association, 4.00%, 2/20/46	149,863	144,118
Government National Mortgage Association, 4.00%, 3/20/46	56,670	54,499
Government National Mortgage Association, 4.00%, 5/20/47	81,833	78,546
Government National Mortgage Association, 4.00%, 8/20/47	42,155	40,461
Government National Mortgage Association, 4.00%, 9/20/47	635,408	611,448
Government National Mortgage Association, 4.00%, 9/20/52	3,153,545	2,983,722

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Government National Mortgage Association, 4.50%, 9/20/39	$74,167	$73,649
Government National Mortgage Association, 4.50%, 7/20/41	42,692	42,394
Government National Mortgage Association, 4.50%, 2/20/47	26,093	25,771
Government National Mortgage Association, 4.50%, 8/20/47	40,186	39,424
Government National Mortgage Association, 4.50%, 1/20/48	126,492	123,901
Government National Mortgage Association, 4.50%, 3/20/48	25,245	24,732
Government National Mortgage Association, 4.50%, 7/20/48	50,766	49,513
Government National Mortgage Association, 4.50%, 6/20/49	140,806	136,881
Government National Mortgage Association, 4.50%, 12/20/52	1,725,745	1,665,678
Government National Mortgage Association, 5.00%, 7/20/45	107,109	108,108
Government National Mortgage Association, 5.00%, 11/20/52	661,515	650,627
Tennessee Valley Authority, 1.50%, 9/15/31	145,000	117,180
United States Department of Housing and Urban Development, Series 2019, 2.87%, 8/1/27	1,000,000	931,849
United States International Development Finance Corp., 3.43%, 6/1/33	941,662	871,756
United States International Development Finance Corp., Series 1, 1.65%, 4/15/28	1,000,000	880,297
United States International Development Finance Corp., Series 3, 1.05%, 10/15/29	749,469	652,326
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $190,867,178)		179,675,127

ASSET-BACKED SECURITIES - 12.9%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, ABS, 3.20%, 12/20/30 (a)	1,620,000	1,508,844
ACC Trust, Series 2022-1, Class A, ABS, 1.19%, 9/20/24 (a)	211,380	210,173

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
ACHV ABS TRUST, Series 2023-1PL, Class B, ABS, 6.80%, 3/18/30 (a)	$1,700,000	$1,690,768
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48 (a)	1,238,834	1,167,219
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, 6.35%, 10/15/47 (a)	1,000,000	989,519
American Express Credit Account Master Trust, Series 2022-2, Class A, ABS, 3.39%, 5/15/27	1,000,000	965,059
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	2,464	2,461
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	91,535	91,147
Americredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	275,651	273,004
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, ABS, 1.01%, 1/19/27	300,000	274,116
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, ABS, 1.41%, 8/18/27	300,000	270,864
AMSR Trust, Series 2019-SFR1, Class D, ABS, 3.25%, 1/19/39 (a)	100,000	90,120
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, ABS, (3 month USD LIBOR + 1.170%), 6.43%, 7/15/34 (a)(b)	2,000,000	1,954,736
Antares CLO Ltd., Series 2019-1A, Class B, ABS, (3 month USD LIBOR + 2.550%), 7.80%, 7/20/31 (a)(b)	1,940,000	1,885,940
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 6.37%, 7/26/31 (3 month USD LIBOR + 1.10%)(a)(b)	1,000,000	986,428
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25 (a)	200,000	198,093
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25 (a)	400,000	388,113
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26 (a)	500,000	472,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, 8/20/26 (a)	$300,000	$278,960
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A, ABS, 1.38%, 8/20/27 (a)	800,000	702,710
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A, ABS, 1.66%, 2/20/28 (a)	900,000	778,387
Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, ABS, 3.83%, 8/21/28 (a)	1,000,000	927,275
Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, ABS, 5.20%, 10/20/27 (a)	500,000	488,813
Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class ASeries 2023-3A, Class A, 5.44%, 2/22/28 (a)	1,700,000	1,673,006
Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class A, 5.49%, 6/20/29 (a)	2,000,000	1,967,432
Balboa Bay Loan Funding Ltd., Series 2020-1A, Class AR, ABS, (3 month USD LIBOR + 1.120%), 6.37%, 1/20/32 (a)(b)	1,000,000	987,941
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.200%), 6.45%, 7/20/34 (a)(b)	1,000,000	984,375
BHG Securitization Trust, Series 2022-C, Class B, ABS, 5.93%, 10/17/35 (a)	1,690,000	1,646,117
Blue Stream Issuer LLC, Series 2023-1PL, Class A2, 5.40%, 5/20/53 (a)	1,300,000	1,237,355
Business Jet Securities LLC, Series 2020-1A, Class A, ABS, 2.98%, 11/15/35 (a)	53,577	50,619
Business Jet Securities LLC, Series 2022-1A, Class B, ABS, 5.19%, 6/15/37 (a)	727,013	676,282
California Street CLO IX L.P., Series 2012-9A, Class CR3, ABS, (3 month USD LIBOR + 2.500%), 7.76%, 7/16/32 (a)(b)	1,840,000	1,759,380
Capital Automotive REIT, Series 2020-1A, Class A1, ABS, 3.35%, 3/15/52 (a)	1,102,000	959,419

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Carlyle U.S. CLO Ltd., Series 2021-5A, Class A1, ABS, (3 month USD LIBOR + 1.120%), 6.37%, 7/20/34 (a)(b)	$1,500,000	$1,478,551
Carmax Auto Owner Trust, Series 2021-1, Class C, ABS, 0.94%, 12/15/26	400,000	366,450
CarMax Auto Owner Trust, Series 2021-2, Class C, ABS, 1.34%, 2/16/27	200,000	182,867
CarMax Auto Owner Trust, Series 2021-3, Class C, ABS, 1.25%, 5/17/27	190,000	170,836
CarMax Auto Owner Trust, Series 2021-4, Class C, ABS, 1.38%, 7/15/27	200,000	179,108
CarMax Auto Owner Trust, Series 2022-1, Class C, ABS, 2.20%, 11/15/27	300,000	274,110
CarMax Auto Owner Trust, Series 2022-1, Class D, ABS, 2.47%, 7/17/28	100,000	90,302
CARS-DB4 L.P., Series 2020-1A, Class B1, 4.17%, 2/15/50 (a)	540,000	502,315
CarVal CLO VII-C Ltd., (SOFR + 2.20%), 6.88%, 1/20/35 (a)(b)	2,000,000	2,000,850
CBAM Ltd., Series 2020-12A, Class AR, ABS, (3 month USD LIBOR + 1.180%), 6.43%, 7/20/34 (a)(b)	1,750,000	1,709,424
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/60 (a)	350,786	313,297
CF Hippolyta Issuer LLC, Series 2022-1A, Class A1, ABS, 5.97%, 8/15/62 (a)	488,565	475,861
CFG Investments Ltd., Series 2021-1, Class A, ABS, 4.70%, 5/20/32 (a)	510,000	496,220
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	571,500
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, ABS, 2.57%, 7/20/51 (a)	2,398,668	1,800,369
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46 (a)	30,537	28,779
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/50 (a)	195,163	165,603
Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, ABS, 1.94%, 2/18/31 (a)	830,000	753,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Diamond CLO Ltd., Series 2019-1A, Class DR, ABS, (3 month USD LIBOR + 3.400%), 8.66%, 4/25/29 (a)(b)	$1,300,000	$1,248,914
DigitalBridge Issuer LLC, Series 2021-1A, Class A2, 3.93%, 9/25/51 (a)	1,020,000	932,028
Elevation CLO Ltd., Series 2021-13A, Class A1, ABS, (3 month USD LIBOR + 1.190%), 6.45%, 7/15/34 (a)(b)	1,000,000	978,023
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 6.25%, 5/25/37 (1 month USD LIBOR + 1.10%)(a)(b)	4,584	4,528
Flexential Issuer, Series 2021-1A, Class A2, ABS, 3.25%, 11/27/51 (a)	1,700,000	1,482,528
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (a)	300,000	288,270
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30 (a)	300,000	296,145
Ford Credit Auto Owner Trust, Series 2020-1, Class A, ABS, 2.04%, 8/15/31 (a)	800,000	752,883
Ford Credit Auto Owner Trust, Series 2020-2, Class A, ABS, 1.06%, 4/15/33 (a)	200,000	180,601
Ford Credit Auto Owner Trust, Series 2021-1, Class A, ABS, 1.37%, 10/17/33 (a)	3,000,000	2,678,262
Ford Credit Auto Owner Trust, Series 2021-1, Class B, ABS, 1.61%, 10/17/33 (a)	120,000	106,708
Ford Credit Auto Owner Trust, Series 2021-2, Class B, ABS, 1.91%, 5/15/34 (a)	100,000	88,195
Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class A, 1.06%, 9/15/27	600,000	544,322
FREED ABS Trust, Series 2022-2CP, Class A, ABS, 3.03%, 5/18/29 (a)	12,677	12,660
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/40 (a)	806,137	716,040
Global SC Finance VII Srl, Series 2020-2A, Class A, 2.26%, 11/19/40 (a)	210,145	186,946
Global SC Finance VII Srl, Series 2020-2A, Class B, 3.32%, 11/19/40 (a)	175,117	155,590

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Revolving Receivables Trust, Series 2021-1, Class B, ABS, 1.49%, 6/12/34 (a)	$100,000	$86,531
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, ABS, 3.21%, 1/22/29 (a)	800,000	747,999
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, ABS, 2.10%, 5/20/48 (a)	312,311	239,589
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, ABS, 2.31%, 10/20/48 (a)	1,233,937	945,222
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, ABS, 2.70%, 1/20/49 (a)	889,222	711,193
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class A, ABS, 4.95%, 7/20/49 (a)	943,316	865,004
GoodLeap Sustainable Home Solutions Trust, Series 2022-4CS, Class B, 5.55%, 11/20/54 (a)	500,000	430,775
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41 (a)	287,745	260,971
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42 (a)	128,952	112,593
HERO Funding Trust, Series 2020-1A, Class A, 2.59%, 9/20/57 (a)	470,029	381,931
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, ABS, 1.68%, 12/27/27 (a)	400,000	348,540
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, ABS, 1.99%, 6/25/26 (a)	2,890,000	2,681,082
Hertz Vehicle Financing III LLC, Series 2023-2A, Class C, ABS, 7.13%, 9/25/29 (a)	900,000	892,908
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, ABS, 1.21%, 12/26/25 (a)	400,000	374,737
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, ABS, 2.33%, 6/26/28 (a)	1,100,000	966,269
Home Equity Asset Trust, Series 2003-1, Class M1, 6.65%, 6/25/33 (1 month USD LIBOR + 1.50%)(b)	2,663	2,595
Home Partners of America Trust, Series 2021-3, Class A, ABS, 2.20%, 1/17/41 (a)	359,227	304,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Jamestown CLO XIV Ltd., Series 2019-14A, Class A1AR, ABS, (3 month USD LIBOR + 1.200%), 6.45%, 10/20/34 (a)(b)	$1,125,000	$1,099,688
KKR Static CLO 2 Ltd., Series 2022-2A, Class A1, 6.74%, 10/20/31 (SOFR + 2.220%)(a)(b)	3,000,000	3,002,325
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48 (a)	29,743	28,726
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,039,243	1,009,687
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A, ABS, 2.29%, 1/20/48 (a)	655,816	488,890
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, ABS, 2.22%, 3/20/48 (a)	365,270	264,673
Logan CLO I Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.160%), 6.41%, 7/20/34 (a)(b)	1,000,000	981,771
Mariner Finance Issuance Trust, Series 2021-AA, Class A, ABS, 1.86%, 3/20/36 (a)	1,710,000	1,501,320
MCA Fund Holding LLC, Series 2020-1, Class A, ABS, 3.25%, 11/15/35 (a)	476,750	449,637
Midocean Credit CLO IX, Series 2018-9A, Class A1, 6.40%, 7/20/31 (3 month USD LIBOR + 1.15%)(a)(b)	500,000	493,672
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42 (a)	14,959	14,895
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41 (a)	300,000	290,853
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41 (a)	300,000	276,126
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, ABS, 2.82%, 4/22/31 (a)	2,200,000	2,064,856
Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (a)	475,391	407,047
Mosaic Solar Loan Trust, Series 2020-2A, Class A, 1.44%, 8/20/46 (a)	538,431	439,818
Mosaic Solar Loan Trust, Series 2021-1A, Class B, ABS, 2.05%, 12/20/46 (a)	611,117	477,064
Mosaic Solar Loan Trust, Series 2021-3A, Class A, ABS, 1.44%, 6/20/52 (a)	1,268,681	1,004,599
Mosaic Solar Loan Trust, Series 2021-3A, Class C, ABS, 1.77%, 6/20/52 (a)	400,000	320,046

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.10%, 6/20/53 (a)	$873,076	$870,994
Mountain View CLO IX Ltd., Series 2015-9A, Class A1R, 6.38%, 7/15/31 (3 month USD LIBOR + 1.12%)(a)(b)	1,000,000	984,759
Mountain View CLO XVI Ltd., Series 2022-1A, Class A, 6.55%, 10/15/32 (SOFR + 2.50%)(a)(b)	2,500,000	2,500,165
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/49 (a)	379,723	353,844
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34 (a)	762,219	711,023
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42 (a)	18,411	18,071
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (a)	102,114	96,499
Navient Private Education Refi Loan Trust, Series 2020-B, Class A2, 2.12%, 1/15/69 (a)	145,034	131,452
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, 5/15/69 (a)	116,317	104,417
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, ABS, 2.41%, 10/20/61 (a)	1,730,000	1,440,632
Newtek Small Business Loan Trust, Series 2018-1, Class A ( PRIME - 0.550%), 7.70%, 2/25/44 (1 month USD LIBOR + 1.70%)(1 month USD LIBOR + 1.70%) (1 month USD LIBOR + 1.70%)(a)(b)	236,696	233,630
Newtek Small Business Loan Trust, Series 2018-1, Class B ( PRIME + 0.750%), 9.00%, 2/25/44 (1 month USD LIBOR + 3.00%)(a)(b)	113,910	112,907
NFAS2 LLC, Series 2022-1, Class A, ABS, 6.86%, 9/15/28 (a)	830,000	814,395
NMEF Funding LLC, Series 2022-B, Class B, 7.12%, 6/15/29 (a)	1,340,000	1,336,643
Northwoods Capital XV Ltd., Series 2017-15A, Class A1R, ABS, (3 month USD LIBOR + 1.210%), 6.72%, 6/20/34 (a)(b)	2,000,000	1,968,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 9/15/53 (a)	$510,000	$503,218
NXT Capital CLO LLC, Series 2020-1A, Class C, ABS, (3 month USD LIBOR + 3.350%), 8.60%, 1/20/31 (a)(b)	1,620,000	1,560,410
Ocean Trails CLO V, Series 2014-5A, Class ARR, (3 month USD LIBOR + 1.280%), 6.52%, 10/13/31 (a)(b)	1,474,373	1,454,766
OCP CLO Ltd., Series 2015-9A, Class A1R2, (SOFR + 1.250%), 6.24%, 1/15/33 (a)(b)	1,000,000	979,170
OFSI BSL XII Ltd., Series 2023-12A, Class A1, ABS, (SOFR + 2.370%), 7.36%, 1/20/35 (a)(b)	2,000,000	2,003,282
OnDeck Asset Securitization Trust III LLC, Series 2021-1A, Class B, ABS, 2.28%, 5/17/27 (a)	2,050,000	1,925,435
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27 (a)	900,000	866,149
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class B, ABS, 1.26%, 7/14/28 (a)	600,000	542,678
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class C, 1.42%, 7/14/28 (a)	500,000	444,967
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 5/14/32 (a)	33,008	32,880
OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.75%, 9/14/35 (a)	600,000	535,362
OneMain Financial Issuance Trust, Series 2021-1A, Class A2, ABS, (SOFR30A + 0.760%), 5.83%, 6/16/36 (a)(b)	600,000	584,261
OneMain Financial Issuance Trust, Series 2022-3A, Class A, 5.94%, 5/15/34 (a)	1,350,000	1,343,014
Oportun Issuance Trust, Series 2021-B, Class C, ABS, 3.65%, 5/8/31 (a)	1,290,000	1,173,369
Oxford Finance Funding Trust, Series 2023-1A, Class A2, ABS, 6.72%, 2/15/31 (a)	2,700,000	2,640,004
Pawneee Equipment Receivables LLC, Series 2022-1, Class A3, ABS, 5.17%, 2/15/28 (a)	1,140,000	1,124,297

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, ABS, (1 month USD LIBOR + 0.530%), 5.67%, 5/25/70 (a)(b)	$341,575	$330,553
PFS Financing Corp., Series 2022-D, Class A, ABS, 4.27%, 8/15/27 (a)	2,350,000	2,275,544
ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A ( PRIME - 0.500%), 7.75%, 12/27/44 (a)(b)	159,149	152,491
Regatta VII Funding Ltd., Series 2016-4A, Class A1R2, ABS, (3 month USD LIBOR + 1.150%), 6.66%, 6/20/34 (a)(b)	1,500,000	1,473,421
Regional Management Issuance Trust, Series 2020-1, Class A, 2.34%, 10/15/30 (a)	320,000	307,750
Regional Management Issuance Trust, Series 2021-1, Class A, ABS, 1.68%, 3/17/31 (a)	1,870,000	1,729,492
Renew Financial, Series 2018-1, Class A, 3.95%, 9/20/53 (a)	166,509	145,638
Renew Financial, Series 2021-1, Class A, ABS, 2.06%, 11/20/56 (a)	677,452	533,813
Republic Finance Issuance Trust, Series 2020-A, Class A, ABS, 2.47%, 11/20/30 (a)	1,010,000	970,262
Republic Finance Issuance Trust, Series 2020-A, Class B, ABS, 3.54%, 11/20/30 (a)	600,000	561,633
Romark WM-R Ltd., Series 2018-1A, Class A1, ABS, (3 month USD LIBOR + 1.030%), 6.28%, 4/20/31 (a)(b)	1,731,831	1,715,407
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45 (a)	740,000	699,278
Sabey Data Center Issuer LLC, Series 2022-1, Class A2, ABS, 5.00%, 6/20/47 (a)	600,000	549,807
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, ABS, 1.01%, 1/15/26	44,005	43,830
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, ABS, 0.90%, 6/15/26	182,329	179,798
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, ABS, 1.35%, 7/15/27	500,000	472,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, ABS, 0.95%, 9/15/27	$395,799	$387,678
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, ABS, 1.26%, 2/16/27	600,000	576,726
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, ABS, 5.09%, 5/15/30	200,000	194,770
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class B, 5.71%, 1/22/30 (a)	100,000	99,987
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.97%, 2/20/31 (a)	100,000	99,731
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48 (a)	61,715	58,919
Sofi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48 (a)	133,234	122,626
SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.54%, 5/15/46 (a)	239,831	220,708
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX, 1.95%, 2/15/46 (a)	125,109	112,057
Store Master Funding I-VII, Series 2019-1, Class A1, 2.82%, 11/20/49 (a)	998,464	896,573
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, ABS, 2.12%, 6/20/51 (a)	1,138,500	958,049
STWD Ltd, Series 2019-FL1, Class B (SOFR30A + 1.714%), 6.82%, 7/15/38 (a)(b)	470,000	447,289
STWD Ltd, Series 2019-FL1, Class C (SOFR30A + 2.064%), 7.17%, 7/15/38 (a)(b)	280,000	262,521
Summit Issuer LLC, Series 2020-1A, Class A2, ABS, 2.29%, 12/20/50 (a)	1,620,000	1,446,402
Summit Issuer LLC, Series 2023-1A, Class A2, ABS, 5.60%, 2/20/53 (a)	1,000,000	958,614
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49 (a)	223,709	209,431
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, ABS, 2.27%, 1/30/57 (a)	1,185,726	946,537

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, ABS, 4.75%, 7/30/57 (a)	$938,275	$833,816
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54 (a)	346,816	306,354
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33 (a)	570,756	562,395
TCW CLO Ltd., Series 2017-1A, Class A1RR, ABS, (3 month USD LIBOR + 1.180%), 6.48%, 10/29/34 (a)(b)	750,000	732,338
Tesla Auto Lease Trust, Series 2021-A, Class A3, ABS, 0.56%, 3/20/25 (a)	690,194	684,614
Tesla Auto Lease Trust, Series 2021-B, Class A3, ABS, 0.60%, 9/22/25 (a)	1,200,000	1,157,146
TH MSR issuer Trust, Series 2019-FT1, Class A, 7.95%, 6/25/24 (1 month USD LIBOR + 2.80%)(a)(b)	450,000	432,311
Tikehau U.S. CLO IV Ltd., Series 2023-1PL, Class A1, 7.47%, 7/15/34 (a)(b)	1,500,000	1,500,331
Towd Point Mortgage Trust, Series 2020-4, Class A1, ABS, 1.75%, 10/25/60 (a)	137,893	119,799
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33 (a)	300,000	276,968
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 6.71%, 7/20/32 (3 month USD LIBOR + 1.46%)(a)(b)	500,000	495,486
TSTAT Ltd., Series 2022-2A, Class A1, 6.88%, 1/20/31 (SOFR + 2.370%)(a)(b)	2,000,000	2,001,750
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44 (a)	812,608	783,013
VCP RRL ABS I Ltd., Series 2021-1A, Class A, ABS, 2.15%, 10/20/31 (a)	637,625	576,524
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48 (a)	224,208	198,894
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48 (a)	577,791	528,772
Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49 (a)	452,500	418,937
Westlake Automobile Receivables Trust, Series 2023-1A, Class C, ABS, 5.74%, 8/15/28 (a)	1,600,000	1,578,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class a, 5.80%, 4/18/38 (a)	$1,100,000	$1,094,468
Wind River CLO Ltd., Series 2016-KRA, Class A3, ABS, (3 month USD LIBOR + 1.210%), 6.47%, 10/15/34 (a)(b)	750,000	734,267
World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, 12/15/25	79,306	78,689
World Omni Select Auto Trust, Series 2021-A, Class C, ABS, 1.09%, 11/15/27	100,000	90,595
Zais CLO 9 Ltd., Series 2018-2A, Class A, 6.45%, 7/20/31 (3 month USD LIBOR + 1.20%)(a)(b)	963,200	948,688
TOTAL ASSET-BACKED SECURITIES (Cost: $148,766,116)		141,383,521
U.S. GOVERNMENT OBLIGATIONS - 11.2%
U.S. Treasury Bonds, 1.25%, 5/15/50	1,835,000	1,031,829
U.S. Treasury Bonds, 1.75%, 8/15/41	433,000	304,199
U.S. Treasury Bonds, 1.88%, 2/15/41	350,000	254,174
U.S. Treasury Bonds, 2.00%, 2/15/50	390,000	267,348
U.S. Treasury Bonds, 2.00%, 8/15/51	62,000	42,264
U.S. Treasury Bonds, 2.25%, 5/15/41	5,390,000	4,151,142
U.S. Treasury Bonds, 2.25%, 8/15/49	7,845,000	5,699,576
U.S. Treasury Bonds, 2.25%, 2/15/52	960,000	693,750
U.S. Treasury Bonds, 2.38%, 11/15/49	990,000	739,213
U.S. Treasury Bonds, 2.38%, 5/15/51	184,000	136,800
U.S. Treasury Bonds, 2.75%, 8/15/47	4,675,000	3,760,453
U.S. Treasury Bonds, 2.88%, 5/15/43	4,650,000	3,889,471
U.S. Treasury Bonds, 3.00%, 2/15/49	2,915,000	2,465,111
U.S. Treasury Bonds, 3.63%, 2/15/53	12,757,000	12,242,733
U.S. Treasury Bonds, 3.88%, 5/15/43	7,940,000	7,747,703
U.S. Treasury Bonds, 4.00%, 11/15/42	200,000	198,719
U.S. Treasury Bonds, 4.00%, 11/15/52	184,000	189,002
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/44	205,000	86,138

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/44	$975,000	$405,534
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/45	265,000	108,174
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/40	1,280,000	629,615
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/41	1,005,000	484,853
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/41	6,840,000	3,264,105
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/41	205,000	96,471
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/42	90,000	41,373
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/42	80,000	36,440
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/42	820,000	365,641
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/43	315,000	139,048
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/43	480,000	207,061
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/43	485,000	207,544
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/44	1,020,000	431,949
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/44	490,000	202,189
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/45	560,000	222,262
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/46	405,000	159,346
U.S. Treasury Inflation-Indexed Notes, 0.63%, 1/15/24	812,450	798,676
U.S. Treasury Notes, 0.38%, 7/15/23	1,629,188	1,628,042
U.S. Treasury Notes, 0.50%, 10/31/27	2,755,000	2,351,436
U.S. Treasury Notes, 0.63%, 11/30/27	250,000	214,111
U.S. Treasury Notes, 1.13%, 8/31/28	1,000,000	861,602
U.S. Treasury Notes, 1.88%, 2/15/32	177,000	151,612
U.S. Treasury Notes, 2.38%, 2/15/42	9,270,000	7,217,202
U.S. Treasury Notes, 2.50%, 4/30/24	180,000	175,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Notes, 2.75%, 8/15/32	$362,000	$331,866
U.S. Treasury Notes, 2.75%, 11/15/42	525,000	431,833
U.S. Treasury Notes, 2.88%, 4/30/29	4,260,000	3,994,748
U.S. Treasury Notes, 2.88%, 5/15/32	67,000	62,122
U.S. Treasury Notes, 3.38%, 5/15/33	18,944,000	18,269,120
U.S. Treasury Notes, 3.63%, 5/31/28	3,521,000	3,443,978
U.S. Treasury Notes, 3.63%, 3/31/30	200,000	195,641
U.S. Treasury Notes, 3.75%, 5/31/30	41,000	40,430
U.S. Treasury Notes, 3.75%, 6/30/30	1,998,000	1,971,464
U.S. Treasury Notes, 3.88%, 9/30/29	51,000	50,498
U.S. Treasury Notes, 4.00%, 6/30/28	3,416,000	3,397,319
U.S. Treasury Notes, 4.00%, 10/31/29	320,000	319,162
U.S. Treasury Notes, 4.13%, 6/15/26	3,614,000	3,577,578
U.S. Treasury Notes, 4.13%, 9/30/27	253,000	251,587
U.S. Treasury Notes, 4.13%, 10/31/27	320,000	318,325
U.S. Treasury Notes, 4.13%, 11/15/32	204,000	208,462
U.S. Treasury Notes, 4.25%, 5/31/25	1,993,000	1,967,932
U.S. Treasury Notes, 4.38%, 10/31/24	17,260,000	17,051,666
U.S. Treasury Notes, 4.63%, 6/30/25	1,916,000	1,907,243
U.S. Treasury Notes, 4.63%, 3/15/26	46,000	46,050
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $128,327,030)		122,136,639
COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3%
Alen Mortgage Trust, Series 2021-ACEN, Class C, (1 month USD LIBOR + 2.250%), 7.44%, 4/15/34 (a)(b)	1,000,000	761,845
Angel Oak Mortgage Trust, Series 2021-8, Class A3, CMO, 2.84%, 11/25/66 (a)(b)	100,000	66,731
BANK, Series 2018-5YR2, Class A3, 6.66%, 6/15/28	3,000,000	3,092,704
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	570,710	538,329
BANK, Series 2019-BN23, Class AS, 3.20%, 12/15/52	500,000	423,738
BANK, Series 2020-BN28, Class A3, 1.58%, 3/15/63	1,200,000	950,642

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK, Series 2020-BN29, Class A3, 1.74%, 11/15/53	$500,000	$383,581
BANK5, Series 2023-5A, Class A3, 6.26%, 4/15/56 (b)	2,100,000	2,135,374
Bellemeade Re Ltd., Series 2021-2A, Class M1A, CMO, (SOFR30A + 1.200%), 6.27%, 6/25/31 (a)(b)	264,028	262,630
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30A + 1.000%), 6.07%, 9/25/31 (a)(b)	196,344	195,063
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30A + 1.750%), 6.82%, 3/25/31 (a)(b)	47,944	47,981
Bellemeade Re Ltd., Series 2022-1, Class M1A, CMO, (SOFR30A + 1.750%), 6.82%, 1/26/32 (a)(b)	760,000	758,020
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 4.03%, 3/15/62 (a)(b)	250,000	172,429
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	761,025
Benchmark Mortgage Trust, Series 2020-B19, Class A4, 1.55%, 9/15/53	1,200,000	951,268
Benchmark Mortgage Trust, Series 2020-B20, Class A4, 1.75%, 10/15/53	1,300,000	1,016,154
Benchmark Mortgage Trust, Series 2020-B21, Class A4, 1.70%, 12/17/53	500,000	393,366
Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, 9/15/48 (a)	1,500,000	1,414,027
Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, 3/15/54	550,000	462,528
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, 3/15/54	600,000	478,310
Benchmark Mortgage Trust, Series 2021-B25, Class A3, 1.91%, 4/15/54	1,200,000	993,176
Benchmark Mortgage Trust, Series 2021-B25, Class A4, 2.27%, 4/15/54	800,000	636,529
Benchmark Mortgage Trust, Series 2021-B30, Class A4, 2.33%, 11/15/54	3,000,000	2,385,382
Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, 12/15/54	1,200,000	964,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Series 2028-B4, Class M1A, CMO, (SOFR30A + 1.750%)4, Class A3, 3.89%, 7/15/51	$500,000	$486,048
BMO Mortgage Trust, Series 2022-C1, Class 360B, 4.07%, 2/17/55 (a)(b)	1,000,000	740,664
BMO Mortgage Trust, Series 2022-C3, Class A5, 5.31%, 9/15/54	1,000,000	997,670
BX Commercial Mortgage Trust, Series 2022-AHP, Class AS, (SOFR30A + 1.490%), 6.64%, 1/17/39 (a)(b)	1,000,000	977,812
BX Commercial Mortgage Trust, Series 2022-AHP, Class C (SOFR30A + 2.090%), 7.24%, 1/17/39 (a)(b)	1,000,000	962,618
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	679,404
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49 (b)	500,000	402,366
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	758,844
Century Plaza Towers, Series 2019-CPT, Class A, 2.87%, 11/13/39 (a)	250,000	201,019
Century Plaza Towers, Series 2019-CPT, Class E, 3.10%, 11/13/39 (a)(b)	488,000	300,339
CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, 4/15/25 (a)(b)	832,410	774,128
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	93,125	89,732
Citigroup Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.87%, 11/10/31 (a)(b)	1,000,000	928,500
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	103,988
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	699,693
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, 12/15/72	280,000	239,408
COMM Mortgage Trust, Series 2013-LC13, Class D, 5.44%, 8/10/46 (a)(b)	500,000	466,299
COMM Mortgage Trust, Series 2014-UBS2, Class A5, 3.96%, 3/10/47	2,855,500	2,815,098

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Series 2015-LC23, Class A2, 3.22%, 10/10/48	$109,027	$101,451
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/39 (a)	1,000,000	810,055
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, CMO, (SOFR30A + 1.900%), 6.97%, 12/25/41 (a)(b)	400,000	389,752
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.57%, 3/25/42 (a)(b)	445,000	454,159
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, CMO, (SOFR30A + 3.100%), 8.17%, 3/25/42 (a)(b)	315,000	318,109
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M2, CMO, (SOFR30A + 3.000%), 8.07%, 4/25/42 (a)(b)	120,000	119,551
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M2, CMO, (SOFR30A + 3.850%), 8.92%, 5/25/42 (a)(b)	625,000	643,738
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M2, CMO, (SOFR30a + 4.650%), 9.72%, 6/25/42 (a)(b)	505,000	533,976
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M2, CMO, (SOFR30A + 3.600%), 8.67%, 7/25/42 (a)(b)	160,000	163,398
Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M2, CMO, (SOFR30A + 4.750%), 9.82%, 9/25/42 (a)(b)	230,000	242,354
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M2, CMO, (SOFR30A + 3.750%), 8.82%, 12/25/42 (a)(b)	1,260,000	1,291,458
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	115,952	111,364
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	650,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, 3/15/54	$1,192,942	$985,738
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57 (a)(b)	122,035	113,931
CSMC Trust, Series 2020-RPL6, Class A1, CMO, 2.69%, 3/25/59 (a)(b)	128,824	124,616
Eagle RE Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.550%), 6.62%, 4/25/34 (a)(b)	719,714	719,835
Federal Home Loan Mortgage Corp., Series 2021-DNA3, Class M2, CMO, REMIC, (SOFR30A + 2.100%), 7.17%, 10/25/33 (a)(b)	625,000	613,056
Federal Home Loan Mortgage Corp., Series 2021-DNA5, Class M2, CMO, REMIC, (SOFR30A + 1.650%), 6.72%, 1/25/34 (a)(b)	43,745	43,674
Federal Home Loan Mortgage Corp., Series 2021-HQA3, Class M1, CMO, REMIC, (SOFR30A + 0.850%), 5.92%, 9/25/41 (a)(b)	1,237,723	1,200,656
Federal Home Loan Mortgage Corp., Series 2021-P011, Class A1, 1.20%, 9/25/31	764,291	655,153
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M1A, CMO, REMIC, (SOFR30A + 1.000%), 6.07%, 1/25/42 (a)(b)	322,030	316,430
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1B, CMO, REMIC, (SOFR30A + 2.900%), 7.97%, 4/25/42 (a)(b)	495,000	494,228
Federal Home Loan Mortgage Corp., Series 2022-DNA4, Class M1B, CMO, REMIC, (SOFR30A + 3.350%), 8.42%, 5/25/42 (a)(b)	735,000	743,269
Federal Home Loan Mortgage Corp., Series 2022-HQA2, Class M1B, CMO, (SOFR30A + 4.000%), 9.07%, 7/25/42 (a)(b)	45,000	46,350
Federal Home Loan Mortgage Corp., Series 2022-ML13, Class ACA, 2.88%, 7/25/36	985,812	862,046

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp., Series 2022-ML14, Class A, 3.65%, 11/25/38 (a)(b)	$997,580	$890,835
Federal Home Loan Mortgage Corp., Series 2022-P013, Class A2, 2.85%, 2/25/32 (b)	1,000,000	854,722
Federal Home Loan Mortgage Corp., Series 4661, Class BV, CMO, REMIC, 3.50%, 12/15/36	351,402	344,025
Federal Home Loan Mortgage Corp., Series 4710, Class KZ, CMO, REMIC, 3.50%, 8/15/47	1,167,284	1,054,694
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 1.53%, 10/15/48 (1 month USD LIBOR + 9.84%)(b)	72,716	65,637
Federal Home Loan Mortgage Corp., Series 5021, Class SB, CMO, IO, REMIC, (SOFR30A + 3.550%), 0.03%, 10/25/50 (b)(f)	946,794	28,113
Federal Home Loan Mortgage Corp., Series 5027, Class AI, CMO, IO, REMIC, 2.00%, 9/25/50 (f)	453,624	54,124
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.47%, 7/25/28 (b)	11,088	10,973
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.41%, 6/25/28 (b)	453,658	428,662
Federal National Mortgage Association, Series 2019-M21, Class 3A1, 2.10%, 6/25/34	356,041	325,353
Federal National Mortgage Association, Series 2020-24, Class SP, CMO, IO, REMIC, (1 month USD LIBOR + 6.050%), 0.90%, 4/25/50 (b)(f)	258,182	28,655
Federal National Mortgage Association, Series 2020-56, Class LI, CMO, IO, REMIC, 2.00%, 8/25/50 (f)	353,994	48,327
Federal National Mortgage Association, Series 2020-75, Class LI, CMO, IO, REMIC, 2.50%, 11/25/50 (f)	566,610	79,830
Federal National Mortgage Association, Series 2021-76, Class IY, CMO, IO, REMIC, 2.50%, 11/25/51 (f)	231,607	28,816
Federal National Mortgage Association, Series 2021-M3G, Class A2, 1.29%, 1/25/31 (b)	1,000,000	794,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association, Series 2022-51, Class PS, 0.88%, 8/25/52 (SOFR30A + 5.950%)(b)(f)	$646,141	$37,111
Federal National Mortgage Association, Series M068, Class A, 3.15%, 10/15/36	987,133	847,401
Flagstar Mortgage Trust, Series 2021-4, Class A21, CMO, 2.50%, 6/1/51 (a)(b)	208,471	160,563
Freddie Mac REMICS, Series 5160, Class ZG, CMO, REMIC, 3.00%, 9/25/50	69,364	48,899
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, CMO, REMIC (SOFR30A + 4.500%), 9.57%, 6/25/42 (a)(b)	670,000	703,500
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43 (e)	148,805	136,227
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	141,615	135,769
Government National Mortgage Association, Series 2018-146, Class Z, CMO, REMIC, 3.50%, 10/20/48	1,177,149	1,053,782
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46 (f)	35,156	4,481
Government National Mortgage Association, Series 2021-165, Class ST, CMO, IO, REMIC, (1 month USD LIBOR + 3.360%), 0.02%, 1/20/50 (b)(f)	152,164	48
Government National Mortgage Association, Series 2021-209, Class Z, CMO, REMIC, 3.00%, 11/20/51	608,438	444,995
Government National Mortgage Association, Series 2022-124, Class QZ, CMO, (SOFR30A + 1.750%), 4.00%, 7/20/52	124,474	102,676
Government National Mortgage Association, Series 2022-126, Class CS, CMO, IO, (SOFR30A + 3.760%), 0.37%, 7/20/52 (b)(f)	1,427,416	21,655

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association, Series 2022-133, Class SA, 0.12%, 7/20/52 (SOFR30A + 3.950%)(b)(f)	$550,056	$9,668
Government National Mortgage Association, Series 2022-148, Class DS, CMO, REMIC, IO, 0.21%, 8/20/52 (SOFR30A + 3.600%)(b)(f)	557,216	8,791
Government National Mortgage Association, Series 2022-180, Class Z, 5.00%, 10/20/52	3,101,471	2,930,922
Government National Mortgage Association, Series 2022-46, Class S, CMO, IO, (SOFR30A + 3.500%), 0.11%, 3/20/52 (b)(f)	391,696	5,608
Government National Mortgage Association, Series 2022-51, Class SC, CMO, IO, (SOFR30A + 3.500%), 0.11%, 3/20/52 (b)(f)	1,198,740	15,732
Government National Mortgage Association, Series 2022-66, Class SB, CMO, IO, (SOFR30A + 3.850%), 0.02%, 4/20/52 (b)(f)	402,747	6,825
Government National Mortgage Association, Series 2022-68, Class SP, CMO, IO, (SOFR30A + 3.850%), 0.02%, 4/20/52 (b)(f)	315,887	4,929
Government National Mortgage Association, Series 2022-7, Class SB, CMO, REMIC,IO, 0.36%, 4/20/52 (SOFR30A + 3.750%)(b)(f)	733,445	11,291
Government National Mortgage Association, Series 2022-78, Class MS, CMO, IO, (SOFR30A + 3.600%), 0.21%, 4/20/52 (b)(f)	1,050,818	13,952
Government National Mortgage Association, Series 2022-93, Class GS, CMO, IO, (SOFR30A + 3.650%), 0.26%, 5/20/52 (b)(f)	238,984	2,821
GS Mortgage Securities Corportation Trust, Series 2021-IP, Class B, (1 month USD LIBOR + 1.150%), 6.34%, 10/15/36 (a)(b)	1,720,000	1,590,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corportation Trust, Series 2021-RENT, Class A, (1 month USD LIBOR + 0.700%), 5.86%, 11/21/35 (a)(b)	$296,924	$282,206
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,034,712	979,292
GS Mortgage Securities Trust, Series 2016-GS4, Class C, 4.08%, 11/10/49 (b)	500,000	402,951
GS Mortgage Securities Trust, Series 2018-GS10, Class A3, 4.26%, 7/10/51 (b)	800,000	770,705
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	880,911
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/10/52	1,100,000	935,695
GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.13%, 5/12/53	1,400,000	1,132,136
GS Mortgage Securities Trust, Series 2020-GSA2, Class A4, 1.72%, 12/12/53	1,100,000	863,104
GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, 12/15/54	1,400,000	1,125,105
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A4, CMO, 2.50%, 10/25/51 (a)(b)	336,505	259,595
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A36, CMO, 3.00%, 9/25/52 (a)(b)	92,274	74,017
GS Mortgage-Backed Securities Trust, Series 2021-PJ10, Class A4, CMO, 2.50%, 3/25/52 (a)(b)	198,768	153,090
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A4, CMO, 2.50%, 7/25/51 (a)(b)	78,718	60,628
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class A4, CMO, 2.50%, 11/25/51 (a)(b)	242,392	188,204
GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A4, CMO, 2.50%, 1/25/52 (a)(b)	388,749	299,413
GS Mortgage-Backed Securities Trust, Series 2021-PJ8, Class A4, CMO, 2.50%, 1/25/52 (a)(b)	186,409	143,571
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A36, CMO, 3.00%, 10/25/52 (a)(b)	264,019	211,783

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Series 2023-PJ1, Class A24, CMO, 3.50%, 2/25/53 (a)(b)	$313,743	$264,218
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 5.78%, 8/19/45 (1 month USD LIBOR + 0.62%)(b)	27,854	25,433
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.63%, 8/5/34 (a)(b)	900,000	678,169
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (SOFR30A + 3.685%), 8.83%, 8/15/39 (a)(b)	1,000,000	995,925
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	989,718
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 6.44%, 9/15/29 (1 month USD LIBOR + 1.00%)(a)(b)	344,251	318,891
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47 (a)(b)	6,774	5,948
JP Morgan Mortgage Trust, Series 2017-5, Class A2, CMO, 3.36%, 10/26/48 (a)(b)	44,855	42,775
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48 (a)(b)	31,409	26,862
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 5.90%, 4/25/46 (1 month USD LIBOR + 0.75%)(a)(b)	16,922	16,243
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49 (a)(b)	1,506	1,379
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49 (a)(b)	1,440	1,313
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49 (a)(b)	3,896	3,569
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, CMO, 6.09%, 10/25/49 (1 month USD LIBOR + 0.950%)(a)(b)	13,733	13,237
JP Morgan Mortgage Trust, Series 2020-1, Class B2, 3.83%, 6/25/50 (a)(b)	32,473	27,293
JP Morgan Mortgage Trust, Series 2020-10, Class A15, 2.50%, 12/25/51 (a)(b)	86,276	66,450
JP Morgan Mortgage Trust, Series 2021-11, Class A15, CMO, 2.50%, 1/25/52 (a)(b)	180,426	138,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Series 2021-14, Class A15, 2.50%, 5/25/52 (a)(b)	$113,158	$87,154
JP Morgan Mortgage Trust, Series 2021-15, Class A15, CMO, 2.50%, 6/25/52 (a)(b)	377,664	290,875
JP Morgan Mortgage Trust, Series 2021-7, Class A15, CMO, 2.50%, 11/25/51 (a)(b)	157,662	121,628
JP Morgan Mortgage Trust, Series 2021-8, Class A15, CMO, 2.50%, 12/25/51 (a)(b)	116,198	89,640
JP Morgan Mortgage Trust, Series 2022-2, Class A25, 3.00%, 8/25/52 (a)(b)	91,355	73,508
JP Morgan Mortgage Trust, Series 2022-3, Class A25, 3.00%, 8/25/52 (a)(b)	409,631	328,585
JP Morgan Mortgage Trust, Series 2022-4, Class A17A, CMO, 3.00%, 10/25/52 (a)(b)	278,176	223,834
JP Morgan Mortgage Trust, Series 2022-6, Class A17A, CMO, 3.00%, 11/25/52 (a)(b)	232,017	186,692
JP Morgan Mortgage Trust, Series 2022-7, Class 1A17, 3.00%, 12/25/52 (a)(b)	132,688	106,768
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A1, 3.25%, 7/25/52 (a)(b)	135,146	112,522
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A6, CMO, 3.50%, 9/25/52 (a)(b)	281,830	236,241
JP Morgan Trust, Series 2015-1, Class B1, CMO, 6.19%, 12/25/44 (a)(b)	68,857	65,108
JP Morgan Trust, Series 2023-1, Class A15B, CMO, 5.50%, 6/25/53 (a)(b)	138,108	129,301
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.03%, 11/15/47 (a)(b)	470,000	304,712
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	243,100	233,795
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	75,444	71,369
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	996,813	960,030
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39 (a)	1,000,000	853,088

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.41%, 9/10/39 (a)(b)	$500,000	$412,313
MFA Trust, Series 2021-RPL1, Class A1, CMO, 1.13%, 7/25/60 (a)(b)	508,556	446,121
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 5.05%, 11/15/46 (b)	375,000	362,561
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	163,962	155,806
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	237,229	220,645
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 5/15/49 (a)	400,000	278,267
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	48,095	46,180
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.09%, 5/15/36 (1 month USD LIBOR + 1.650%)(a)(b)	786,189	762,578
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	878,032
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.51%, 4/5/42 (a)(b)	1,000,000	754,327
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class A9, CMO, 2.50%, 8/25/51 (a)(b)	151,015	116,311
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A4, CMO, 2.50%, 9/25/51 (a)(b)	127,840	109,122
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A9, CMO, 2.50%, 9/25/51 (a)(b)	140,126	107,924
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35 (a)	48,232	45,661
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C (SOFR30A + 2.394%), 7.54%, 3/15/39 (a)(b)	1,090,000	1,060,121
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class D, (SOFR30A + 2.829%), 7.98%, 7/15/36 (a)(b)	1,000,000	867,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class F, 9.48%, 7/15/36 (1 month USD LIBOR + 4.250%)(a)(b)	$750,000	$549,173
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.90%, 1/25/48 (1 month USD LIBOR + 0.75%)(a)(b)	42,228	40,919
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class M1, CMO, 2.99%, 9/25/59 (a)(b)	100,000	78,810
OAKST Commercial Mortgage Trust, Series 2023-NLP, Class A, 6.30%, 3/15/40 (a)(b)	1,400,000	1,393,093
Oaktown Re VII Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.600%), 6.67%, 4/25/34 (a)(b)	863,530	860,577
OBX Trust, Series 2018-1, Class A2, CMO, (1 month USD LIBOR + 0.650%), 5.80%, 6/25/57 (a)(b)	14,133	13,342
OBX Trust, Series 2021-J2, Class A19, CMO, 2.50%, 7/25/51 (a)(b)	256,865	197,836
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54 (a)	1,400,000	1,136,624
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/32 (a)	1,000,000	924,292
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32 (a)	1,000,000	893,572
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 2/10/32 (a)	1,000,000	823,572
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A, CMO, (1 month USD LIBOR + 2.900%), 8.08%, 2/27/24 (a)(b)	475,585	464,476
RCKT Mortgage Trust, Series 2021-4, Class A21, 2.50%, 9/25/51 (a)(b)	317,380	244,445
RCKT Mortgage Trust, Series 2022-2, Class A22, 2.50%, 2/25/52 (a)(b)	408,991	316,424
RCKT Mortgage Trust, Series 2022-3, Class A21, CMO, 3.00%, 5/25/52 (a)(b)	151,606	121,989
RCKT Mortgage Trust, Series 2022-4, Class A22, 3.50%, 6/25/52 (a)(b)	233,580	195,249

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
RESIMAC Premier, Series 2020-1A, Class A1A, CMO, (1 month USD LIBOR + 1.050%), 6.24%, 2/7/52 (a)(b)	$78,984	$78,891
SCOTT Trust, Series 2023-SFS, Class A, 5.91%, 3/15/40 (a)	1,550,000	1,538,712
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	241,017	225,065
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45 (a)(b)	9,670	8,627
Sequoia Mortgage Trust, Series 2020-3, Class A19, CMO, 3.00%, 4/25/50 (a)(b)	50,972	42,114
Sequoia Mortgage Trust, Series 2021-4, Class A19, CMO, 2.50%, 6/25/51 (a)(b)	87,150	67,231
Starwood Mortgage Trust, Series 2021-LIH, Class AS, (1 month USD LIBOR + 1.257%), 6.45%, 11/15/36 (a)(b)	1,000,000	977,287
Starwood Mortgage Trust, Series 2021-LIH, Class C, (1 month USD LIBOR + 1.955%), 7.15%, 11/15/36 (a)(b)	1,075,000	1,040,505
Towd Point Mortgage Trust, Series 2021-SJ1, Class A1, CMO, 2.25%, 7/25/68 (a)(b)	402,037	371,836
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A, CMO, 2.25%, 12/25/61 (a)(b)	626,591	569,400
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	546,616	502,226
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	135,958
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	283,208	260,880
UBS Commercial Mortgage Trust, Series 2018-C1, Class A3, 4.31%, 6/15/51	500,000	480,298
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,210,000	1,121,904
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30 (a)	41,197	38,331
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 3.87%, 3/10/46 (a)(b)	225,000	138,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Series 2019-4, Class M1, CMO, 3.21%, 11/25/59 (a)(b)	$100,000	$86,804
Verus Securitization Trust, Series 2021-7, Class A3, CMO, 2.24%, 10/25/66 (a)(b)	116,316	94,389
VNDO Trust, Series 2016-350P, Class A, 3.81%, 1/10/35 (a)	600,000	551,097
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	950,000	860,621
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class C, 6.93%, 2/15/37 (1 month USD LIBOR +1.740%)(a)(b)	1,295,000	1,245,365
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49 (a)(b)	2,128	1,982
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A17, CMO, 2.50%, 6/25/51 (a)(b)	310,320	239,007
Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A18, CMO, 2.50%, 12/25/51 (a)(b)	98,888	76,163
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.18%, 5/15/45 (a)(b)	225,000	202,518
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 5.00%, 12/15/46 (b)	350,000	328,968
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $113,060,540)		101,968,713
FOREIGN CORPORATE BONDS - 4.8%
BASIC MATERIALS - 0.1%
FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32 (a)	500,000	476,498
NOVA Chemicals Corp., 4.88%, 6/1/24 (a)	200,000	195,396
Nutrien Ltd., 5.80%, 3/27/53	74,000	74,249

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
BASIC MATERIALS (continued)
Nutrien Ltd., 5.95%, 11/7/25	$66,000	$66,395
South32 Treasury Ltd., 4.35%, 4/14/32 (a)	160,000	140,241
Total Basic Materials		952,779
COMMUNICATIONS - 0.0% (g)
NTT Finance Corp., 1.16%, 4/3/26 (a)	203,000	181,679
Telefonica Emisiones S.A., 4.90%, 3/6/48	150,000	125,191
Vodafone Group PLC, 4.38%, 2/19/43	62,000	52,067
Vodafone Group PLC, 5.63%, 2/10/53	37,000	36,272
Vodafone Group PLC, 5.75%, 2/10/63	74,000	71,555
Total Communications		466,764
CONSUMER, CYCLICAL - 0.1%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 1/15/28 (a)	125,000	114,272
Falabella S.A., 4.38%, 1/27/25 (a)	400,000	388,060
Total Consumer, Cyclical		502,332
CONSUMER, NON-CYCLICAL - 0.7%
Bacardi Ltd., 4.45%, 5/15/25 (a)	880,000	856,393
BAT International Finance PLC, 4.45%, 3/16/28	740,000	698,493
CSL Finance PLC, 4.75%, 4/27/52 (a)	68,000	63,322
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 2/1/28 (a)	1,290,000	1,238,746
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	758,000	755,144
Pfizer Investment Enterprises Pte. Ltd., 5.11%, 5/19/43	74,000	74,168
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	1,010,000	1,050,078
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	147,000	148,756
Royalty Pharma PLC, 2.15%, 9/2/31	166,000	130,123
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	190,000	178,401
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	442,000	331,651
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30	1,000,000	831,051
Triton Container International Ltd., 1.15%, 6/7/24 (a)	1,000,000	948,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Triton Container International Ltd., 3.15%, 6/15/31 (a)	$482,000	$370,846
Triton Container International Ltd./TAL International Container Corp., 3.25%, 3/15/32	95,000	74,358
Total Consumer, Non-cyclical		7,749,846
ENERGY - 0.9%
Aker BP ASA, 3.10%, 7/15/31 (a)	900,000	744,771
Aker BP ASA, 4.00%, 1/15/31 (a)	500,000	444,654
Aker BP ASA, 6.00%, 6/13/33 (a)	1,150,000	1,150,408
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24 (a)	475,000	399,000
BP Capital Markets PLC, 4.88%, 3/22/30 (4.88% fixed rate until 6/22/30; 4.40% + 5 year CMT thereafter)(b)(d)	49,000	44,541
Canadian Natural Resources Ltd., 5.85%, 2/1/35	310,000	301,041
Cenovus Energy, Inc., 2.65%, 1/15/32	500,000	403,608
Cenovus Energy, Inc., 3.75%, 2/15/52	90,000	63,693
Ecopetrol S.A., 8.63%, 1/19/29	525,000	526,207
EIG Pearl Holdings Sarl, 3.55%, 8/31/36 (a)	350,000	297,938
Equinor ASA, 3.25%, 11/18/49	1,000,000	750,624
Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38 (a)	200,000	204,284
Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42 (a)	200,000	207,908
India Cleantech Energy, 4.70%, 8/10/26 (a)	823,950	719,226
Petroleos Mexicanos, 6.35%, 2/12/48	23,000	13,911
Petroleos Mexicanos, 6.49%, 1/23/27	262,000	232,828
QatarEnergy, 2.25%, 7/12/31 (a)	200,000	167,674
Sweihan PV Power Co. PJSC, 3.63%, 1/31/49 (a)	973,580	783,911
Teck Resources Ltd., 3.90%, 7/15/30	1,000,000	909,669
Total Capital International S.A., 3.13%, 5/29/50	375,000	272,329
UEP Penonome II S.A., 6.50%, 10/1/38 (a)	925,710	693,942
Total Energy		9,332,167
FINANCIAL - 2.6%
ABN AMRO Bank N.V., 2.47%, 12/13/29 (2.47% fixed rate until 12/13/28; 1.10% + 1 year CMT thereafter)(a)(b)	1,000,000	837,065

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
FINANCIAL (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	$150,000	$133,973
Athene Holding Ltd., 3.45%, 5/15/52	51,000	31,023
Banco Santander S.A., 3.89%, 5/24/24	200,000	196,082
Bank of Montreal, 3.70%, 6/7/25	57,000	55,025
Bank of Nova Scotia (The), 4.59%, 5/4/37 (4.59% fixed rate until 5/04/32; 2.05% + 5 year CMT thereafter)(b)	240,000	206,809
Barclays PLC, 3.56%, 9/23/35 (3.56% fixed rate until 9/23/30; 2.90% + 5 year CMT thereafter)(b)	400,000	316,524
Barclays PLC, 5.83%, 5/9/27 (5.83% fixed rate until 5/09/26; 2.21% + SOFR thereafter)(b)	1,430,000	1,410,557
BB Blue Financing DAC, Series A1, 4.40%, 9/20/37	1,000,000	998,121
BB Blue Financing DAC, Series A2, 4.40%, 9/20/29	1,000,000	982,018
BNP Paribas S.A., 1.32%, 1/13/27 (1.32% fixed rate until 1/13/26; 1.00% + SOFR thereafter)(a)(b)	730,000	647,350
BNP Paribas S.A., 1.68%, 6/30/27 (1.68% fixed rate until 6/30/26; 0.91% + SOFR thereafter)(a)(b)	646,000	569,414
Cooperatieve Rabobank UA, 1.00%, 9/24/26 (1.00% fixed rate until 9/24/25; 0.73% + 1 year CMT thereafter)(a)(b)	261,000	233,139
Credit Agricole S.A., 1.91%, 6/16/26 (1.91% fixed rate until 6/16/25; 1.68% + SOFR thereafter)(a)(b)	250,000	230,130
Credit Agricole SA, 5.59%, 7/5/26 (a)	250,000	249,634
Credit Suisse AG, 7.50%, 2/15/28	250,000	265,553
Danske Bank A/S, 3.24%, 12/20/25 (3.24% fixed rate until 12/20/24; 1.59% + 3 month USD LIBOR thereafter)(a)(b)	201,000	190,814
Deutsche Bank AG, 2.31%, 11/16/27 (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)(b)	180,000	154,681
Deutsche Bank AG, 2.55%, 1/7/28 (2.55% fixed rate until 1/07/27; 1.32% + SOFR thereafter)(b)	150,000	130,066
Deutsche Bank AG, (SOFR + 1.219%), 6.31%, 11/16/27 (b)	240,000	220,990
Enstar Group Ltd., 3.10%, 9/1/31	35,000	27,446
Enstar Group Ltd., 4.95%, 6/1/29	366,000	340,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
FINANCIAL (continued)
Fairfax Financial Holdings Ltd., 5.63%, 8/16/32	$500,000	$482,991
Federation des Caisses Desjardins du Quebec, 5.70%, 3/14/28 (a)	1,075,000	1,073,733
GPS Blue Financing DAC, 5.65%, 11/9/41 (a)	1,000,000	1,034,790
HSBC Holdings PLC, 2.25%, 11/22/27 (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)(b)	400,000	354,924
HSBC Holdings PLC, 5.40%, 8/11/33 (5.40% fixed rate until 8/11/32; 2.87% + SOFR thereafter)(b)	1,100,000	1,075,432
HSBC Holdings PLC, 6.16%, 3/9/29 (6.16% fixed rate until 3/09/28; 1.97% + SOFR thereafter)(b)	1,400,000	1,411,914
HSBC Holdings PLC, 8.11%, 11/3/33 (8.11% fixed rate until 11/03/32; 4.25% + SOFR thereafter)(b)	200,000	222,022
ING Groep N.V., 1.40%, 7/1/26 (1.40% fixed rate un til 7/01/25; 1.10% + 1 year CMT thereafter)(a)(b)	1,000,000	910,467
ING Groep N.V., 4.02%, 3/28/28 (4.02% fixed rate until 3/28/27; 1.83% + SOFR thereafter)(b)	1,000,000	938,203
Intesa Sanpaolo SpA, 4.95%, 6/1/42 (4.95% fixed rate until 6/01/41; 2.75% + 1 year CMT thereafter)(a)(b)	700,000	461,005
Intesa Sanpaolo SpA, 7.78%, 6/20/54 (a)(b)	200,000	199,249
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29 (a)	600,000	521,114
Landwirtschaftliche Rentenbank, 0.88%, 9/3/30	1,000,000	799,113
Lloyds Banking Group PLC, 5.87%, 3/6/29 (5.87% fixed rate until 3/06/28; 1.70% + 1 year CMT thereafter)(b)	1,300,000	1,289,018
Mitsubishi UFJ Financial Group, Inc., 4.79%, 7/18/25 (4.79% fixed rate until 7/18/24; 1.70% + 1 year CMT thereafter)(b)	400,000	394,257
Mitsubishi UFJ Financial Group, Inc., 5.24%, 4/19/29 (5.24% fixed rate until 4/19/28; 1.70% + 1 year CMT thereafter)(b)	655,000	644,350
Mizuho Financial Group, Inc., 2.56%, 9/13/25 (2.56% fixed rate until 9/13/24; 1.37% + 3 month USD LIBOR thereafter)(b)	281,000	268,279
Mizuho Financial Group, Inc., 5.78%, 7/6/29 (b)	292,000	292,720

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
FINANCIAL (continued)
Natwest Group PLC, 5.08%, 1/27/30 (5.01% fixed rate until 1/27/29; 1.905% + 3 month USD LIBOR thereafter)(b)	$210,000	$200,297
Nederlandse Waterschapsbank N.V., Series 144A, 2.38%, 3/24/26 (a)	500,000	469,407
Nomura Holdings, Inc., 2.61%, 7/14/31	200,000	158,687
Prudential Funding Asia PLC, 3.13%, 4/14/30	56,000	49,151
Societe Generale S.A., 2.80%, 1/19/28 (2.80% fixed rate until 1/19/27; 1.30% + 1 year CMT thereafter)(a)(b)	795,000	704,139
Societe Generale S.A., 3.88%, 3/28/24 (a)	350,000	342,484
State Bank of India, 4.38%, 1/24/24 (a)	205,000	203,093
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/9/26 (a)	245,000	245,875
Swedbank AB, 1.54%, 11/16/26 (a)	213,000	186,605
UBS Group AG, 1.49%, 8/10/27 (1.49% fixed rate until 8/10/26; 0.85% + 1 year CMT thereafter)(a)(b)	1,075,000	923,243
UBS Group AG, 3.09%, 5/14/32 (3.09% fixed rate until 5/14/31; 1.73% + SOFR thereafter)(a)(b)	285,000	230,544
UniCredit SpA, 2.57%, 9/22/26 (2.57% fixed rate until 9/22/25; 2.30% + 1 year CMT thereafter)(a)(b)	1,000,000	902,624
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.70% + USD 5 year Mid-Market Swap Rate thereafter)(a)(b)	200,000	181,834
Washington Aircraft 2 Co. DAC, (3 month USD LIBOR + 0.430%), 5.97%, 6/26/24 (b)	209,700	209,762
WLB Asset II B Pte Ltd., 3.95%, 12/10/24 (a)	1,000,000	943,422
WLB Asset II C Pte Ltd., 3.90%, 12/23/25 (a)	1,000,000	907,360
WLB Asset II D Pte. Ltd., 6.50%, 12/21/26 (a)	1,000,000	945,834
WLB Asset II Pte Ltd., 4.00%, 1/14/24 (a)	250,000	245,204
Total Financial		28,850,387
INDUSTRIAL - 0.2%
Canadian Pacific Railway Co., 1.35%, 12/2/24	191,000	179,458
Canadian Pacific Railway Co., 4.70%, 5/1/48	70,000	63,561
Cemex SAB de CV, 9.13%, 3/14/28 (9.13% fixed rate until 6/14/28; 4.91% + 5 year CMT thereafter)(a)(b)(d)	625,000	632,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
INDUSTRIAL (continued)
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	$138,000	$135,930
Embraer Overseas Ltd., 5.70%, 9/16/23 (a)	135,000	134,595
Masonite International Corp., 3.50%, 2/15/30 (a)	125,000	104,999
Mexico City Airport Trust, 3.88%, 4/30/28 (a)	200,000	188,623
Mexico City Airport Trust, 5.50%, 7/31/47 (a)	200,000	174,809
nVent Finance Sarl, 2.75%, 11/15/31	254,000	202,173
Trane Technologies Financing Ltd., 5.25%, 3/3/33	45,000	45,559
Waste Connections, Inc., 2.20%, 1/15/32	193,000	155,649
Waste Connections, Inc., 4.25%, 12/1/28	68,000	65,422
Total Industrial		2,083,745
UTILITIES - 0.2%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28 (a)	200,000	177,620
Alfa Desarrollo SpA, 4.55%, 9/27/51 (a)	199,014	146,026
Comision Federal de Electricidad, 4.69%, 5/15/29 (a)	400,000	359,144
Consorcio Transmantaro S.A., 4.70%, 4/16/34 (a)	430,000	398,190
Electricite de France S.A., 5.70%, 5/23/28 (a)	210,000	209,683
Sociedad de Transmision Austral S.A., 4.00%, 1/27/32 (a)	1,000,000	855,720
Total Utilities		2,146,383
TOTAL FOREIGN CORPORATE BONDS (Cost: $56,299,367)		52,084,403
MUNICIPAL BONDS - 1.9%
ALASKA - 0.1%
City of Fort Wayne, Revenue Bond, 7.50%, 10/1/52	1,510,000	1,582,711
CALIFORNIA - 0.6%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	177,641
California Health Facilities Financing Authority,Revenue Bonds, 4.35%, 6/1/41	250,000	230,143

Investments	Principal Amount	Value
MUNICIPAL BONDS (continued)
CALIFORNIA (continued)
Chula Vista Municipal Financing Authority, Revenue Bonds, Series A, 4.28%, 12/1/48	$1,000,000	$847,463
City & County of San Francisco Community Facilities District No., Series B, 3.48%, 9/1/50	1,000,000	727,599
City of Los Angeles CA, General Obligation, Series A, 3.50%, 9/1/37	315,000	268,369
City of Los Angeles CA, General Obligation, Series A, 5.00%, 9/1/42	1,000,000	972,731
City of San Francisco CA Public Utilities Commission Water Revenue, Series A, 3.30%, 11/1/39	1,230,000	1,012,744
Los Angeles Community College District, 2.11%, 8/1/32	770,000	628,291
State of California, General Obligation, 4.60%, 4/1/38	500,000	479,305
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	334,521
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	407,111
Total California		6,085,918
CONNECTICUT - 0.1%
Connecticut Green Bank, 2.90%, 11/15/35	1,000,000	830,263
DISTRICT OF COLUMBIA - 0.2%
District of Columbia, Revenue Bonds, Series B, 3.85%, 2/28/25	1,750,000	1,692,027
FLORIDA - 0.1%
Florida Development Finance Corp., AMT, 7.25%, 7/1/57 (a)(b)	1,000,000	1,017,091
HAWAII - 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Series 2014-A, Class A2, ABS, 3.24%, 1/1/31	1,072,517	1,026,766
ILLINOIS - 0.0% (g)
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	461,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS (continued)
INDIANA - 0.0% (g)
City of Fort Wayne, Revenue Bond, Revenue Bonds, Series A-2, 10.75%, 12/1/29	$234,358	$24
Indiana State Finance Authority, Revenue Bonds, 3.05%, 1/1/51	215,000	164,623
Total Indiana		164,647
MASSACHUSETTS - 0.1%
Massachusetts Housing Finance Agency, Revenue Bonds, Series 226, 5.56%, 12/1/52	950,000	946,563
MICHIGAN - 0.2%
City of Detroit MI, General Obligation, Series B, 2.51%, 4/1/25	650,000	594,990
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 7/1/39	940,000	759,070
Great Lakes Water Authority Water Supply System Revenue, 3.47%, 7/1/41	1,330,000	1,100,218
Total Michigan		2,454,278
MINNESOTA - 0.0% (g)
University of Minnesota, Revenue Bonds, 4.05%, 4/1/52	380,000	335,527
NEW JERSEY - 0.1%
Morris County Improvement Authority, Class A, 1.05%, 6/15/26	200,000	179,004
New Jersey Economic Development Authority, Series A, 4.93%, 3/1/25	750,000	740,411
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	375,765
Total New Jersey		1,295,180
NEW YORK - 0.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series A, 1.88%, 7/25/37	971,946	735,795
Metropolitan Transportation Authority, Series C2, 5.18%, 11/15/49	1,000,000	910,823
Total New York		1,646,618

Investments	Principal Amount	Value
MUNICIPAL BONDS (continued)
OREGON - 0.0% (g)
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31 (a)(c)	$500,000	$2,500
SOUTH DAKOTA - 0.0% (g)
South Dakota Housing Development Authority, Series E, 5.46%, 5/1/53	300,000	298,170
TEXAS - 0.0% (g)
Texas Private Activity Bond Surface Transportation Corp., Series B, 3.92%, 12/31/49	80,000	64,808
WISCONSIN - 0.1%
County of Fond Du Lac, Revenue Bond, (BAM CNTY GTD), 5.57%, 11/1/51 (a)	1,000,000	948,499
TOTAL MUNICIPAL BONDS (Cost: $23,367,797)		20,852,636
SUPRANATIONAL BONDS - 1.6%
Arab Petroleum Invstment Corp., 1.48%, 10/6/26 (a)	1,200,000	1,076,100
Asian Development Bank, 3.13%, 9/26/28	1,500,000	1,418,238
Central American Bank for Economic Integration, 5.00%, 2/9/26 (a)	500,000	494,298
Council Of Europe Development Bank, 3.00%, 6/16/25	1,000,000	962,133
European Investment Bank, 0.63%, 10/21/27	700,000	599,952
European Investment Bank, 0.75%, 9/23/30	1,000,000	796,902
European Investment Bank, 2.38%, 5/24/27	500,000	463,369
European Investment Bank, 2.50%, 10/15/24	1,000,000	964,985
European Investment Bank, 3.25%, 11/15/27	1,110,000	1,065,590
European Investment Bank, 3.75%, 2/14/33	1,000,000	984,661
Inter-American Development Bank, 1.13%, 7/20/28	344,000	294,767
Inter-American Investment Corp., 2.63%, 4/22/25	1,000,000	954,791
International Bank for Reconstruction & Development, 0.00%, 3/31/27	1,000,000	897,100
International Bank for Reconstruction & Development, 0.00%, 3/31/28	1,000,000	978,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
SUPRANATIONAL BONDS (continued)
International Bank for Reconstruction & Development, 0.75%, 11/24/27	$322,000	$276,465
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	608,000	585,938
International Finance Corp., (SOFR + 0.090%), 5.18%, 4/3/24 (b)	1,348,000	1,348,010
Kreditanstalt fuer Wiederaufbau, 0.75%, 9/30/30	1,000,000	794,465
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/26	805,000	720,036
Kreditanstalt fuer Wiederaufbau, (SOFR + 1.000%), 6.09%, 2/12/24 (b)	800,000	804,242
OPEC Fund for International Development (The), 4.50%, 1/26/26 (a)	900,000	883,698
TOTAL SUPRANATIONAL BONDS (Cost: $18,421,666)		17,364,630
FOREIGN GOVERNMENT AGENCIES - 1.2%
CANADA - 0.9%
CDP Financial, Inc., Series 144A, 1.00%, 5/26/26 (a)	1,000,000	896,882
Export Development Canada, 3.38%, 8/26/25	1,000,000	970,056
Export Development Canada, 3.88%, 2/14/28	1,800,000	1,767,403
Hydro-Quebec, Series IO, 8.05%, 7/7/24	1,000,000	1,021,365
OMERS Finance Trust, Series 144A, 3.50%, 4/19/32 (a)	1,000,000	916,480
OMERS Finance Trust, Series 144A, 4.00%, 4/19/52 (a)	1,000,000	830,457
Province of British Columbia, 4.20%, 7/6/33	1,085,000	1,080,256
Province of Quebec Canada, 1.90%, 4/21/31	1,000,000	842,946
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	934,169
Total Canada		9,260,014
JAPAN - 0.0% (g)
Development Bank of Japan, Inc., Series 144A, 1.75%, 2/18/25 (a)	226,000	212,888
NETHERLANDS - 0.2%
BNG Bank N.V., 3.50%, 5/19/28 (a)	1,000,000	961,731

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES (continued)
NETHERLANDS - 0.2%
Nederlandse Waterschapsbank N.V., 4.00%, 6/1/28 (a)	$1,500,000	$1,475,752
Total Netherlands		2,437,483
NORWAY - 0.0% (g)
Kommunalbanken A/S, Series 144A, 2.13%, 2/11/25 (a)	500,000	475,875
POLAND - 0.0% (g)
Bank Gospodarstwa Krajowego, 5.38%, 5/22/33 (a)	225,000	223,662
SOUTH KOREA - 0.1%
Korea Hydro & Nuclear Power Co., Ltd., Series 144A, 3.75%, 7/25/23 (a)	200,000	199,740
Korea National Oil Corp., 4.75%, 4/3/26 (a)	200,000	196,053
Korea National Oil Corp., 4.88%, 4/3/28 (a)	205,000	202,979
Total South Korea		598,772
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $13,913,567)		13,208,694
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
BERMUDA - 0.0% (g)
Bermuda Government International Bond, Series 144A, 2.38%, 8/20/30 (a)	200,000	166,702
CANADA - 0.1%
Canada Government International Bond, 2.88%, 4/28/25	1,100,000	1,059,149
INDONESIA - 0.0% (g)
Indonesia Government International Bond, 3.50%, 1/11/28	280,000	263,805
ITALY - 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/49	1,000,000	770,630
MEXICO - 0.0% (g)
Mexico Government International Bond, 4.28%, 8/14/41	260,000	213,893
PANAMA - 0.0% (g)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	106,896
PERU - 0.0% (g)
Peruvian Government International Bond, 2.78%, 1/23/31	107,000	91,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
QATAR - 0.0% (g)
Qatar Government International Bond, Series 144A, 4.50%, 4/23/28 (a)	$200,000	$200,040
ROMANIA - 0.0% (g)
Romanian Government International Bond, Series 144A, 6.00%, 5/25/34 (a)	60,000	59,410
SERBIA - 0.1%
Serbia International Bond, Series 144A, 2.13%, 12/1/30 (a)	370,000	283,840
UNITED ARAB EMIRATES - 0.0% (g)
Abu Dhabi Government International Bond, Series 144A, 3.13%, 10/11/27 (a)	250,000	236,755
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $3,808,756)		3,452,590
BANK LOANS - 0.2%
Industrial - 0.1%
Liberty Tire Recycling Holdco LLC, 2021 Term Loan, 9.72%, 5/5/28 (b) (Cost: $981,110)	987,437	868,945
UTILITIES - 0.1%
Constellation Renewables LLC, 2020 Term Loan, 8.03%, 12/15/27 (b) (Cost: $866,674)	869,947	863,535
TOTAL BANK LOANS (Cost: $1,847,784)		1,732,480

Investments	Shares	Value
PREFERRED STOCK - 0.1%
Financial - 0.1%
Gladstone Investment Corp., 4.88%, 11/1/28 (Cost: $1,830,000)	73,200	$1,628,700

EXCHANGE-TRADED FUND - 11.8%
iShares Core U.S. Aggregate Bond ETF (Cost: $129,559,496)	1,319,580	129,252,861

MUTUAL FUNDS - 7.8%
BrandywineGLOBAL High Yield Fund	4,379,420	42,348,992

Investments	Shares	Value
PREFERRED STOCK (continued)
MUTUAL FUNDS (continued)
MainStay MacKay High Yield Corporate Bond Fund	8,472,998	$42,364,991
TOTAL MUTUAL FUNDS (Cost: $91,126,735)		84,713,983
COMMON STOCKS - 0.0% (g)
ENERGY EQUIPMENT & SERVICES - 0.0% (g)
Canvas Energy, Inc.(h)	952	0
FINANCIAL SERVICES - 0.0% (g)
Bruin Blocker LLC(h)	4,367	0
TOTAL COMMON STOCKS (Cost: $11,472)		0
SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 4.94%(i) (Cost: $17,031,190)	17,031,190	17,031,190
TOTAL INVESTMENTS - 100.3% (Cost: $1,167,708,107)		1,094,451,597
OTHER ASSETS AND LIABILITIES, NET - (0.3)%		(2,997,945)
NET ASSETS - 100.0%		$1,091,453,652

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2023, the value of these securities was $261,965,991, representing 24.0% of net assets.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security is currently in default.
(d)	Perpetual floating rate security. Date shown reflects the next reset date.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(f)	Interest only security.
(g)	Amount is less than 0.05%.
(h)	Non-income producing security.
(i)	The rate shown is the annualized seven-day yield at June 30, 2023.

ABS	Asset Backed Securities
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Indexes
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Fund Rate
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2023

PFM MULTI-MANAGER FIXED-INCOME FUND (concluded)

Futures contracts open at June 30, 2023:
Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 4.4%
U.S. Treasury 2-Year Notes	Long	11,800,000	09/29/2023	$11,997,281	$(183,784)
U.S. Treasury 10-Year Notes	Long	8,900,000	09/20/2023	9,991,641	(111,173)
U.S. Treasury 5-Year Notes	Long	21,200,000	09/29/2023	22,703,875	(433,989)
U.S. Treasury Ultra Bonds	Long	2,500,000	09/20/2023	3,405,469	18,672
Total				$48,098,266	$(710,274)
CONTRACTS SOLD - (0.7)%
U.S. Treasury Long-Term Bonds	Short	(6,200,000)	09/20/2023	$(7,868,188)	$34,949

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds*	$—	$207,965,430	$—	$207,965,430
U.S. Government Agencies	—	179,675,127	—	179,675,127
Asset-Backed Securities	—	141,383,521	—	141,383,521
Exchange-Traded Fund	129,252,861	—	—	129,252,861
U.S. Government Obligations	—	122,136,639	—	122,136,639
Commercial Mortgage-Backed Securities	—	101,968,713	—	101,968,713
Mutual Funds	84,713,983	—	—	84,713,983
Foreign Corporate Bonds*	—	52,084,403	—	52,084,403
Municipal Bonds*	—	20,852,636	—	20,852,636
Supranational Bonds	—	17,364,630	—	17,364,630
Foreign Government Agencies*	—	13,208,694	—	13,208,694
Foreign Government Obligations*	—	3,452,590	—	3,452,590
Bank Loans*	—	1,732,480	—	1,732,480
Preferred Stock*	1,628,700	—	—	1,628,700
Common Stocks*	—	—	—	—
Money Market Fund	17,031,190	—	—	17,031,190
Total Investments in Securities	$232,626,734	$861,824,863	$—	$1,094,451,597
Other Financial Instruments
Futures Contracts(a)	$53,621	$—	$—	$53,621
Liabilities: Other Financial Instruments
Futures Contracts(a)	$(728,946)	$—	$—	$(728,946)

(a) Futures Contracts are valued at unrealized appreciation (depreciation).

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

PFM Multi-Manager Series Trust

Notes to Schedule of Investments

June 30, 2023 (Unaudited)

1. Organization

PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of June 30, 2023, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

Investment Valuation

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –	Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 –	Inputs that are unobservable and significant to the entire fair value measurement, including the Fund's own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2023, is disclosed in each Fund’s respective Schedule of Investments.

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (“NAV”) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the “Board”), the Board has designated the Adviser, PFM Asset Management LLC (“PFMAM” or, the “Adviser”), as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act and as such the Adviser performs day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Adviser’s valuation policies and procedures. Among other things, these procedures allow the Adviser to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Adviser may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Adviser may value foreign securities using fair value prices based on third-party vendor modeling tools.

Equity Securities

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (“ADRs”), futures contracts, Exchange-Traded Funds (“ETFs”) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt Securities

Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures Contracts

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.